Schedule of Investments (unaudited) September 30, 2019	BlackRock Total Return V.I. Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Asset-Backed Securities — 7.7%
Accredited Mortgage Loan Trust, Series 2006-1, Class M2, (LIBOR USD 1 Month + 0.34%), 2.36%, 04/25/36(a)	USD	190	$102,702
ACE Securities Corp. Home Equity Loan Trust(a):
Series 2003-OP1, Class A2, (LIBOR USD 1 Month + 0.72%), 2.74%, 12/25/33		122	120,092
Series 2007-HE4, Class A2A, (LIBOR USD 1 Month + 0.13%), 2.15%, 05/25/37		97	26,780
Adams Mill CLO Ltd., Series 2014-1A, Class A2R, (LIBOR USD 3 Month + 1.10%), 3.40%, 07/15/26(a)(b)		185	185,180
Ajax Mortgage Loan Trust(b):
Series 2017-D, Class A, 3.75%, 12/25/57		354	364,522
Series 2018-A, Class A, 3.85%, 04/25/58(c)		339	333,196
Series 2018-A, Class B, 0.00%, 04/25/58(c)		90	52,210
Series 2018-B, Class A, 3.75%, 02/26/57(c)		277	277,327
Series 2018-B, Class B, 0.00%, 02/26/57(c)		107	30,000
Series 2018-D, Class A, 3.75%, 08/25/58(c)(d)		379	380,219
Series 2018-D, Class B, 0.00%, 08/25/58(c)(d)		110	61,485
Series 2018-E, Class A, 4.38%, 06/25/58(d)		213	215,243
Series 2018-E, Class B, 5.25%, 06/25/58(d)		100	104,068
Series 2018-E, Class C, 0.00%, 06/25/58(c)(d)		98	29,530
Series 2018-F, Class A, 4.38%, 11/25/58(c)(d)		706	711,133
Series 2018-F, Class B, 5.25%, 11/25/58(c)(d)		111	110,123
Series 2018-F, Class C, 0.00%, 11/25/58(c)		249	121,121
Series 2018-G, Class A, 4.38%, 06/25/57(c)(d)		641	645,136
Series 2018-G, Class B, 5.25%, 06/25/57(c)(d)		103	101,785
Series 2018-G, Class C, 5.25%, 06/25/57(c)		227	214,840
Series 2019-A, Class A, 3.75%, 08/25/57(d)		661	660,360
Series 2019-A, Class B, 5.25%, 08/25/57(c)(d)		100	98,570
Series 2019-A, Class C, 0.00%, 08/25/57		185	157,875
Series 2019-B, Class A, 3.75%, 01/25/59(d)		1,090	1,091,896
Series 2019-B, Class B, 5.25%, 01/25/59(d)		117	114,711
Series 2019-B, Class C, 0.00%, 01/25/59(c)		299	245,911
Allegro CLO II-S Ltd., Series 2014-1RA, Class A1, (LIBOR USD 3 Month + 1.08%), 3.36%, 10/21/28(a)(b)		500	498,977
Allegro CLO V Ltd., Series 2017-1A, Class A, (LIBOR USD 3 Month + 1.24%), 3.56%, 10/16/30(a)(b)		250	250,229
ALM V Ltd.(a)(b):
Series 2012-5A, Class A1R3, (LIBOR USD 3 Month + 0.91%), 3.21%, 10/18/27		290	289,755
Series 2012-5A, Class A2R3, (LIBOR USD 3 Month + 1.25%), 3.55%, 10/18/27		250	247,732
Series 2012-5A, Class BR3, (LIBOR USD 3 Month + 1.65%), 3.95%, 10/18/27		250	246,192
ALM VII R Ltd., Series 2013-7RA, Class A1R, (LIBOR USD 3 Month + 1.41%), 3.71%, 10/15/28(a)(b)		250	249,922
ALM VIII Ltd., Series 2013-8A, Class A1R, (LIBOR USD 3 Month + 1.49%), 3.79%, 10/15/28(a)(b)		380	380,121
ALM XII Ltd., Series 2015-12A, Class A1R2, (LIBOR USD 3 Month + 0.89%), 3.21%, 04/16/27(a)(b)		230	229,697
ALM XVI Ltd., Series 2015-16A, Class A2R2, (LIBOR USD 3 Month + 1.50%), 3.80%, 07/15/27(a)(b)		255	254,209
American Homes 4 Rent Trust, Series 2014- SFR3, Class A, 3.68%, 12/17/36(b)		183	191,945
AMMC CLO 19 Ltd., Series 2016-19A, Class C, (LIBOR USD 3 Month + 2.80%), 5.10%, 10/15/28(a)(b)		100	100,232

Security	Par (000)		Value

Asset-Backed Securities (continued)
Anchorage Capital CLO 1-R Ltd., Series 2018- 1RA, Class A1, (LIBOR USD 3 Month + 0.99%), 3.29%, 04/13/31(a)(b)	USD	310	$306,219
Anchorage Capital CLO 4-R Ltd.(a)(b):
Series 2014-4RA, Class A, (LIBOR USD 3 Month + 1.05%), 3.31%, 01/28/31		250	249,163
Series 2014-4RA, Class C, (LIBOR USD 3 Month + 1.85%), 4.11%, 01/28/31		250	240,983
Anchorage Capital CLO 5-R Ltd.(a)(b):
Series 2014-5RA, Class B, (LIBOR USD 3 Month + 1.45%), 3.75%, 01/15/30		500	492,074
Series 2014-5RA, Class C, (LIBOR USD 3 Month + 1.85%), 4.15%, 01/15/30		250	246,760
Anchorage Capital CLO 6 Ltd., Series 2015-6A, Class AR, (LIBOR USD 3 Month + 1.27%), 3.57%, 07/15/30(a)(b)		250	249,859
Anchorage Capital CLO 7 Ltd., Series 2015-7A, Class AR, (LIBOR USD 3 Month + 0.96%), 3.26%, 10/15/27(a)(b)		750	748,726
Anchorage Capital CLO Ltd., Series 2013-1A, Class A1R, (LIBOR USD 3 Month + 1.25%), 3.55%, 10/13/30(a)(b)		250	249,483
Apidos CLO XII, Series 2013-12A, Class AR, (LIBOR USD 3 Month + 1.08%), 3.38%, 04/15/31(a)(b)		500	497,587
Apidos CLO XV, Series 2013-15A, Class A1RR, (LIBOR USD 3 Month + 1.01%), 3.29%, 04/20/31(a)(b)		500	494,454
Arbor Realty Collateralized Loan Obligation Ltd., Series 2017-FL3, Class A, (LIBOR USD 1 Month + 0.99%), 3.02%, 12/15/27(a)(b)		130	129,947
Arbor Realty Commercial Real Estate Notes Ltd., Series 2017-FL2, Class A, (LIBOR USD 1 Month + 0.99%), 3.02%, 08/15/27(a)(b)		250	249,969
Ares XXXVII CLO Ltd., Series 2015-4A, Class A1R, (LIBOR USD 3 Month + 1.17%), 3.47%, 10/15/30(a)(b)		250	249,685
Argent Mortgage Loan Trust, Series 2005-W1, Class A2, (LIBOR USD 1 Month + 0.48%), 2.50%, 05/25/35(a)		50	46,464
Avery Point V CLO Ltd., Series 2014-5A, Class AR, (LIBOR USD 3 Month + 0.98%), 3.28%, 07/17/26(a)(b)		181	180,616
Avery Point VI CLO Ltd., Series 2015-6A, Class BR, (LIBOR USD 3 Month + 1.50%), 3.79%, 08/05/27(a)(b)		250	248,300
B2R Mortgage Trust, Series 2015-2, Class A, 3.34%, 11/15/48(b)		25	24,861
Babson CLO Ltd., Series 2015-2A, Class AR, (LIBOR USD 3 Month + 1.19%), 3.47%, 10/20/30(a)(b)		260	259,178
BankAmerica Manufactured Housing Contract Trust, Series 1998-2, Class B1, 7.58%, 12/10/25(d)		300	174,734
Battalion CLO X Ltd., Series 2016-10A, Class A1R, (LIBOR USD 3 Month + 1.25%), 3.53%, 01/24/29(a)(b)		940	941,923
Bayview Financial Revolving Asset Trust(a)(b):
Series 2004-B, Class A1, (LIBOR USD 1 Month + 1.00%), 3.04%, 05/28/39		124	114,488
Series 2005-A, Class A1, (LIBOR USD 1 Month + 1.00%), 3.04%, 02/28/40		165	159,658
Series 2005-E, Class A1, (LIBOR USD 1 Month + 1.00%), 3.04%, 12/28/40		65	64,351

1

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Total Return V.I. Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Asset-Backed Securities (continued)
BCMSC Trust(d):
Series 2000-A, Class A2, 7.58%, 06/15/30	USD	40	$13,152
Series 2000-A, Class A3, 7.83%, 06/15/30		37	12,624
Series 2000-A, Class A4, 8.29%, 06/15/30		27	9,672
BDS Ltd., Series 2019-FL3, Class A, (LIBOR USD 1 Month + 1.40%), 3.42%, 12/15/35(a)(b)		200	200,432
Bear Stearns Asset-Backed Securities I Trust(a):
Series 2007-FS1, Class 1A3, (LIBOR USD 1 Month + 0.17%), 2.19%, 05/25/35		79	85,074
Series 2007-HE2, Class 23A, (LIBOR USD 1 Month + 0.14%), 2.16%, 03/25/37		47	49,646
Series 2007-HE3, Class 1A4, (LIBOR USD 1 Month + 0.35%), 2.37%, 04/25/37		196	172,109
Bear Stearns Asset-Backed Securities Trust, Series 2005-4, Class M2, (LIBOR USD 1 Month + 1.20%), 3.22%, 01/25/36(a)		5	4,781
Benefit Street Partners CLO VI Ltd., Series 2015-VIA, Class A1R, (LIBOR USD 3 Month + 1.24%), 3.54%, 10/18/29(a)(b)		250	249,745
BlueMountain CLO Ltd.(a)(b):
Series 2013-1A, Class A1R2, (LIBOR USD 3 Month + 1.23%), 3.51%, 01/20/29		310	310,252
Series 2013-2A, Class A1R, (LIBOR USD 3 Month + 1.18%), 3.46%, 10/22/30		500	499,554
Carrington Mortgage Loan Trust(a):
Series 2006-FRE2, Class A2, (LIBOR USD 1 Month + 0.12%), 2.14%, 10/25/36		64	49,771
Series 2006-FRE2, Class A3, (LIBOR USD 1 Month + 0.16%), 2.18%, 10/25/36		128	99,867
Series 2006-FRE2, Class A5, (LIBOR USD 1 Month + 0.08%), 2.10%, 03/25/35		22	16,680
Series 2006-NC4, Class A3, (LIBOR USD 1 Month + 0.16%), 2.18%, 10/25/36		79	73,497
Series 2007-RFC1, Class A4, (LIBOR USD 1 Month + 0.22%), 2.24%, 10/25/36		100	83,845
CBAM Ltd., Series 2017-1A, Class A1, (LIBOR USD 3 Month + 1.25%), 3.53%, 07/20/30(a)(b)		250	249,126
C-BASS Trust, Series 2006-CB7, Class A4, (LIBOR USD 1 Month + 0.16%), 2.18%, 10/25/36(a)		58	44,504
Cedar Funding II CLO Ltd.(a)(b):
Series 2013-1A, Class A1R, (LIBOR USD 3 Month + 1.23%), 3.33%, 06/09/30		250	249,851
Series 2013-1A, Class BR, (LIBOR USD 3 Month + 1.75%), 3.85%, 06/09/30		250	249,070
Cedar Funding VI CLO Ltd., Series 2016-6A, Class AR, (LIBOR USD 3 Month + 1.09%), 3.37%, 10/20/28(a)(b)		430	429,447
Cedar Funding VIII CLO Ltd., Series 2017-8A, Class A1, (LIBOR USD 3 Month + 1.25%), 3.55%, 10/17/30(a)(b)		510	509,901
CIFC Funding Ltd.(a)(b):
Series 2013-2A, Class A1LR, (LIBOR USD 3 Month + 1.21%), 3.51%, 10/18/30		230	230,121
Series 2014-4RA, Class A1A, (LIBOR USD 3 Month + 1.13%), 3.43%, 10/17/30		540	539,469
Citicorp Residential Mortgage Trust, Series 2007-2, Class M1, 5.01%, 06/25/37(e)		100	98,269
Citigroup Mortgage Loan Trust(a):
Series 2007-AHL2, Class A3B, (LIBOR USD 1 Month + 0.20%), 2.22%, 05/25/37		241	175,748
Series 2007-AHL2, Class A3C, (LIBOR USD 1 Month + 0.27%), 2.29%, 05/25/37		109	80,480

Security	Par (000)		Value

Asset-Backed Securities (continued)
Citigroup Mortgage Loan Trust, Inc., Series 2006-WFH4, Class M3, (LIBOR USD 1 Month + 0.32%), 2.34%, 11/25/36(a)	USD	100	$88,700
Conseco Finance Corp.:
Series 1997-3, Class M1, 7.53%, 03/15/28(d)		49	49,239
Series 1997-6, Class M1, 7.21%, 01/15/29(d)		32	32,232
Series 1998-8, Class M1, 6.98%, 09/01/30(d)		109	97,388
Series 1999-5, Class A5, 7.86%, 03/01/30(d)		30	20,880
Series 1999-5, Class A6, 7.50%, 03/01/30(d)		32	21,358
Series 2001-D, Class B1, (LIBOR USD 1 Month + 2.50%), 4.53%, 11/15/32(a)		74	72,022
Conseco Finance Securitizations Corp.:
Series 2000-1, Class A5, 8.06%, 09/01/29(d)		56	24,254
Series 2000-4, Class A6, 8.31%, 05/01/32(d)		151	63,969
Series 2000-5, Class A7, 8.20%, 05/01/31		144	80,565
Countrywide Asset-Backed Certificates(a):
Series 2003-BC3, Class A2, (LIBOR USD 1 Month + 0.62%), 2.64%, 09/25/33		106	104,341
Series 2006-S10, Class A3, (LIBOR USD 1 Month + 0.32%), 2.34%, 10/25/36		32	30,932
Series 2006-SPS1, Class A, (LIBOR USD 1 Month + 0.22%), 2.24%, 12/25/25		2	1,923
Credit-Based Asset Servicing & Securitization LLC:
Series 2006-CB2, Class AF4, 3.43%, 12/25/36(e)		15	13,340
Series 2006-MH1, Class B1, 6.25%, 10/25/36(b)(e)		100	103,159
Series 2006-SL1, Class A2, 6.06%, 09/25/36(b)(e)		85	11,723
Series 2007-CB6, Class A4, (LIBOR USD 1 Month + 0.34%), 2.36%, 07/25/37(a)(b)		54	36,805
CWABS Asset-Backed Certificates Trust:
Series 2005-16, Class 1AF, 4.72%, 04/25/36(d)		130	129,238
Series 2005-16, Class 2AF3, 4.52%, 05/25/36(d)		25	25,302
Series 2006-11, Class 3AV2, (LIBOR USD 1 Month + 0.16%), 2.18%, 09/25/46(a)		8	8,130
CWABS Revolving Home Equity Loan Trust, Series 2004-U, Class 2A, (LIBOR USD 1 Month + 0.27%), 2.30%, 03/15/34(a)		23	21,860
CWABS, Inc. Asset-Backed Certificates Trust, Series 2004-5, Class A, (LIBOR USD 1 Month + 0.90%), 2.92%, 10/25/34(a)		109	107,765
CWHEQ Home Equity Loan Trust, Series 2006-S5, Class A5, 6.16%, 06/25/35		13	13,947
CWHEQ Revolving Home Equity Loan Resuritization Trust(a)(b):
Series 2006-RES, Class 4Q1B, (LIBOR USD 1 Month + 0.30%), 2.33%, 12/15/33		19	17,598
Series 2006-RES, Class 5B1B, (LIBOR USD 1 Month + 0.19%), 2.22%, 05/15/35(c)		9	8,835
CWHEQ Revolving Home Equity Loan Trust(a):
Series 2005-B, Class 2A, (LIBOR USD 1 Month + 0.18%), 2.21%, 05/15/35		15	14,948
Series 2006-C, Class 2A, (LIBOR USD 1 Month + 0.18%), 2.21%, 05/15/36		105	102,753
Series 2006-H, Class 1A, (LIBOR USD 1 Month + 0.15%), 2.18%, 11/15/36		65	55,008
DCP Rights LLC, Series 2014-1A, Class A, 5.46%, 10/25/44(b)(c)		210	210,590
Dorchester Park CLO DAC, Series 2015-1A, Class BR, (LIBOR USD 3 Month + 1.45%), 3.73%, 04/20/28(a)(b)		250	246,963

2

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Total Return V.I. Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Asset-Backed Securities (continued)
Dryden 53 CLO Ltd., Series 2017-53A, Class A, (LIBOR USD 3 Month + 1.12%), 3.42%, 01/15/31(a)(b)	USD	800	$796,912
Dryden XXV Senior Loan Fund, Series 2012- 25A, Class ARR, (LIBOR USD 3 Month + 0.90%), 3.20%, 10/15/27(a)(b)		250	250,007
First Franklin Mortgage Loan Trust(a):
Series 2004-FFH3, Class M3, (LIBOR USD 1 Month + 1.05%), 3.07%, 10/25/34		33	30,344
Series 2006-FF16, Class 2A3, (LIBOR USD 1 Month + 0.14%), 2.16%, 12/25/36		719	410,333
Series 2006-FF17, Class A5, (LIBOR USD 1 Month + 0.15%), 2.17%, 12/25/36		597	523,192
Series 2006-FFH1, Class M2, (LIBOR USD 1 Month + 0.40%), 2.42%, 01/25/36		95	59,220
Flatiron CLO Ltd., Series 2015-1A, Class AR, (LIBOR USD 3 Month + 0.89%), 3.19%, 04/15/27(a)(b)		237	236,804
Fremont Home Loan Trust, Series 2006-3, Class 1A1, (LIBOR USD 1 Month + 0.14%), 2.16%, 02/25/37(a)		241	183,048
GE-WMC Asset-Backed Pass-Through Certificates(a):
Series 2005-2, Class A2C, (LIBOR USD 1 Month + 0.25%), 2.27%, 12/25/35		18	17,406
Series 2005-2, Class M1, (LIBOR USD 1 Month + 0.44%), 2.46%, 12/25/35		171	139,214
GSAA Home Equity Trust, Series 2007-2, Class AF3, 5.92%, 03/25/37(d)		28	9,435
GSAMP Trust(a):
Series 2007-H1, Class A1B, (LIBOR USD 1 Month + 0.20%), 2.22%, 01/25/47		28	17,136
Series 2007-HS1, Class M6, (LIBOR USD 1 Month + 2.25%), 4.27%, 02/25/47		40	41,418
Halcyon Loan Advisors Funding Ltd., Series 2015-2A, Class AR, (LIBOR USD 3 Month + 1.08%), 3.36%, 07/25/27(a)(b)		430	429,528
Highbridge Loan Management Ltd., Series 6A-2015, Class A1R, (LIBOR USD 3 Month + 1.00%), 3.29%, 02/05/31(a)(b)		250	247,594
Home Equity Asset Trust, Series 2007-1, Class 2A3, (LIBOR USD 1 Month + 0.15%), 2.17%, 05/25/37(a)		90	75,042
Home Equity Mortgage Loan Asset-Backed Trust(a):
Series 2004-A, Class M2, (LIBOR USD 1 Month + 2.03%), 4.04%, 07/25/34		25	25,437
Series 2007-A, Class 2A2, (LIBOR USD 1 Month + 0.19%), 2.21%, 04/25/37		69	50,885
Series 2007-B, Class 2A3, (LIBOR USD 1 Month + 0.20%), 2.22%, 07/25/37		118	80,231
Home Equity Mortgage Trust, Series 2006-2, Class 1A1, 5.87%, 07/25/36(e)		69	20,397
Home Loan Mortgage Loan Trust, Series 2005- 1, Class A3, (LIBOR USD 1 Month + 0.72%), 2.75%, 04/15/36(a)		23	21,366
ICG US CLO Ltd., Series 2015-1A, Class A1R, (LIBOR USD 3 Month + 1.14%), 3.44%, 10/19/28(a)(b)		250	249,492
Invitation Homes Trust, Series 2018-SFR3, Class A, (LIBOR USD 1 Month + 1.00%), 3.02%, 07/17/37(a)(b)		125	124,964
Irwin Home Equity Loan Trust, Series 2006-3, Class 2A3, 6.53%, 09/25/37(b)(e)		41	40,971

Security	Par (000)		Value

Asset-Backed Securities (continued)
JPMorgan Mortgage Acquisition Trust, Series 2006-CW1, Class M1, (LIBOR USD 1 Month + 0.27%), 2.29%, 05/25/36(a)	USD	100	$96,062
LCM 26 Ltd., Series 26A, Class A1, (LIBOR USD 3 Month + 1.07%), 3.35%, 01/20/31(a)(b)		280	278,826
LCM XX LP, Series 20A, Class AR, (LIBOR USD 3 Month + 1.04%), 3.32%, 10/20/27(a)(b)		250	250,181
LCM XXIV Ltd., Series 24A, Class A, (LIBOR USD 3 Month + 1.31%), 3.59%, 03/20/30(a)(b)		250	250,542
Legacy Mortgage Asset Trust(b):
Series 2019-GS2, Class A1, 3.75%, 01/25/59(e)		111	113,047
Series 2019-SL1, Class A, 4.00%, 12/28/54(d)		424	424,715
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class M1, 6.63%, 04/15/40(d)		81	86,293
Litigation Fee Residual Funding LLC, Series 2015-1, 4.00%, 10/30/27(c)		64	63,424
LoanCore Issuer Ltd., Series 2018-CRE1, Class A, (LIBOR USD 1 Month + 1.13%), 3.16%, 05/15/28(a)(b)		250	250,187
Long Beach Mortgage Loan Trust(a):
Series 2006-2, Class 1A, (LIBOR USD 1 Month + 0.18%), 2.20%, 03/25/46		228	184,570
Series 2006-4, Class 2A3, (LIBOR USD 1 Month + 0.16%), 2.18%, 05/25/36		366	157,088
Series 2006-4, Class 2A4, (LIBOR USD 1 Month + 0.26%), 2.28%, 05/25/36		407	180,350
Series 2006-9, Class 2A2, (LIBOR USD 1 Month + 0.11%), 2.13%, 10/25/36		54	22,519
Series 2006-9, Class 2A3, (LIBOR USD 1 Month + 0.16%), 2.18%, 10/25/36		328	139,598
Series 2006-9, Class 2A4, (LIBOR USD 1 Month + 0.23%), 2.25%, 10/25/36		122	52,594
Series 2006-10, Class 2A3, (LIBOR USD 1 Month + 0.16%), 2.18%, 11/25/36		83	39,254
Series 2006-10, Class 2A4, (LIBOR USD 1 Month + 0.22%), 2.24%, 11/25/36		62	29,836
Madison Avenue Manufactured Housing Contract Trust, Series 2002-A, Class B2, (LIBOR USD 1 Month + 3.25%), 5.27%, 03/25/32(a)		36	36,440
Madison Park Funding XI Ltd., Series 2013-11A, Class AR, (LIBOR USD 3 Month + 1.16%), 3.42%, 07/23/29(a)(b)		250	250,308
Madison Park Funding XIII Ltd., Series 2014-13A, Class AR2, (LIBOR USD 3 Month + 0.95%), 3.25%, 04/19/30(a)(b)		580	579,269
Madison Park Funding XVIII Ltd., Series 2015-18A, Class A1R, (LIBOR USD 3 Month + 1.19%), 3.47%, 10/21/30(a)(b)		510	510,252
Madison Park Funding XXVI Ltd., Series 2017-26A, Class AR, (LIBOR USD 3 Month + 1.20%), 3.46%, 07/29/30(a)(b)		270	270,180
Marathon CRE Ltd., Series 2018-FL1, Class A, (LIBOR USD 1 Month + 1.15%), 3.18%, 06/15/28(a)(b)		100	100,020
Marble Point CLO XI Ltd., Series 2017-2A, Class A, (LIBOR USD 3 Month + 1.18%), 3.48%, 12/18/30(a)(b)		250	249,012
Mariner CLO 5 Ltd., Series 2018-5A, Class A, (LIBOR USD 3 Month + 1.11%), 3.39%, 04/25/31(a)(b)		250	248,666

3

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Total Return V.I. Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Asset-Backed Securities (continued)
Mariner CLO LLC, Series 2017-4A, Class A, (LIBOR USD 3 Month + 1.21%), 3.48%, 10/26/29(a)(b)	USD 250	$249,515
MASTR Specialized Loan Trust, Series 2006-3, Class A, (LIBOR USD 1 Month + 0.26%), 2.28%, 06/25/46(a)(b)	17	16,384
Merrill Lynch Mortgage Investors Trust(a):
Series 2006-OPT1, Class M1, (LIBOR USD 1 Month + 0.26%), 2.28%, 08/25/37	35	18,055
Series 2006-RM3, Class A2B, (LIBOR USD 1 Month + 0.09%), 2.11%, 06/25/37	27	8,031
Morgan Stanley ABS Capital I, Inc. Trust(a):
Series 2005-HE1, Class A2MZ, (LIBOR USD 1 Month + 0.60%), 2.62%, 12/25/34	155	155,030
Series 2005-HE5, Class M4, (LIBOR USD 1 Month + 0.87%), 2.89%, 09/25/35	131	73,702
Series 2007-NC1, Class A1, (LIBOR USD 1 Month + 0.13%), 2.15%, 11/25/36	457	275,340
MP CLO III Ltd., Series 2013-1A, Class AR, (LIBOR USD 3 Month + 1.25%), 3.53%, 10/20/30(a)(b)	250	249,375
MP CLO VIII Ltd., Series 2015-2A, Class AR, (LIBOR USD 3 Month + 0.91%), 3.17%, 10/28/27(a)(b)	270	270,006
Navient Private Education Loan Trust(a)(b):
Series 2014-AA, Class A2B, (LIBOR USD 1 Month + 1.25%), 3.28%, 02/15/29	288	291,291
Series 2014-CTA, Class B, (LIBOR USD 1 Month + 1.75%), 3.78%, 10/17/44	200	202,036
Neuberger Berman Loan Advisers CLO Ltd., Series 2017-26A, Class A, (LIBOR USD 3 Month + 1.17%), 3.47%, 10/18/30(a)(b)	250	249,565
Oakwood Mortgage Investors, Inc.(d):
Series 2001-D, Class A2, 5.26%, 01/15/19	21	15,454
Series 2001-D, Class A4, 6.93%, 09/15/31	12	10,117
Series 2002-B, Class M1, 7.62%, 06/15/32	79	67,211
OCP CLO Ltd.(a)(b):
Series 2016-12A, Class A1R, (LIBOR USD 3 Month + 1.12%), 3.42%, 10/18/28	216	216,149
Series 2017-13A, Class A1A, (LIBOR USD 3 Month + 1.26%), 3.56%, 07/15/30	300	300,145
Series 2017-14A, Class B, (LIBOR USD 3 Month + 1.95%), 4.09%, 11/20/30	250	243,568
Octagon Investment Partners XIX Ltd., Series 2014-1A, Class AR, (LIBOR USD 3 Month + 1.10%), 3.40%, 04/15/26(a)(b)	171	171,170
Octagon Investment Partners XVI Ltd., Series 2013-1A, Class A1R, (LIBOR USD 3 Month + 1.02%), 3.32%, 07/17/30(a)(b)	250	246,856
Octagon Investment Partners XVII Ltd., Series 2013-1A, Class A1R2, (LIBOR USD 3 Month + 1.00%), 3.28%, 01/25/31(a)(b)	250	248,400
OFSI Fund VI Ltd., Series 2014-6A, Class A2R, (LIBOR USD 3 Month + 1.13%), 3.43%, 03/20/25(a)(b)	201	200,719
OFSI Fund VII Ltd., Series 2014-7A, Class AR, (LIBOR USD 3 Month + 0.90%), 3.20%, 10/18/26(a)(b)	139	138,720
OHA Loan Funding Ltd., Series 2013-2A, Class AR, (LIBOR USD 3 Month + 1.04%), 3.19%, 05/23/31(a)(b)	225	223,957
Option One Mortgage Accep Corp. Asset- Backed Certificates, Series 2003-4, Class A2, (LIBOR USD 1 Month + 0.64%), 2.66%, 07/25/33(a)	168	166,300

Security	Par (000)		Value

Asset-Backed Securities (continued)
Option One Mortgage Loan Trust:
Series 2007-CP1, Class 2A3, (LIBOR USD 1 Month + 0.21%), 2.23%, 03/25/37(a)	USD	90	$62,225
Series 2007-FXD1, Class 1A1, 5.87%, 01/25/37(e)		97	93,771
Series 2007-FXD1, Class 2A1, 5.87%, 01/25/37(e)		254	252,222
Series 2007-FXD2, Class 1A1, 5.82%, 03/25/37(e)		422	431,504
Origen Manufactured Housing Contract Trust, Series 2007-B, Class A1, (LIBOR USD 1 Month + 1.20%), 3.23%, 10/15/37(a)(b)(c)		75	73,981
Ownit Mortgage Loan Trust, Series 2006-2, Class A2C, 6.00%, 01/25/37(e)		70	67,707
OZLM Funding III Ltd., Series 2013-3A, Class BR, (LIBOR USD 3 Month + 3.00%), 5.28%, 01/22/29(a)(b)		320	319,944
OZLM Funding IV Ltd., Series 2013-4A, Class A1R, (LIBOR USD 3 Month + 1.25%), 3.53%, 10/22/30(a)(b)		390	387,787
OZLM XIV Ltd., Series 2015-14A, Class A2AR, (LIBOR USD 3 Month + 1.70%), 4.00%, 01/15/29(a)(b)		250	248,581
Palmer Square CLO Ltd.(a)(b):
Series 2014-1A, Class A1R2, (LIBOR USD 3 Month + 1.13%), 3.43%, 01/17/31		250	249,458
Series 2018-1A, Class A1, (LIBOR USD 3 Month + 1.03%), 3.33%, 04/18/31		250	248,323
Series 2018-2A, Class A1A, (LIBOR USD 3 Month + 1.10%), 3.42%, 07/16/31		420	416,983
Park Avenue Institutional Advisers CLO Ltd.(a)(b):
Series 2017-1A, Class A1, (LIBOR USD 3 Month + 1.22%), 3.40%, 11/14/29		280	279,339
Series 2017-1A, Class A2, (LIBOR USD 3 Month + 1.70%), 3.88%, 11/14/29		300	298,776
Progress Residential Trust(b):
Series 2015-SFR3, Class A, 3.07%, 11/12/32		197	196,951
Series 2017-SFR1, Class A, 2.77%, 08/17/34		100	99,903
Series 2018-SFR1, Class F, 4.78%, 03/17/35		100	101,494
PRPM LLC, Series 2017-1A, Class A1, 4.25%, 01/25/22(b)(e)		24	23,622
Race Point IX CLO Ltd., Series 2015-9A, Class A1AR, (LIBOR USD 3 Month + 1.21%), 3.51%, 10/15/30(a)(b)		500	500,000
Race Point X CLO Ltd., Series 2016-10A, Class A1R, (LIBOR USD 3 Month + 1.10%), 3.38%, 07/25/31(a)(b)		250	247,762
Regatta VI Funding Ltd., Series 2016-1A, Class AR, (LIBOR USD 3 Month + 1.08%), 3.36%, 07/20/28(a)(b)		330	329,445
Rockford Tower CLO Ltd.(a)(b):
Series 2017-1A, Class A, (LIBOR USD 3 Month + 1.37%), 3.67%, 04/15/29		250	250,020
Series 2017-1A, Class B, (LIBOR USD 3 Month + 1.80%), 4.10%, 04/15/29		250	249,116
Series 2017-2A, Class B, (LIBOR USD 3 Month + 1.75%), 4.05%, 10/15/29		250	248,297
Series 2017-2A, Class C, (LIBOR USD 3 Month + 2.30%), 4.60%, 10/15/29		250	246,587
Series 2017-3A, Class A, (LIBOR USD 3 Month + 1.19%), 3.47%, 10/20/30		250	249,518

4

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Total Return V.I. Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Asset-Backed Securities (continued)
Romark WM-R Ltd., Series 2018-1A, Class A1, (LIBOR USD 3 Month + 1.03%), 3.31%, 04/20/31(a)(b)	USD	250	$247,287
RR 3 Ltd., Series 2018-3A, Class A1R2, (LIBOR USD 3 Month + 1.09%), 3.39%, 01/15/30(a)(b)		1,250	1,241,437
Securitized Asset-Backed Receivables LLC Trust(a):
Series 2006-WM4, Class A1, (LIBOR USD 1 Month + 0.19%), 2.21%, 11/25/36(b)		98	57,521
Series 2006-WM4, Class A2A, (LIBOR USD 1 Month + 0.08%), 2.10%, 11/25/36		47	17,808
Series 2006-WM4, Class A2C, (LIBOR USD 1 Month + 0.16%), 2.18%, 11/25/36		141	54,315
SG Mortgage Securities Trust, Series 2006- OPT2, Class A3D, (LIBOR USD 1 Month + 0.21%), 2.23%, 10/25/36(a)		100	81,806
Silver Creek CLO Ltd., Series 2014-1A, Class AR, (LIBOR USD 3 Month + 1.24%), 3.52%, 07/20/30(a)(b)		250	250,038
SLM Private Credit Student Loan Trust, Series 2004-B, Class A3, (LIBOR USD 3 Month + 0.33%), 2.45%, 03/15/24(a)		211	209,538
SMB Private Education Loan Trust, Series 2015-B, Class B, 3.50%, 12/17/40(b)		100	102,657
Sound Point CLO XXIII Ltd., Series 2019-2A, Class A1, (LIBOR USD 3 Month + 1.40%), 3.88%, 04/15/32(a)(b)		800	799,462
Soundview Home Loan Trust, Series 2004- WMC1, Class M2, (LIBOR USD 1 Month + 0.80%), 2.81%, 01/25/35(a)		2	1,665
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2004- 23XS, Class 2A1, (LIBOR USD 1 Month + 0.30%), 2.32%, 01/25/35(a)		102	101,400
Symphony CLO XII Ltd., Series 2013-12A, Class AR, (LIBOR USD 3 Month + 1.03%), 3.33%, 10/15/25(a)(b)		193	193,289
TCI-Flatiron CLO Ltd., Series 2017-1A, Class A, (LIBOR USD 3 Month + 1.20%), 3.32%, 11/18/30(a)(b)		250	249,726
Towd Point Mortgage Trust(b)(d):
Series 2019-SJ2, Class A2, 4.25%, 11/25/58		140	144,339
Series 2019-SJ2, Class M1, 4.50%, 11/25/58		340	354,508
Tricon American Homes Trust, Series 2018- SFR1, Class E, 4.56%, 05/17/37(b)		100	105,847
Union Pacific Railroad Co. Pass-Through Trust, Series 2014-1, 3.23%, 05/14/26		94	98,605
Venture 35 CLO Ltd., Series 2018-35A, Class AS, (LIBOR USD 3 Month + 1.15%), 3.43%, 10/22/31(a)(b)		100	99,893
Venture XVIII CLO Ltd., Series 2014-18A, Class AR, (LIBOR USD 3 Month + 1.22%), 3.52%, 10/15/29(a)(b)		315	315,576
Voya CLO Ltd.(a)(b):
Series 2017-4A, Class A1, (LIBOR USD 3 Month + 1.13%), 3.43%, 10/15/30		250	249,574
Series 2019-1A, Class A, (LIBOR USD 3 Month + 1.17%), 3.81%, 04/15/29		225	224,996
Wachovia Asset Securitization Issuance II LLC Trust, Series 2007-HE2A, Class A, (LIBOR USD 1 Month + 0.13%), 2.15%, 07/25/37(a)(b)		80	74,750
WaMu Asset-Backed Certificates Trust(a):
Series 2007-HE2, Class 2A3, (LIBOR USD 1 Month + 0.25%), 2.27%, 04/25/37		529	278,115

Security	Par (000)		Value

Asset-Backed Securities (continued)
Series 2007-HE2, Class 2A4, (LIBOR USD 1 Month + 0.36%), 2.38%, 04/25/37	USD	33	$17,731
Washington Mutual Asset-Backed CertificatesTrust(a):
Series 2006-HE4, Class 2A2, (LIBOR USD 1 Month + 0.18%), 2.20%, 09/25/36		159	73,269
Series 2006-HE5, Class 1A, (LIBOR USD 1 Month + 0.16%), 2.17%, 10/25/36		172	137,638
Series 2007-HE2, Class 2A2, (LIBOR USD 1 Month + 0.22%), 2.24%, 02/25/37		204	85,251
Wellfleet CLO Ltd., Series 2017-1A, Class A1, (LIBOR USD 3 Month + 1.32%), 3.60%, 04/20/29(a)(b)		250	249,900
Yale Mortgage Loan Trust, Series 2007-1, Class A, (LIBOR USD 1 Month + 0.40%), 2.42%, 06/25/37(a)(b)		93	38,604
York CLO 2 Ltd., Series 2015-1A, Class AR, (LIBOR USD 3 Month + 1.15%), 3.43%, 01/22/31(a)(b)		250	248,582

Total Asset-Backed Securities — 7.7% (Cost: $48,758,130)			48,546,110

Corporate Bonds — 35.0%

Aerospace & Defense — 1.4%
Airbus SE, 3.95%, 04/10/47(b)		175	202,731
BAE Systems Holdings, Inc.(b):
3.80%, 10/07/24		8	8,402
3.85%, 12/15/25		255	268,117
4.75%, 10/07/44		8	9,381
Boeing Co. (The):
3.25%, 02/01/35		52	53,883
3.38%, 06/15/46		30	30,093
3.85%, 11/01/48		137	149,191
3.83%, 03/01/59		79	84,219
General Dynamics Corp., 3.75%, 05/15/28		143	159,151
L3Harris Technologies, Inc.:
2.70%, 04/27/20		28	28,056
3.85%, 06/15/23(b)		670	705,741
3.83%, 04/27/25		34	36,310
3.85%, 12/15/26(b)		435	467,286
4.40%, 06/15/28		480	539,252
4.40%, 06/15/28(b)		80	89,876
4.85%, 04/27/35		8	9,471
5.05%, 04/27/45		175	219,573
Lockheed Martin Corp.:
2.90%, 03/01/25		60	62,118
3.55%, 01/15/26		44	47,174
3.60%, 03/01/35		575	621,599
4.50%, 05/15/36		10	12,009
4.07%, 12/15/42		19	21,929
3.80%, 03/01/45		103	114,729
4.70%, 05/15/46		10	12,694
Northrop Grumman Corp.:
2.93%, 01/15/25		370	381,412
3.25%, 01/15/28		575	603,461
4.75%, 06/01/43		23	28,171
3.85%, 04/15/45		100	110,259
4.03%, 10/15/47		67	75,994
Raytheon Co.:
7.20%, 08/15/27		45	60,067
7.00%, 11/01/28		360	476,833
4.20%, 12/15/44		85	100,946
Rockwell Collins, Inc., 3.20%, 03/15/24		23	23,889
Rolls-Royce plc, 2.13%, 06/18/21	EUR	100	112,913

5

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Total Return V.I. Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Aerospace & Defense (continued)
Textron, Inc.:
3.65%, 03/15/27	USD	130	$135,647
3.90%, 09/17/29		225	240,913
United Technologies Corp.:
1.95%, 11/01/21		598	597,529
1.15%, 05/18/24	EUR	200	226,984
4.13%, 11/16/28	USD	540	610,948
5.40%, 05/01/35		95	121,391
6.13%, 07/15/38		195	268,014
5.70%, 04/15/40		5	6,662
4.50%, 06/01/42		311	372,437
4.15%, 05/15/45		60	68,817

			8,576,272

Air Freight & Logistics — 0.2%
FedEx Corp.:
0.45%, 08/05/25	EUR	200	218,139
3.30%, 03/15/27	USD	15	15,382
4.90%, 01/15/34		30	34,417
3.90%, 02/01/35		48	49,108
3.88%, 08/01/42		248	239,524
United Parcel Service, Inc.:
2.50%, 04/01/23		18	18,242
3.40%, 03/15/29		157	168,001
2.50%, 09/01/29		225	224,139
4.25%, 03/15/49		15	17,330

			984,282

Airlines — 0.6%
Air Canada Pass-Through Trust(b):
Series 2015-2, Class B, 5.00%, 12/15/23		65	67,671
Series 2017-1, Class B, 3.70%, 01/15/26		1	904
Series 2017-1, Class AA, 3.30%, 01/15/30		91	93,938
American Airlines Group, Inc., 4.63%, 03/01/20(b)		103	103,644
American Airlines Pass-Through Trust:
Series 2014-1, Class B, 4.38%, 10/01/22		4	3,739
Series 2015-1, Class B, 3.70%, 05/01/23		35	35,521
Series 2015-2, Class B, 4.40%, 09/22/23		258	266,279
Series 2016-1, Class B, 5.25%, 01/15/24		189	200,796
Series 2017-1, Class B, 4.95%, 02/15/25		57	60,608
Series 2017-2, Class B, 3.70%, 10/15/25		72	72,309
Series 2016-3, Class B, 3.75%, 10/15/25		3	3,524
Series 2015-2, Class AA, 3.60%, 09/22/27		43	44,609
Series 2019-1, Class B, 3.85%, 02/15/28		235	237,367
Series 2016-2, Class AA, 3.20%, 06/15/28		77	79,190
Series 2016-3, Class AA, 3.00%, 10/15/28		198	201,879
Series 2017-1, Class AA, 3.65%, 02/15/29		60	64,249
Series 2017-2, Class AA, 3.35%, 10/15/29		89	91,530
Series 2019-1, Class AA, 3.15%, 02/15/32		215	220,829
Continental Airlines Pass-Through Trust, Series 2012-1, Class B, 6.25%, 04/11/20		2	1,728
Delta Air Lines Pass-Through Trust, Series 2019-1, Class AA, 3.20%, 04/25/24		215	224,611
Delta Air Lines, Inc., 2.88%, 03/13/20		871	872,859
Gol Finance, Inc., 7.00%, 01/31/25(b)		95	92,640
Turkish Airlines Pass-Through Trust, Series 2015-1, Class A, 4.20%, 03/15/27(b)		31	28,560
United Airlines Pass-Through Trust:
Series 2014-1, Class B, 4.75%, 04/11/22		14	14,568
Series 2014-2, Class B, 4.63%, 09/03/22		22	22,605
Series 2016-2, Class B, 3.65%, 10/07/25		12	12,568
Series 2016-1, Class B, 3.65%, 01/07/26		20	20,368
Series 2018-1, Class B, 4.60%, 03/01/26		74	76,622
Series 2015-1, Class AA, 3.45%, 12/01/27		39	40,983
Series 2019-2, Class B, 3.50%, 05/01/28		119	119,196

Security	Par (000)		Value

Airlines (continued)
Series 2016-1, Class AA, 3.10%, 07/07/28	USD	13	$12,822
Series 2016-2, Class AA, 2.88%, 10/07/28		80	80,387
Series 2018-1, Class AA, 3.50%, 03/01/30		38	40,086
Series 2019-2, Class AA, 2.70%, 05/01/32		130	129,641
US Airways Pass-Through Trust:
Series 2012-2, Class B, 6.75%, 06/03/21		7	7,350
Series 2013-1, Class B, 5.38%, 11/15/21		26	27,205

			3,673,385

Auto Components — 0.0%
Lear Corp., 5.25%, 05/15/49		15	15,429

Automobiles — 0.4%
BMW US Capital LLC, 2.80%, 04/11/26(b)		84	85,077
Daimler Finance North America LLC(b):
3.10%, 05/04/20		340	341,965
2.30%, 02/12/21		150	150,116
3.35%, 05/04/21		430	437,084
3.75%, 11/05/21		150	154,225
General Motors Co.:
5.00%, 04/01/35		88	88,329
6.60%, 04/01/36		120	137,488
6.25%, 10/02/43		63	69,019
5.40%, 04/01/48		18	18,031
Hyundai Capital America(b):
2.55%, 04/03/20		786	787,719
3.95%, 02/01/22		305	313,202
Toyota Motor Corp., 2.76%, 07/02/29		115	118,924

			2,701,179

Banks — 7.9%
ABN AMRO Bank NV, 2.65%, 01/19/21(b)		275	276,218
Australia & New Zealand Banking Group Ltd., 2.63%, 11/09/22		250	254,236
Banco Santander SA:
3.85%, 04/12/23		200	208,418
2.71%, 06/27/24		200	202,196
3.31%, 06/27/29		400	413,252
Bangkok Bank PCL, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.90%), 3.73%, 09/25/34(a)		200	202,740
Bank of America Corp.:
2.63%, 10/19/20		175	176,110
2.63%, 04/19/21		3	3,027
(LIBOR USD 3 Month + 0.66%), 2.37%, 07/21/21(a)		485	485,765
(LIBOR USD 3 Month + 0.63%), 2.33%, 10/01/21(a)		1,835	1,837,057
(LIBOR USD 3 Month + 0.63%), 3.50%, 05/17/22(a)		285	290,654
3.30%, 01/11/23		92	95,051
(LIBOR USD 3 Month + 0.93%), 2.82%, 07/21/23(a)		370	375,623
4.13%, 01/22/24		20	21,526
4.00%, 04/01/24		114	122,203
4.20%, 08/26/24		6	6,436
4.00%, 01/22/25		85	90,256
(LIBOR USD 3 Month + 0.97%), 3.46%, 03/15/25(a)		217	226,137
Series L, 3.95%, 04/21/25		192	203,468
3.88%, 08/01/25		8	8,622
(LIBOR USD 3 Month + 0.81%), 3.37%, 01/23/26(a)		10	10,401
4.45%, 03/03/26		414	451,173
3.50%, 04/19/26		213	226,137
4.25%, 10/22/26		43	46,427

6

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Total Return V.I. Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Banks (continued)
(LIBOR USD 3 Month + 1.06%), 3.56%, 04/23/27(a)	USD	5	$5,274
(LIBOR USD 3 Month + 1.58%), 3.82%, 01/20/28(a)		637	683,784
Series FF, (LIBOR USD 3 Month + 2.93%), 5.87%(a)(f)		290	313,200
(LIBOR USD 3 Month + 1.51%), 3.71%, 04/24/28(a)		955	1,015,718
(LIBOR USD 3 Month + 1.37%), 3.59%, 07/21/28(a)		36	38,007
(LIBOR USD 3 Month + 1.04%), 3.42%, 12/20/28(a)		1,765	1,843,368
(LIBOR USD 3 Month + 1.07%), 3.97%, 03/05/29(a)		302	327,219
(LIBOR USD 3 Month + 1.31%), 4.27%, 07/23/29(a)		8	8,899
(LIBOR USD 3 Month + 1.21%), 3.97%, 02/07/30(a)		57	62,290
(LIBOR USD 3 Month + 1.18%), 3.19%, 07/23/30(a)		55	56,723
Series L, 4.75%, 04/21/45		3	3,611
Bank of East Asia Ltd. (The), (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.26%), 5.87%(a)(f)		250	255,375
Bank of Montreal:
3.10%, 07/13/20		7	7,060
Series D, 3.10%, 04/13/21		52	52,892
1.90%, 08/27/21		10	9,985
2.90%, 03/26/22		85	86,633
Series E, 3.30%, 02/05/24		16	16,650
2.50%, 06/28/24		59	59,626
Banque Federative du Credit Mutuel SA, 0.13%, 02/05/24	EUR	200	218,884
Barclays plc:
(LIBOR USD 3 Month + 1.90%), 4.97%, 05/16/29(a)	USD	380	416,874
4.95%, 01/10/47		200	219,538
BNP Paribas SA:
(USD Swap Semi 5 Year + 6.31%), 7.63%(a)(b)(f)		200	210,750
3.50%, 03/01/23(b)		400	412,857
(LIBOR USD 3 Month + 2.24%), 4.70%, 01/10/25(a)(b)		400	432,382
(USD Swap Semi 5 Year + 5.15%), 7.38%(a)(b)(f)		210	234,675
1.50%, 05/25/28	EUR	325	393,258
Citibank NA:
(LIBOR USD 3 Month + 0.53%), 3.16%, 02/19/22(a)	USD	365	369,799
(LIBOR USD 3 Month + 0.60%), 2.84%, 05/20/22(a)		400	404,079
3.65%, 01/23/24		1,265	1,341,616
Citigroup, Inc.:
2.75%, 04/25/22		2	2,030
4.05%, 07/30/22		1	1,047
(LIBOR USD 3 Month + 0.90%), 3.35%, 04/24/25(a)		36	37,300
4.40%, 06/10/25		267	287,396
5.50%, 09/13/25		4	4,535
4.45%, 09/29/27		265	289,135
(LIBOR USD 3 Month + 1.56%), 3.89%, 01/10/28(a)		655	701,608
(LIBOR USD 3 Month + 1.39%), 3.67%, 07/24/28(a)		822	870,210

Security	Par (000)		Value

Banks (continued)
(LIBOR USD 3 Month + 1.15%), 3.52%, 10/27/28(a)	USD	10	$10,458
8.13%, 07/15/39		3	4,918
4.65%, 07/23/48		7	8,567
Citizens Bank NA, 2.25%, 03/02/20		544	544,169
Cooperatieve Rabobank UA, 1.38%, 02/03/27	EUR	190	227,375
Credit Agricole SA, (USD Swap Semi 5 Year + 6.19%), 8.12%(a)(b)(f)	USD	450	529,312
Credit Suisse Group Funding Guernsey Ltd., 3.75%, 03/26/25		310	325,583
Danske Bank A/S(b):
5.00%, 01/12/22		400	420,540
3.88%, 09/12/23		210	217,717
5.38%, 01/12/24		400	439,372
Emirates NBD PJSC, (USD Swap Semi 6 Year + 3.66%), 6.13%(a)(f)		200	209,500
Fifth Third Bancorp, 3.65%, 01/25/24		100	105,412
HSBC Holdings plc(a):
(LIBOR USD 3 Month + 1.21%), 3.80%, 03/11/25		220	229,247
(USD Swap Rate 5 Year + 3.75%), 6.00%(f)		380	390,838
(LIBOR USD 3 Month + 1.55%), 4.04%, 03/13/28		660	700,887
HSBC USA, Inc., 2.35%, 03/05/20		655	655,873
ING Groep NV:
4.10%, 10/02/23		455	482,984
3.55%, 04/09/24		200	208,940
4.63%, 01/06/26(b)		200	221,448
JPMorgan Chase & Co.:
2.20%, 10/22/19		370	370,006
4.25%, 10/15/20		10	10,233
2.55%, 03/01/21		340	341,908
4.63%, 05/10/21		187	194,353
4.35%, 08/15/21		18	18,725
(LIBOR USD 3 Month + 0.61%), 3.51%, 06/18/22(a)		275	281,204
2.97%, 01/15/23		360	366,513
3.20%, 01/25/23		155	160,074
(LIBOR USD 3 Month + 0.70%), 3.21%, 04/01/23(a)		1,181	1,209,779
(LIBOR USD 3 Month + 0.94%), 2.78%, 04/25/23(a)		73	73,931
3.38%, 05/01/23		10	10,342
2.70%, 05/18/23		361	367,069
3.88%, 02/01/24		40	42,619
(LIBOR USD 3 Month + 0.73%), 3.56%, 04/23/24(a)		117	122,008
(LIBOR USD 3 Month + 0.89%), 3.80%, 07/23/24(a)		454	478,821
3.88%, 09/10/24		69	73,418
(LIBOR USD 3 Month + 1.00%), 4.02%, 12/05/24(a)		845	900,996
3.13%, 01/23/25		116	120,113
(LIBOR USD 3 Month + 1.16%), 3.22%, 03/01/25(a)		15	15,530
3.90%, 07/15/25		6	6,469
(SOFR + 1.16%), 2.30%, 10/15/25(a)		315	313,809
4.13%, 12/15/26		11	12,002
4.25%, 10/01/27		24	26,367
(LIBOR USD 3 Month + 1.34%), 3.78%, 02/01/28(a)		913	976,801
(LIBOR USD 3 Month + 1.38%), 3.54%, 05/01/28(a)		1,329	1,401,382
(LIBOR USD 3 Month + 0.95%), 3.51%, 01/23/29(a)		53	56,023

7

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Total Return V.I. Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Banks (continued)
(LIBOR USD 3 Month + 1.12%), 4.01%, 04/23/29(a)	USD	16	$17,476
(LIBOR USD 3 Month + 1.26%), 4.20%, 07/23/29(a)		227	251,584
(LIBOR USD 3 Month + 1.16%), 3.70%, 05/06/30(a)		15	16,072
(SOFR + 1.51%), 2.74%, 10/15/30(a)		625	620,610
(LIBOR USD 3 Month + 1.36%), 3.88%, 07/24/38(a)		95	104,961
Kasikornbank PCL, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.70%), 3.34%, 10/02/31(a)		200	198,523
KeyBank NA, 3.38%, 03/07/23		250	259,926
KeyCorp, 4.15%, 10/29/25		95	103,957
Lloyds Banking Group plc, 3.75%, 01/11/27		310	321,497
Mitsubishi UFJ Financial Group, Inc.:
3.54%, 07/26/21		35	35,788
3.00%, 02/22/22		85	86,512
3.46%, 03/02/23		935	968,566
3.76%, 07/26/23		35	36,794
3.41%, 03/07/24		435	452,857
3.29%, 07/25/27		70	73,141
Mizuho Financial Group, Inc.:
2.27%, 09/13/21		200	199,877
2.95%, 02/28/22		1,183	1,199,936
(LIBOR USD 3 Month + 1.10%), 2.55%, 09/13/25(a)		360	359,011
3.66%, 02/28/27		200	214,283
(LIBOR USD 3 Month + 1.31%), 2.87%, 09/13/30(a)		200	199,162
Nordea Bank Abp, 2.13%, 05/29/20(b)		310	310,136
Royal Bank of Scotland Group plc, (LIBOR USD 3 Month + 1.48%), 3.50%, 05/15/23(a)		200	202,662
Samba Funding Ltd., 2.75%, 10/02/24		200	198,700
Santander UK Group Holdings plc, 2.88%, 08/05/21		370	371,322
Santander UK plc, 5.00%, 11/07/23(b)		760	807,014
Shinhan Financial Group Co. Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.50%), 3.34%, 02/05/30(a)		200	202,580
Societe Generale SA, 0.00%, 05/27/22	EUR	500	546,054
Standard Chartered plc, (LIBOR USD 3 Month + 1.15%), 4.25%, 01/20/23(a)(b)	USD	545	563,475
Sumitomo Mitsui Financial Group, Inc., 3.04%, 07/16/29		400	409,152
SunTrust Banks, Inc.:
2.80%, 05/17/22		185	188,220
3.20%, 04/01/24		3	3,119
Svenska Handelsbanken AB, 2.40%, 10/01/20		250	251,017
Toronto-Dominion Bank (The):
1.80%, 07/13/21		166	165,537
3.50%, 07/19/23		84	88,580
0.38%, 04/25/24	EUR	320	352,771
2.65%, 06/12/24	USD	122	124,300
UBS Group Funding Switzerland AG(b):
2.95%, 09/24/20		205	206,768
(LIBOR USD 3 Month + 0.95%), 2.86%, 08/15/23(a)		510	515,501
(USD Swap Semi 5 Year + 4.34%), 7.00%(a)(f)		490	520,380
4.13%, 09/24/25		470	507,773
US Bancorp:
2.95%, 07/15/22		172	175,995
2.40%, 07/30/24		309	312,973
3.10%, 04/27/26		17	17,658

Security	Par (000)		Value

Banks (continued)
Series X, 3.15%, 04/27/27	USD	8	$8,479
US Bank NA, (LIBOR USD 3 Month + 0.29%), 3.10%, 05/21/21(a)		265	266,643
Washington Mutual Escrow Bonds(c)(g)(h):
0.00%, 11/06/09		300	—
0.00%, 09/19/17(i)		250	—
0.00%, 09/29/17		500	—
Wells Fargo & Co.:
2.60%, 07/22/20		77	77,364
2.55%, 12/07/20		95	95,510
3.00%, 01/22/21		370	374,090
2.50%, 03/04/21		521	523,446
4.60%, 04/01/21		26	26,948
2.10%, 07/26/21		13	12,987
3.50%, 03/08/22		270	278,605
2.63%, 07/22/22		695	702,716
3.75%, 01/24/24		795	841,221
3.30%, 09/09/24		19	19,835
3.00%, 02/19/25		30	30,765
3.55%, 09/29/25		34	35,934
3.00%, 04/22/26		236	241,984
3.00%, 10/23/26		144	147,886
(LIBOR USD 3 Month + 1.17%), 3.20%, 06/17/27(a)		48	49,597
(LIBOR USD 3 Month + 1.31%), 3.58%, 05/22/28(a)		906	959,793
4.15%, 01/24/29		108	119,748
Wells Fargo Bank NA, (LIBOR USD 3 Month + 0.49%), 3.33%, 07/23/21(a)		540	544,764

			49,931,590

Beverages — 0.6%
Anheuser-Busch Cos. LLC:
4.70%, 02/01/36		1,213	1,401,134
4.90%, 02/01/46		201	239,839
Anheuser-Busch InBev Worldwide, Inc.:
4.75%, 01/23/29		1,080	1,255,242
4.95%, 01/15/42		20	23,591
3.75%, 07/15/42		10	10,350
Coca-Cola Co. (The):
2.20%, 05/25/22		13	13,107
2.88%, 10/27/25		63	65,929
2.25%, 09/01/26		70	70,370
Keurig Dr Pepper, Inc.:
3.55%, 05/25/21		89	90,902
4.06%, 05/25/23		21	22,209
3.43%, 06/15/27		28	28,885
Molson Coors Brewing Co., 4.20%, 07/15/46		60	60,631
PepsiCo, Inc.:
4.45%, 04/14/46		66	82,222
3.45%, 10/06/46		174	187,521
4.00%, 05/02/47		101	118,288

			3,670,220

Biotechnology — 0.5%
AbbVie, Inc.:
3.60%, 05/14/25		65	67,606
4.50%, 05/14/35		578	619,400
4.70%, 05/14/45		3	3,209
4.88%, 11/14/48		50	55,162
Amgen, Inc.:
4.40%, 05/01/45		361	407,960
4.66%, 06/15/51		18	21,075
Baxalta, Inc., 5.25%, 06/23/45		39	50,438
Celgene Corp.:
2.25%, 08/15/21		25	25,001

8

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Total Return V.I. Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Biotechnology (continued)
2.75%, 02/15/23	USD	305	$310,439
3.25%, 02/20/23		575	595,249
3.63%, 05/15/24		3	3,168
Gilead Sciences, Inc.:
2.55%, 09/01/20		135	135,651
3.50%, 02/01/25		348	367,409
3.65%, 03/01/26		40	42,873
4.60%, 09/01/35		147	174,272
5.65%, 12/01/41		20	26,299
4.80%, 04/01/44		63	75,346
4.50%, 02/01/45		34	39,346
4.75%, 03/01/46		20	23,805

			3,043,708

Building Products — 0.1%
Holcim US Finance SARL & Cie SCS, 5.15%, 09/12/23(b)		240	257,914
Johnson Controls International plc:
4.63%, 07/02/44(e)		80	86,964
5.13%, 09/14/45		5	5,834
4.50%, 02/15/47		2	2,205
Owens Corning:
3.95%, 08/15/29		75	76,258
4.30%, 07/15/47		5	4,541

			433,716

Capital Markets — 2.0%
ARI Investments LLC, (LIBOR USD 1 Month + 2.90%), 4.96%, 01/06/25(a)(c)		833	833,441
Bank of New York Mellon Corp. (The):
Series E, (LIBOR USD 3 Month + 3.42%), 4.95%(a)(f)		200	201,000
2.95%, 01/29/23		13	13,350
3.40%, 05/15/24		2	2,104
2.80%, 05/04/26		8	8,216
(LIBOR USD 3 Month + 1.07%), 3.44%, 02/07/28(a)		293	310,686
BAWAG PSK Bank fuer Arbeit und Wirtschaft und Oesterreichische Postsparkasse AG, 0.38%, 09/03/27	EUR	200	211,258
Charles Schwab Corp. (The), 3.20%, 03/02/27	USD	140	146,516
CME Group, Inc.:
3.00%, 09/15/22		2	2,064
3.75%, 06/15/28		44	49,168
Coastal Emerald Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 7.45%), 4.30%(a)(f)		200	199,700
Credit Suisse Group AG(a)(b):
(LIBOR USD 3 Month + 1.20%), 3.00%, 12/14/23		610	616,156
(LIBOR USD 3 Month + 1.24%), 4.21%, 06/12/24		325	342,233
Deutsche Bank AG:
2.70%, 07/13/20		422	421,136
2.95%, 08/20/20		100	99,959
4.25%, 02/04/21		155	156,732
4.25%, 10/14/21		130	132,063
Goldman Sachs Group, Inc. (The):
2.55%, 10/23/19		750	750,090
2.75%, 09/15/20		65	65,349
5.25%, 07/27/21		14	14,754
2.35%, 11/15/21		498	498,523
5.75%, 01/24/22		30	32,322
(LIBOR USD 3 Month + 1.05%), 2.91%, 06/05/23(a)		115	116,487

Security	Par (000)		Value

Capital Markets (continued)
(LIBOR USD 3 Month + 0.99%), 2.90%, 07/24/23(a)	USD	22	$22,295
3.75%, 05/22/25		32	33,864
(LIBOR USD 3 Month + 1.17%), 3.33%, 05/15/26(a)		230	231,182
3.50%, 11/16/26		240	249,324
3.85%, 01/26/27		455	482,469
(LIBOR USD 3 Month + 1.51%), 3.69%, 06/05/28(a)		565	592,637
(LIBOR USD 3 Month + 1.16%), 3.81%, 04/23/29(a)		80	84,937
(LIBOR USD 3 Month + 1.30%), 4.22%, 05/01/29(a)		120	130,991
(LIBOR USD 3 Month + 1.37%), 4.02%, 10/31/38(a)		140	150,748
(LIBOR USD 3 Month + 1.43%), 4.41%, 04/23/39(a)		35	39,529
Intercontinental Exchange, Inc.:
2.75%, 12/01/20		11	11,085
2.35%, 09/15/22		2	2,016
4.00%, 10/15/23		8	8,538
3.75%, 12/01/25		312	335,883
3.10%, 09/15/27		17	17,805
3.75%, 09/21/28		280	306,725
Joy Treasure Assets Holdings, Inc., 3.50%, 09/24/29		200	198,456
Moody’s Corp.:
2.75%, 12/15/21		9	9,119
4.88%, 02/15/24		19	20,935
Morgan Stanley:
3.13%, 01/23/23		6	6,154
3.75%, 02/25/23		164	171,469
3.70%, 10/23/24		209	221,304
6.25%, 08/09/26		283	343,127
3.63%, 01/20/27		1,079	1,142,492
(LIBOR USD 3 Month + 1.34%), 3.59%, 07/22/28(a)		730	769,548
(LIBOR USD 3 Month + 1.14%), 3.77%, 01/24/29(a)		601	642,335
Northern Trust Corp.:
3.15%, 05/03/29		19	20,105
(LIBOR USD 3 Month + 1.13%), 3.38%, 05/08/32(a)		80	82,101
Nuveen LLC, 4.00%, 11/01/28(b)		20	22,336
State Street Corp.:
(LIBOR USD 3 Month + 0.77%), 3.78%, 12/03/24(a)		56	59,275
2.65%, 05/19/26		150	153,851
UBS Group AG, (LIBOR USD 3 Month + 1.47%), 3.13%, 08/13/30(a)(b)		200	201,362
Volvo Treasury AB, (EURIBOR 3 Month + 0.65%), 0.22%, 09/13/21(a)	EUR	400	438,783

			12,426,087

Chemicals — 0.4%
CNAC HK Finbridge Co. Ltd., 4.63%, 03/14/23	USD	200	209,812
Cydsa SAB de CV, 6.25%, 10/04/27(b)		300	304,969
Dow Chemical Co. (The):
9.00%, 04/01/21		135	147,372
3.00%, 11/15/22		85	86,603
4.55%, 11/30/25(b)		89	97,764
3.63%, 05/15/26(b)		272	283,903
4.38%, 11/15/42		222	230,448
4.63%, 10/01/44		35	37,846
DuPont de Nemours, Inc.:
4.49%, 11/15/25		479	529,349

9

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Total Return V.I. Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Chemicals (continued)
5.42%, 11/15/48	USD	279	$353,225
RPM International, Inc., 4.25%, 01/15/48		19	18,545
Sherwin-Williams Co. (The):
4.00%, 12/15/42		20	20,708
4.50%, 06/01/47		70	78,443
3.80%, 08/15/49		20	20,416

			2,419,403

Commercial Services & Supplies — 0.4%
Conservation Fund (The), 3.47%, 12/15/29		102	103,737
RELX Capital, Inc.:
3.50%, 03/16/23		355	367,775
1.30%, 05/12/25	EUR	260	300,457
4.00%, 03/18/29	USD	261	284,874
Republic Services, Inc.:
3.55%, 06/01/22		40	41,442
4.75%, 05/15/23		305	330,350
2.90%, 07/01/26		131	134,784
3.38%, 11/15/27		40	42,557
3.95%, 05/15/28		215	237,893
Waste Management, Inc.:
3.13%, 03/01/25		40	41,949
3.45%, 06/15/29		5	5,400
3.90%, 03/01/35		91	100,352
4.00%, 07/15/39		299	339,611
4.15%, 07/15/49		130	151,494

			2,482,675

Communications Equipment — 0.1%
Cisco Systems, Inc., 2.95%, 02/28/26		54	56,883
Motorola Solutions, Inc., 4.60%, 05/23/29		420	457,700

			514,583

Construction Materials — 0.0%
Cemex SAB de CV, 3.72%, 03/15/20(j)		24	23,892

Consumer Finance — 1.0%
American Express Co.:
2.50%, 08/01/22		100	101,004
3.70%, 08/03/23		195	205,445
3.40%, 02/22/24		70	73,208
4.20%, 11/06/25		150	164,841
3.13%, 05/20/26		455	472,972
American Express Credit Corp.:
Series F, 2.60%, 09/14/20		2	2,010
2.25%, 05/05/21		145	145,515
2.70%, 03/03/22		9	9,157
American Honda Finance Corp., 2.15%, 09/10/24		185	184,210
Capital One Financial Corp.:
3.45%, 04/30/21		2	2,036
4.75%, 07/15/21		192	200,469
3.90%, 01/29/24		554	585,303
4.25%, 04/30/25		2	2,164
3.75%, 03/09/27		261	273,971
3.80%, 01/31/28		36	37,979
Discover Financial Services, 4.10%, 02/09/27		74	78,742
Ford Motor Credit Co. LLC:
3.20%, 01/15/21		200	200,267
5.75%, 02/01/21		430	444,540
3.22%, 01/09/22		1,070	1,068,916
2.98%, 08/03/22		235	233,067
General Motors Financial Co., Inc.:
4.20%, 11/06/21		66	68,089
3.55%, 07/08/22		21	21,430
3.50%, 11/07/24		85	85,962
4.00%, 01/15/25		370	379,867

Security	Par (000)		Value

Consumer Finance (continued)
4.35%, 04/09/25	USD	67	$69,790
5.25%, 03/01/26		19	20,610
4.00%, 10/06/26		18	18,214
5.65%, 01/17/29		2	2,204
Hyundai Capital Services, Inc., 3.00%, 08/29/22(b)		250	251,953
Synchrony Financial:
2.70%, 02/03/20		48	48,054
4.38%, 03/19/24		140	148,558
4.25%, 08/15/24		11	11,595
4.50%, 07/23/25		6	6,403
Tarjeta Naranja SA, (Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 3.50%), 13.88%, 04/11/22(a)(b)		108	17,455
Toyota Motor Credit Corp., 3.05%, 01/11/28		103	108,802
Volkswagen International Finance NV:
1.88%, 03/30/27	EUR	200	230,371
3.30%, 03/22/33		200	259,368

			6,234,541

Containers & Packaging — 0.0%
International Paper Co., 6.00%, 11/15/41	USD	180	219,667

Diversified Consumer Services — 0.1%
American University (The), 3.67%, 04/01/49		265	292,146
George Washington University (The), Series 2018, 4.13%, 09/15/48		112	133,675
President & Fellows of Harvard College, 5.63%, 10/01/38		229	321,489
University of Southern California, 3.03%, 10/01/39		75	77,265
Wesleyan University, 4.78%, 07/01/2116		45	53,913

			878,488

Diversified Financial Services — 0.3%
AXA Equitable Holdings, Inc.:
3.90%, 04/20/23		30	31,312
5.00%, 04/20/48		65	70,064
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35 400			418,608
ORIX Corp., 2.90%, 07/18/22		155	157,608
Shell International Finance BV:
1.88%, 05/10/21		70	70,007
3.25%, 05/11/25		125	132,247
1.25%, 05/12/28	EUR	160	190,203
4.13%, 05/11/35	USD	317	366,345
6.38%, 12/15/38		76	111,093
3.63%, 08/21/42		43	46,282
4.55%, 08/12/43		64	78,695
4.00%, 05/10/46		13	14,966
Siemens Financieringsmaatschappij NV:
1.25%, 02/28/31	EUR	220	260,927
0.50%, 09/05/34		60	63,957
Woodside Finance Ltd., 3.65%, 03/05/25(b)	USD	16	16,491

			2,028,805

Diversified Telecommunication Services — 1.5%
AT&T, Inc.:
0.00%, 11/27/22(b)(i)		1,000	925,653
3.60%, 07/15/25		50	52,634
3.80%, 02/15/27		69	73,025
4.10%, 02/15/28		3	3,243
4.35%, 03/01/29		196	216,480
4.30%, 02/15/30		945	1,039,762
4.50%, 05/15/35		255	279,784
4.90%, 08/15/37		10	11,342
6.00%, 08/15/40		327	407,784

10

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Total Return V.I. Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Diversified Telecommunication Services (continued)
5.35%, 09/01/40	USD	14	$16,404
6.38%, 03/01/41		22	28,323
5.15%, 03/15/42		62	71,044
4.30%, 12/15/42		24	25,045
4.65%, 06/01/44		24	25,865
4.80%, 06/15/44		97	107,296
4.35%, 06/15/45		549	576,920
4.85%, 07/15/45		146	162,851
4.75%, 05/15/46		44	48,794
5.15%, 11/15/46		47	54,308
5.45%, 03/01/47		23	27,824
Deutsche Telekom International Finance BV, 3.60%, 01/19/27(b)		225	237,581
Orange SA, 1.38%, 09/04/49	EUR	200	207,007
Telstra Corp. Ltd., 3.50%, 09/21/22		465	561,064
Verizon Communications, Inc.:
2.63%, 08/15/26	USD	2	2,026
4.13%, 03/16/27		1,804	1,991,931
4.50%, 08/10/33		313	363,437
4.40%, 11/01/34		102	116,682
4.27%, 01/15/36		1,327	1,492,139
5.25%, 03/16/37		11	13,619
4.81%, 03/15/39		27	32,361
4.75%, 11/01/41		18	21,348
4.13%, 08/15/46		83	92,471
4.67%, 03/15/55		3	3,599

			9,289,646

Electric Utilities — 2.6%
AEP Texas, Inc.:
3.95%, 06/01/28		394	434,948
Series G, 4.15%, 05/01/49		4	4,603
AEP Transmission Co. LLC:
3.75%, 12/01/47		40	43,639
4.25%, 09/15/48		76	89,413
3.15%, 09/15/49		65	63,942
Alabama Power Co.:
Series 13-A, 3.55%, 12/01/23		35	36,993
4.15%, 08/15/44		130	147,479
3.75%, 03/01/45		150	161,673
Series A, 4.30%, 07/15/48		74	86,509
3.45%, 10/01/49		100	103,135
Alliant Energy Finance LLC, 3.75%, 06/15/23(b)		65	67,945
Appalachian Power Co., 4.60%, 03/30/21		170	175,042
Baltimore Gas & Electric Co.:
2.80%, 08/15/22		370	376,258
3.50%, 08/15/46		86	89,293
3.75%, 08/15/47		85	91,753
4.25%, 09/15/48		105	122,392
3.20%, 09/15/49		105	103,892
CenterPoint Energy Houston Electric LLC, 3.95%, 03/01/48		85	96,993
Commonwealth Edison Co., 2.55%, 06/15/26		57	57,789
Dayton Power & Light Co. (The), 3.95%, 06/15/49(b)		178	195,453
DTE Electric Co., Series A, 4.05%, 05/15/48		275	318,886
Duke Energy Carolinas LLC:
3.35%, 05/15/22		2	2,068
3.05%, 03/15/23		45	46,559
3.95%, 11/15/28		72	80,378
2.45%, 08/15/29		230	230,172
5.30%, 02/15/40		75	97,227
3.70%, 12/01/47		115	124,846
3.95%, 03/15/48		52	58,581
3.20%, 08/15/49		160	160,434

Security	Par (000)		Value

Electric Utilities (continued)
Duke Energy Florida LLC:
3.80%, 07/15/28	USD	100	$110,158
6.40%, 06/15/38		165	242,326
3.40%, 10/01/46		90	92,944
Duke Energy Ohio, Inc., 3.65%, 02/01/29		425	464,998
Duke Energy Progress LLC:
3.00%, 09/15/21		75	76,390
3.25%, 08/15/25		162	170,863
3.70%, 09/01/28		400	439,042
3.45%, 03/15/29		45	48,569
4.10%, 03/15/43		105	118,502
4.20%, 08/15/45		102	118,171
3.60%, 09/15/47		10	10,605
Enexis Holding NV, 0.75%, 07/02/31	EUR	250	282,346
Entergy Arkansas LLC, 4.20%, 04/01/49	USD	4	4,630
Entergy Corp., 2.95%, 09/01/26		31	31,479
Entergy Louisiana LLC:
5.40%, 11/01/24		65	75,230
4.20%, 09/01/48		185	216,734
4.20%, 04/01/50		45	52,899
ESB Finance DAC, 1.13%, 06/11/30	EUR	105	122,628
Eversource Energy:
2.80%, 05/01/23	USD	140	141,949
Series N, 3.80%, 12/01/23		17	17,976
Exelon Corp.:
4.95%, 06/15/35		28	32,774
4.45%, 04/15/46		85	96,110
FirstEnergy Transmission LLC(b):
4.35%, 01/15/25		555	598,741
4.55%, 04/01/49		180	211,739
Florida Power & Light Co.:
(LIBOR USD 3 Month + 0.40%), 2.64%, 05/06/22(a)		1,095	1,095,301
3.25%, 06/01/24		2	2,100
4.05%, 06/01/42		14	16,146
3.70%, 12/01/47		32	35,477
3.95%, 03/01/48		250	289,001
3.15%, 10/01/49		165	167,892
Greenko Investment Co., 4.88%, 08/16/23		200	197,812
Indiana Michigan Power Co., Series J, 3.20%, 03/15/23		750	774,911
Interstate Power & Light Co.:
3.60%, 04/01/29		3	3,217
3.50%, 09/30/49		20	20,097
Kansas City Power & Light Co.:
3.15%, 03/15/23		25	25,829
4.20%, 03/15/48		45	52,700
MidAmerican Energy Co., 4.40%, 10/15/44		161	193,080
Mid-Atlantic Interstate Transmission LLC, 4.10%, 05/15/28(b)		56	61,736
Mong Duong Finance Holdings BV, 5.13%, 05/07/29		250	252,813
Northern States Power Co.:
2.15%, 08/15/22		370	370,162
3.40%, 08/15/42		245	256,605
4.00%, 08/15/45		60	68,522
3.60%, 09/15/47		20	21,710
4.20%, 09/01/48		65	74,630
2.90%, 03/01/50		60	58,007
NSTAR Electric Co.:
3.20%, 05/15/27		76	79,994
3.25%, 05/15/29		35	37,322
Ohio Power Co.:
Series G, 6.60%, 02/15/33		140	194,118
4.00%, 06/01/49		115	130,782

11

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Total Return V.I. Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Electric Utilities (continued)
Oklahoma Gas & Electric Co., 3.30%, 03/15/30	USD	385	$400,765
Oncor Electric Delivery Co. LLC:
3.70%, 11/15/28(b)		235	258,763
4.55%, 12/01/41		67	81,743
3.80%, 09/30/47		101	111,815
4.10%, 11/15/48		7	8,242
3.80%, 06/01/49(b)		11	12,332
3.10%, 09/15/49(b)		95	95,195
PacifiCorp:
4.10%, 02/01/42		230	261,884
4.13%, 01/15/49		60	69,561
4.15%, 02/15/50		35	40,864
Public Service Electric & Gas Co.:
2.38%, 05/15/23		35	35,442
3.00%, 05/15/27		38	39,569
3.65%, 09/01/28		210	230,044
3.20%, 05/15/29		49	52,088
RTE Reseau de Transport d’Electricite SADIR, 1.13%, 09/09/49	EUR	100	106,737
Southern California Edison Co., 3.88%, 06/01/21	USD	36	36,817
Southwestern Electric Power Co., Series M, 4.10%, 09/15/28		105	116,335
Southwestern Public Service Co., 3.75%, 06/15/49		11	12,130
Stoneway Capital Corp., 10.00%, 03/01/27(b)		133	76,132
Tampa Electric Co.:
4.30%, 06/15/48		30	35,087
4.45%, 06/15/49		175	211,236
Trans-Allegheny Interstate Line Co., 3.85%, 06/01/25(b)		320	340,156
Union Electric Co., 3.50%, 03/15/29		155	168,449
Virginia Electric & Power Co.:
Series C, 2.75%, 03/15/23		210	214,375
3.45%, 02/15/24		93	97,302
Series A, 3.50%, 03/15/27		275	293,361
4.00%, 01/15/43		170	188,484
4.45%, 02/15/44		9	10,581
Series B, 4.20%, 05/15/45		43	49,043
Series C, 4.00%, 11/15/46		237	264,786
Vistra Operations Co. LLC, 4.30%, 07/15/29(b)		361	370,389
Wisconsin Power & Light Co., 3.00%, 07/01/29		34	35,455

			16,251,224

Electrical Equipment — 0.1%
Eaton Capital Unlimited Co., 0.70%, 05/14/25	EUR	145	161,061
Schneider Electric SE, 0.25%, 09/09/24		300	331,598

			492,659

Electronic Equipment, Instruments & Components — 0.0%
Corning, Inc.:
3.70%, 11/15/23	USD	35	36,613
4.38%, 11/15/57		75	77,230
Tyco Electronics Group SA:
3.45%, 08/01/24		30	31,328
3.13%, 08/15/27		65	66,824

			211,995

Energy Equipment & Services — 0.0%
Halliburton Co.:
7.45%, 09/15/39		4	5,698
4.75%, 08/01/43		8	8,631
Hilong Holding Ltd., 8.25%, 09/26/22		200	202,000
Odebrecht Drilling Norbe VIII/IX Ltd., 6.35%, 12/01/21(b)		30	29,677

Security	Par (000)		Value

Energy Equipment & Services (continued)
Odebrecht Offshore Drilling Finance Ltd., 6.72%, 12/01/22(b)	USD	25	$24,179

			270,185

Entertainment — 0.2%
NBCUniversal Media LLC:
5.95%, 04/01/41		145	199,498
4.45%, 01/15/43		164	190,129
Viacom, Inc.:
6.88%, 04/30/36		120	156,865
5.85%, 09/01/43		5	6,132
Walt Disney Co. (The)(b):
6.20%, 12/15/34		36	51,213
6.40%, 12/15/35		142	204,579
6.65%, 11/15/37		74	111,212
4.75%, 09/15/44		30	38,865
Warner Media LLC, 7.63%, 04/15/31		80	108,582

			1,067,075

Equity Real Estate Investment Trusts (REITs) — 0.3%
American Tower Corp.:
2.25%, 01/15/22		28	28,037
3.00%, 06/15/23		50	51,146
3.38%, 05/15/24		106	110,174
2.95%, 01/15/25		15	15,317
4.00%, 06/01/25		80	85,506
3.38%, 10/15/26		59	61,360
2.75%, 01/15/27		125	124,798
3.13%, 01/15/27		16	16,322
3.95%, 03/15/29		80	86,160
3.80%, 08/15/29		162	172,903
CC Holdings GS V LLC, 3.85%, 04/15/23		80	83,848
Crown Castle International Corp.:
3.40%, 02/15/21		3	3,041
4.88%, 04/15/22		16	17,009
5.25%, 01/15/23		52	56,616
3.20%, 09/01/24		365	374,924
3.70%, 06/15/26		155	163,418
4.00%, 03/01/27		27	29,046
3.65%, 09/01/27		68	71,999
3.80%, 02/15/28		6	6,381
4.30%, 02/15/29		10	11,041
3.10%, 11/15/29		455	456,436
Realty Income Corp.:
4.13%, 10/15/26		120	132,174
3.00%, 01/15/27		35	36,064

			2,193,720

Food & Staples Retailing — 0.4%
Alimentation Couche-Tard, Inc., 3.55%, 07/26/27(b)		435	452,205
Walgreens Boots Alliance, Inc.:
3.45%, 06/01/26		855	882,949
4.80%, 11/18/44		8	8,449
Walmart, Inc.:
3.55%, 06/26/25		151	163,015
3.70%, 06/26/28		265	293,699
3.25%, 07/08/29		90	97,225
3.95%, 06/28/38		255	298,720
4.00%, 04/11/43		100	117,267

			2,313,529

Food Products — 0.1%
Campbell Soup Co., 8.88%, 05/01/21		100	109,258
Mondelez International, Inc., 4.00%, 02/01/24		22	23,434
Tyson Foods, Inc.:
4.00%, 03/01/26		34	36,866

12

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Total Return V.I. Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Food Products (continued)
3.55%, 06/02/27	USD	167	$176,956
4.35%, 03/01/29		24	27,169
4.55%, 06/02/47		34	38,130
5.10%, 09/28/48		17	20,653

			432,466

Gas Utilities — 0.0%
Atmos Energy Corp., 4.13%, 10/15/44		79	91,411
Dominion Energy Gas Holdings LLC:
4.80%, 11/01/43		45	53,706
4.60%, 12/15/44		135	159,454

			304,571

Health Care Equipment & Supplies — 0.3%
Abbott Laboratories, 3.75%, 11/30/26		725	789,846
Baxter International, Inc., 1.70%, 08/15/21		20	19,837
Becton Dickinson and Co.:
2.68%, 12/15/19		59	59,014
3.30%, 03/01/23		170	173,203
4.69%, 12/15/44		24	27,863
DH Europe Finance II SARL, 0.20%, 03/18/26	EUR	190	206,457
Edwards Lifesciences Corp., 4.30%, 06/15/28	USD	41	46,184
Medtronic Global Holdings SCA, 0.38%, 03/07/23	EUR	230	253,628
Medtronic, Inc.:
3.15%, 03/15/22	USD	20	20,616
3.50%, 03/15/25		47	50,449
4.38%, 03/15/35		408	491,004

			2,138,101

Health Care Providers & Services — 1.3%
Aetna, Inc.:
4.50%, 05/15/42		258	272,267
4.13%, 11/15/42		14	14,017
4.75%, 03/15/44		60	65,753
Anthem, Inc.:
3.50%, 08/15/24		31	32,490
3.65%, 12/01/27		19	19,965
4.10%, 03/01/28		12	12,961
2.88%, 09/15/29		60	59,371
Baylor Scott & White Holdings, 4.19%, 11/15/45		40	47,134
CHRISTUS Health, Series C, 4.34%, 07/01/28		113	127,866
Cigna Corp.:
4.38%, 10/15/28		340	371,510
4.80%, 08/15/38		3	3,362
Cigna Holding Co., 3.25%, 04/15/25		316	325,355
CommonSpirit Health:
3.35%, 10/01/29		159	160,759
4.35%, 11/01/42		30	32,156
4.19%, 10/01/49		105	108,076
CVS Health Corp.:
3.70%, 03/09/23		52	54,129
4.10%, 03/25/25		328	350,456
2.88%, 06/01/26		27	27,062
4.30%, 03/25/28		8	8,651
4.78%, 03/25/38		3	3,285
5.13%, 07/20/45		722	818,359
Dignity Health:
2.64%, 11/01/19		86	86,002
3.81%, 11/01/24		80	84,608
Express Scripts Holding Co.:
2.60%, 11/30/20		50	50,217
3.90%, 02/15/22		145	150,399
3.05%, 11/30/22		9	9,195
3.40%, 03/01/27		5	5,165

Security	Par (000)		Value

Health Care Providers & Services (continued)
HCA, Inc.:
4.75%, 05/01/23	USD	279	$298,848
5.00%, 03/15/24		200	218,390
5.25%, 04/15/25		741	824,167
5.25%, 06/15/26		3	3,340
4.50%, 02/15/27		29	31,093
4.13%, 06/15/29		436	457,227
Laboratory Corp. of America Holdings, 2.63%, 02/01/20		63	63,044
Montefiore Obligated Group, Series 18-C, 5.25%, 11/01/48		114	133,498
Ochsner Clinic Foundation, 5.90%, 05/15/45		21	29,094
PeaceHealth Obligated Group, Series 2018, 4.79%, 11/15/48		16	20,524
SSM Health Care Corp., Series 2018, 3.69%, 06/01/23		309	324,577
Sutter Health, Series 2018, 3.70%, 08/15/28		104	113,021
Toledo Hospital (The), 5.75%, 11/15/38		177	208,689
UnitedHealth Group, Inc.:
3.50%, 02/15/24		112	117,950
3.75%, 07/15/25		705	758,035
3.70%, 12/15/25		30	32,299
3.10%, 03/15/26		142	148,427
3.45%, 01/15/27		28	29,786
2.95%, 10/15/27		20	20,674
3.85%, 06/15/28		137	149,981
2.88%, 08/15/29		35	35,722
5.80%, 03/15/36		15	20,006
3.50%, 08/15/39		180	187,378
4.63%, 11/15/41		125	147,870
4.75%, 07/15/45		42	51,045
3.75%, 10/15/47		108	114,270
4.25%, 06/15/48		10	11,481
4.45%, 12/15/48		76	89,874
3.88%, 08/15/59		15	15,905

			7,956,785

Hotels, Restaurants & Leisure — 0.2%
McDonald’s Corp.:
3.70%, 01/30/26		214	229,703
2.63%, 09/01/29		51	50,769
6.30%, 03/01/38		34	46,472
3.70%, 02/15/42		55	56,523
3.63%, 05/01/43		114	115,951
4.88%, 12/09/45		20	24,183
4.45%, 03/01/47		73	83,821
4.45%, 09/01/48		60	69,357
3.63%, 09/01/49		417	421,506

			1,098,285

Household Products — 0.0%
Clorox Co. (The), 3.10%, 10/01/27		45	46,938
Procter & Gamble Co. (The), 0.63%, 10/30/24	EUR	220	247,374

			294,312

Independent Power and Renewable Electricity Producers — 0.0%
NRG Energy, Inc.(b):
3.75%, 06/15/24		USD 19	19,551
4.45%, 06/15/29		85	88,559

			108,110

Industrial Conglomerates — 0.3%
3M Co.:
3.00%, 08/07/25		125	131,131
2.25%, 09/19/26		55	55,002
3.38%, 03/01/29		20	21,514
2.38%, 08/26/29		195	193,959

13

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Total Return V.I. Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Industrial Conglomerates (continued)
General Electric Co.:
5.88%, 01/14/38	USD	32	$38,476
6.88%, 01/10/39		14	18,521
4.13%, 10/09/42		27	27,017
Honeywell International, Inc.:
1.30%, 02/22/23	EUR	940	1,071,947
3.81%, 11/21/47	USD	65	74,822

			1,632,389

Insurance — 0.7%
Allianz Finance II BV, 0.25%, 06/06/23	EUR	900	993,903
Ambac Assurance Corp., 5.10%, 06/07/20(b)	USD	15	21,563
Ambac LSNI LLC, (LIBOR USD 3 Month + 5.00%), 7.10%, 02/12/23(a)(b)		99	99,807
Aon Corp.:
4.50%, 12/15/28		480	541,756
3.75%, 05/02/29		260	277,394
Aon plc, 4.75%, 05/15/45		57	66,948
Berkshire Hathaway Finance Corp.:
4.40%, 05/15/42		50	59,640
4.20%, 08/15/48		30	35,167
4.25%, 01/15/49		10	11,839
Brighthouse Financial, Inc., 4.70%, 06/22/47		15	13,382
Hartford Financial Services Group, Inc. (The):
4.30%, 04/15/43		35	38,857
3.60%, 08/19/49		35	35,222
Marsh & McLennan Cos., Inc.:
3.50%, 12/29/20		108	109,724
4.05%, 10/15/23		105	111,763
3.50%, 06/03/24		316	333,267
3.50%, 03/10/25		135	142,717
1.35%, 09/21/26	EUR	110	127,065
4.38%, 03/15/29	USD	217	245,426
4.35%, 01/30/47		26	29,946
4.20%, 03/01/48		152	171,373
4.90%, 03/15/49		35	43,845
MetLife, Inc., 4.13%, 08/13/42		25	27,849
Metropolitan Life Global Funding I, 0.38%, 04/09/24	EUR	315	348,036
Principal Financial Group, Inc., 3.70%, 05/15/29	USD	105	113,085
Travelers Cos., Inc. (The):
6.75%, 06/20/36		35	51,146
6.25%, 06/15/37		2	2,832
4.60%, 08/01/43		53	65,169
4.10%, 03/04/49		52	60,763
Trinity Acquisition plc, 4.40%, 03/15/26		80	86,755
Willis North America, Inc.:
3.60%, 05/15/24		411	427,093
3.88%, 09/15/49		25	24,450

			4,717,782

Internet & Direct Marketing Retail — 0.1%
Alibaba Group Holding Ltd., 3.60%, 11/28/24		220	230,582
Amazon.com, Inc., 3.88%, 08/22/37		290	333,653
Expedia Group, Inc.:
3.80%, 02/15/28		30	31,397
3.25%, 02/15/30(b)		315	314,102

			909,734

IT Services — 1.2%
Fidelity National Information Services, Inc.:
3.63%, 10/15/20		7	7,093
1.10%, 07/15/24	EUR	620	704,300
5.00%, 10/15/25	USD	88	99,999
3.00%, 08/15/26		521	536,447
3.75%, 05/21/29		34	36,883

Security	Par (000)		Value

IT Services (continued)
4.50%, 08/15/46	USD	38	$44,052
4.75%, 05/15/48		160	194,080
Fiserv, Inc.:
3.85%, 06/01/25		65	69,485
3.20%, 07/01/26		737	762,718
4.20%, 10/01/28		288	318,586
3.50%, 07/01/29		230	241,987
1.63%, 07/01/30	EUR	135	158,205
Global Payments, Inc.:
2.65%, 02/15/25	USD	90	90,417
3.20%, 08/15/29		350	354,932
IBM Credit LLC, 3.45%, 11/30/20		210	213,662
International Business Machines Corp.:
2.90%, 11/01/21		100	101,921
3.00%, 05/15/24		235	243,650
3.30%, 05/15/26		860	906,888
4.70%, 02/19/46		100	121,432
Mastercard, Inc.:
1.10%, 12/01/22	EUR	500	564,992
2.95%, 11/21/26	USD	50	52,604
2.95%, 06/01/29		345	361,878
3.65%, 06/01/49		75	84,955
PayPal Holdings, Inc.:
2.40%, 10/01/24		65	65,352
2.65%, 10/01/26		75	75,517
Total System Services, Inc.:
3.80%, 04/01/21		62	63,303
3.75%, 06/01/23		85	88,461
4.00%, 06/01/23		12	12,596
4.80%, 04/01/26		455	505,527
Visa, Inc.:
4.15%, 12/14/35		158	190,336
4.30%, 12/14/45		95	117,890

			7,390,148

Life Sciences Tools & Services — 0.2%
Agilent Technologies, Inc.:
3.88%, 07/15/23		34	35,732
3.05%, 09/22/26		366	373,778
2.75%, 09/15/29		75	74,173
Thermo Fisher Scientific, Inc.:
2.95%, 09/19/26		708	729,429
3.20%, 08/15/27		10	10,454
2.60%, 10/01/29		315	313,777
5.30%, 02/01/44		5	6,376

			1,543,719

Machinery — 0.0%
CNH Industrial NV, 3.85%, 11/15/27		40	41,221

Media — 1.0%
Charter Communications Operating LLC:
4.50%, 02/01/24		230	247,094
4.91%, 07/23/25		239	262,172
4.20%, 03/15/28		125	131,458
5.05%, 03/30/29		39	43,632
6.38%, 10/23/35		375	454,063
6.48%, 10/23/45		598	727,662
5.38%, 05/01/47		47	51,210
5.75%, 04/01/48		90	102,600
Comcast Corp.:
3.30%, 10/01/20		562	569,652
3.13%, 07/15/22		7	7,226
3.38%, 02/15/25		45	47,450
3.15%, 03/01/26		376	393,704
2.35%, 01/15/27		30	29,873

14

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Total Return V.I. Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Media (continued)
3.15%, 02/15/28	USD	86	$89,635
4.15%, 10/15/28		47	52,721
4.25%, 10/15/30		85	96,687
4.25%, 01/15/33		145	166,761
4.20%, 08/15/34		55	62,857
5.65%, 06/15/35		1	1,305
4.40%, 08/15/35		76	88,526
6.50%, 11/15/35		140	196,152
3.20%, 07/15/36		546	558,600
4.60%, 10/15/38		109	130,211
4.65%, 07/15/42		70	83,533
3.40%, 07/15/46		227	232,135
3.97%, 11/01/47		52	57,107
4.70%, 10/15/48		123	150,606
4.00%, 11/01/49		6	6,664
4.95%, 10/15/58		5	6,355
Cox Communications, Inc.(b):
3.15%, 08/15/24		557	570,425
3.35%, 09/15/26		32	33,051
Discovery Communications LLC:
5.00%, 09/20/37		87	93,525
5.20%, 09/20/47		140	153,083
Fox Corp., 4.03%, 01/25/24(b)		100	106,327
Time Warner Cable LLC:
5.00%, 02/01/20		58	58,469
4.00%, 09/01/21		22	22,509
5.50%, 09/01/41		113	121,679
4.50%, 09/15/42		9	8,856

			6,215,575

Metals & Mining — 0.2%
Anglo American Capital plc(b):
3.63%, 09/11/24		270	278,930
4.75%, 04/10/27		220	237,245
ArcelorMittal:
3.60%, 07/16/24		28	28,285
4.55%, 03/11/26		99	103,584
Barrick Gold Corp.:
3.85%, 04/01/22		108	112,001
5.25%, 04/01/42		46	55,808
Barrick PD Australia Finance Pty. Ltd., 5.95%, 10/15/39		66	85,090
BHP Billiton Finance USA Ltd.:
4.13%, 02/24/42		49	56,427
5.00%, 09/30/43		46	59,387
Chinalco Capital Holdings Ltd., 4.25%, 04/21/22		200	201,850
Newmont Goldcorp Corp., 2.80%, 10/01/29		125	123,535
Nucor Corp.:
5.20%, 08/01/43		40	49,911
4.40%, 05/01/48		18	20,711
Steel Dynamics, Inc., 5.13%, 10/01/21		110	110,392
Teck Resources Ltd., 6.13%, 10/01/35		16	18,231

			1,541,387

Multiline Retail — 0.0%
Dollar General Corp.:
3.88%, 04/15/27		43	46,087
4.13%, 05/01/28		9	9,841

			55,928

Multi-Utilities — 0.2%
Ameren Illinois Co., 3.80%, 05/15/28		120	133,384
Berkshire Hathaway Energy Co., 5.15%, 11/15/43		19	24,029
Black Hills Corp., 3.95%, 01/15/26		42	44,392

Security	Par (000)		Value

Multi-Utilities (continued)
Consumers Energy Co.:
3.38%, 08/15/23	USD	2	$2,095
3.80%, 11/15/28		25	27,833
3.95%, 07/15/47		30	34,213
4.05%, 05/15/48		45	52,181
3.75%, 02/15/50		161	179,684
3.10%, 08/15/50		85	85,603
DTE Energy Co., Series D, 3.70%, 08/01/23		130	136,313
Engie SA:
0.00%, 03/04/27	EUR	100	107,662
1.38%, 06/21/39		100	118,768

			946,157

Oil, Gas & Consumable Fuels — 3.1%
Andeavor Logistics LP, 5.50%, 10/15/19	USD	245	245,258
BP Capital Markets America, Inc.:
3.79%, 02/06/24		168	178,545
3.80%, 09/21/25		322	347,387
3.12%, 05/04/26		105	109,473
3.94%, 09/21/28		20	22,163
BP Capital Markets plc:
2.32%, 02/13/20		46	46,049
1.53%, 09/26/22	EUR	475	542,344
3.28%, 09/19/27	USD	7	7,368
Chevron Corp., 2.90%, 03/03/24		80	83,006
Cimarex Energy Co.:
4.38%, 06/01/24		89	93,518
3.90%, 05/15/27		187	190,397
Citgo Holding, Inc., 9.25%, 08/01/24(b)		22	23,375
Concho Resources, Inc., 3.75%, 10/01/27		150	155,904
Continental Resources, Inc., 3.80%, 06/01/24		168	171,201
Devon Energy Corp., 5.85%, 12/15/25		200	237,720
Enbridge, Inc.:
2.90%, 07/15/22		55	56,038
3.70%, 07/15/27		187	198,433
5.50%, 12/01/46		55	69,710
(LIBOR USD 3 Month + 3.42%), 5.50%, 07/15/77(a)		475	478,074
Energy Transfer Operating LP:
5.88%, 01/15/24		298	331,274
4.20%, 04/15/27		5	5,268
5.50%, 06/01/27		183	207,027
5.80%, 06/15/38		97	111,007
6.50%, 02/01/42		375	449,805
5.15%, 03/15/45		120	125,952
6.13%, 12/15/45		20	23,464
5.30%, 04/15/47		164	176,407
Enterprise Products Operating LLC:
3.75%, 02/15/25		25	26,637
3.13%, 07/31/29		34	34,816
Series D, 6.88%, 03/01/33		22	30,202
5.95%, 02/01/41		73	93,376
4.45%, 02/15/43		176	192,425
4.85%, 03/15/44		25	28,702
5.10%, 02/15/45		226	266,075
EOG Resources, Inc., 3.90%, 04/01/35		20	22,272
Exxon Mobil Corp.:
1.90%, 08/16/22		12	12,052
2.71%, 03/06/25		264	272,622
2.28%, 08/16/26		294	296,296
3.00%, 08/16/39		10	10,002
3.57%, 03/06/45		10	10,867
3.10%, 08/16/49		210	210,832
Hess Corp., 6.00%, 01/15/40		60	69,506

15

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Total Return V.I. Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Oil, Gas & Consumable Fuels (continued)
Kinder Morgan Energy Partners LP:
4.25%, 09/01/24	USD	64	$68,624
5.80%, 03/15/35		55	64,591
6.50%, 02/01/37		145	180,097
6.95%, 01/15/38		51	66,576
6.38%, 03/01/41		33	40,454
5.00%, 03/01/43		220	241,416
Kinder Morgan, Inc.:
3.05%, 12/01/19		320	320,178
3.15%, 01/15/23		490	501,566
4.30%, 03/01/28		308	334,030
5.05%, 02/15/46		151	167,469
Marathon Petroleum Corp.:
4.75%, 12/15/23		106	114,981
5.13%, 12/15/26		9	10,116
4.75%, 09/15/44		15	16,120
5.85%, 12/15/45		65	73,947
MPLX LP:
(LIBOR USD 3 Month + 0.90%), 3.00%, 09/09/21(a)		260	260,863
(LIBOR USD 3 Month + 1.10%), 3.20%, 09/09/22(a)		355	356,120
4.88%, 12/01/24		540	592,774
5.25%, 01/15/25(b)		40	42,222
4.13%, 03/01/27		668	704,459
4.25%, 12/01/27(b)		860	909,872
NGPL PipeCo LLC, 4.38%, 08/15/22(b)		47	48,720
Northwest Pipeline LLC, 4.00%, 04/01/27		335	353,403
Occidental Petroleum Corp.:
2.60%, 08/13/21		63	63,410
2.70%, 08/15/22		361	364,359
3.50%, 06/15/25		95	97,671
3.20%, 08/15/26		85	85,761
3.50%, 08/15/29		90	91,278
0.00%, 10/10/36(i)		2,000	987,760
4.40%, 04/15/46		84	85,559
4.20%, 03/15/48		25	24,772
Petrobras Global Finance BV, 7.25%, 03/17/44		235	280,898
Plains All American Pipeline LP, 3.65%, 06/01/22		6	6,154
ReNew Power Synthetic, 6.67%, 03/12/24		200	202,562
Sabine Pass Liquefaction LLC:
5.63%, 04/15/23(e)		184	199,929
5.75%, 05/15/24		460	512,721
5.63%, 03/01/25		651	730,968
5.88%, 06/30/26		273	312,803
Spectra Energy Partners LP:
3.38%, 10/15/26		3	3,105
5.95%, 09/25/43		50	63,374
4.50%, 03/15/45		89	96,797
Suncor Energy, Inc.:
3.60%, 12/01/24		85	89,654
6.80%, 05/15/38		70	98,153
6.50%, 06/15/38		7	9,639
4.00%, 11/15/47		34	36,528
Sunoco Logistics Partners Operations LP:
5.30%, 04/01/44		10	10,564
5.35%, 05/15/45		57	61,158
5.40%, 10/01/47		7	7,638
Texas Eastern Transmission LP, 3.50%, 01/15/28(b)		475	493,926
Total Capital International SA:
2.75%, 06/19/21		10	10,128
2.88%, 02/17/22		10	10,226
2.43%, 01/10/25		80	80,900

Security	Par (000)		Value

Oil, Gas & Consumable Fuels (continued)
1.38%, 10/04/29	EUR	100	$121,161
Total Capital SA, 5.13%, 03/26/24		70	94,313
TransCanada PipeLines Ltd.:
4.88%, 01/15/26	USD	495	555,664
4.25%, 05/15/28		115	127,126
4.63%, 03/01/34		14	15,906
5.85%, 03/15/36		33	40,685
4.75%, 05/15/38		69	78,717
6.10%, 06/01/40		151	194,890
5.10%, 03/15/49		2	2,401
Transcontinental Gas Pipe Line Co. LLC:
7.85%, 02/01/26		162	205,481
4.00%, 03/15/28		246	263,063
4.60%, 03/15/48		55	60,902
Valero Energy Corp.:
3.65%, 03/15/25		39	41,266
3.40%, 09/15/26		266	272,023
4.35%, 06/01/28		25	27,138
Western Midstream Operating LP:
4.00%, 07/01/22		90	91,088
4.65%, 07/01/26		100	98,806
Williams Cos., Inc. (The):
4.55%, 06/24/24		44	47,357
3.75%, 06/15/27		249	257,189
Series A, 7.50%, 01/15/31		15	19,708
5.75%, 06/24/44		110	126,940

			19,591,666

Paper & Forest Products — 0.1%
Georgia-Pacific LLC:
5.40%, 11/01/20(b)		177	183,092
3.73%, 07/15/23(b)		184	193,270
3.60%, 03/01/25(b)		40	42,431
7.38%, 12/01/25		97	122,914
7.75%, 11/15/29		60	85,647
8.88%, 05/15/31		13	20,596

			647,950

Pharmaceuticals — 1.0%
Allergan Funding SCS:
3.85%, 06/15/24		14	14,772
3.80%, 03/15/25		487	509,952
4.55%, 03/15/35		269	285,559
Bayer US Finance II LLC, 4.25%, 12/15/25(b)		200	213,671
Bristol-Myers Squibb Co.(b):
3.20%, 06/15/26		761	798,377
3.40%, 07/26/29		100	106,812
4.13%, 06/15/39		5	5,666
Eli Lilly & Co., 4.15%, 03/15/59		160	188,390
GlaxoSmithKline Capital plc, 3.38%, 06/01/29		55	59,014
GlaxoSmithKline Capital, Inc., 3.88%, 05/15/28		330	364,186
Johnson & Johnson, 2.45%, 03/01/26		55	55,964
Merck & Co., Inc.:
3.60%, 09/15/42		25	27,551
3.70%, 02/10/45		89	100,372
Merck Financial Services GmbH, 0.01%, 12/15/23	EUR	800	873,870
Mylan, Inc.:
5.40%, 11/29/43	USD	46	48,395
5.20%, 04/15/48		74	78,337
Novartis Capital Corp.:
2.40%, 09/21/22		10	10,158
3.40%, 05/06/24		171	181,742
3.00%, 11/20/25		159	167,357
3.10%, 05/17/27		116	123,269
4.40%, 05/06/44		15	18,555

16

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Total Return V.I. Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Pharmaceuticals (continued)
Pfizer, Inc., 4.30%, 06/15/43	USD	4	$4,688
Roche Finance Europe BV, 0.50%, 02/27/23	EUR	455	507,730
Shire Acquisitions Investments Ireland DAC:
2.88%, 09/23/23	USD	170	173,306
3.20%, 09/23/26		469	483,913
Takeda Pharmaceutical Co. Ltd., 5.00%, 11/26/28(b)		600	702,357
Wyeth LLC:
6.45%, 02/01/24		45	53,040
5.95%, 04/01/37		336	456,402

			6,613,405

Real Estate Management & Development — 0.3%
Central China Real Estate Ltd.:
6.50%, 03/05/21		200	197,922
6.75%, 11/08/21		200	196,196
China Aoyuan Group Ltd., 7.95%, 02/19/23		200	204,500
CIFI Holdings Group Co. Ltd., 5.50%, 01/23/22		200	197,500
Easy Tactic Ltd., 8.13%, 07/11/24		200	187,712
Ronshine China Holdings Ltd., 8.95%, 01/22/23		200	198,750
Scenery Journey Ltd., 11.00%, 11/06/20		200	199,750
Yuzhou Properties Co. Ltd.:
6.00%, 10/25/23		200	182,750
8.50%, 02/26/24		200	195,875
Zhenro Properties Group Ltd., 8.70%, 08/03/22		200	196,730

			1,957,685

Road & Rail — 0.6%
Burlington Northern Santa Fe LLC:
3.00%, 03/15/23		89	91,737
6.15%, 05/01/37		69	97,090
5.05%, 03/01/41		160	200,124
4.95%, 09/15/41		25	31,014
5.15%, 09/01/43		175	223,979
4.90%, 04/01/44		6	7,554
4.55%, 09/01/44		78	93,642
4.05%, 06/15/48		45	51,623
CSX Corp.:
4.25%, 03/15/29		90	101,622
6.15%, 05/01/37		75	98,622
3.80%, 11/01/46		20	21,010
4.30%, 03/01/48		192	216,178
4.75%, 11/15/48		45	54,258
4.50%, 03/15/49		60	70,548
3.35%, 09/15/49		135	131,886
4.25%, 11/01/66		59	62,583
Norfolk Southern Corp.:
3.85%, 01/15/24		90	95,910
3.65%, 08/01/25		96	102,608
2.90%, 06/15/26		295	304,297
4.84%, 10/01/41		50	60,026
3.95%, 10/01/42		20	21,605
4.45%, 06/15/45		45	51,790
3.94%, 11/01/47		5	5,429
4.10%, 05/15/49		5	5,591
4.05%, 08/15/52		112	122,387
Penske Truck Leasing Co. LP(b):
2.70%, 03/14/23		5	5,040
3.95%, 03/10/25		225	237,660
4.45%, 01/29/26		80	86,390
3.40%, 11/15/26		20	20,441
4.20%, 04/01/27		103	109,604
Ryder System, Inc.:
3.45%, 11/15/21		21	21,495
2.80%, 03/01/22		3	3,038
3.40%, 03/01/23		120	123,973

Security	Par (000)		Value

Road & Rail (continued)
Union Pacific Corp.:
3.15%, 03/01/24	USD	150	$155,775
2.75%, 03/01/26		175	177,736
3.38%, 02/01/35		202	208,549
3.60%, 09/15/37		221	232,957
3.55%, 08/15/39		44	46,066
4.75%, 09/15/41		30	35,194
4.50%, 09/10/48		52	62,049
3.80%, 10/01/51		35	37,426
3.88%, 02/01/55		134	139,786
3.95%, 08/15/59		52	55,171

			4,081,463

Semiconductors & Semiconductor Equipment — 0.9%
Analog Devices, Inc., 3.50%, 12/05/26		105	109,967
Applied Materials, Inc.:
3.30%, 04/01/27		335	356,464
5.10%, 10/01/35		140	177,439
5.85%, 06/15/41		20	27,297
4.35%, 04/01/47		220	268,458
Broadcom Corp.:
2.38%, 01/15/20		38	37,998
3.88%, 01/15/27		669	671,823
Broadcom, Inc.(b):
3.13%, 04/15/21		40	40,384
4.25%, 04/15/26		395	407,998
Intel Corp., 4.80%, 10/01/41		120	151,341
KLA Corp., 4.10%, 03/15/29		225	248,235
KLA-Tencor Corp., 5.00%, 03/15/49		120	147,749
Lam Research Corp.:
2.75%, 03/15/20		121	121,187
3.75%, 03/15/26		228	243,491
4.00%, 03/15/29		35	38,670
4.88%, 03/15/49		117	143,036
NVIDIA Corp., 3.20%, 09/16/26		508	534,100
NXP BV(b):
4.13%, 06/01/21		450	461,713
3.88%, 09/01/22		200	206,402
4.63%, 06/01/23		300	319,338
3.88%, 06/18/26		30	31,593
5.55%, 12/01/28		3	3,480
4.30%, 06/18/29		157	167,723
QUALCOMM, Inc.:
4.65%, 05/20/35		93	109,562
4.80%, 05/20/45		5	5,971
4.30%, 05/20/47		103	115,140
Texas Instruments, Inc.:
2.25%, 05/01/23		90	90,980
2.25%, 09/04/29		120	118,138
4.15%, 05/15/48		60	73,530

			5,429,207

Software — 0.6%
Autodesk, Inc., 3.50%, 06/15/27		468	483,535
Dassault Systemes SE, 0.00%, 09/16/22	EUR	200	218,782
Microsoft Corp.:
3.50%, 02/12/35	USD	321	354,754
4.20%, 11/03/35		7	8,373
3.45%, 08/08/36		639	706,361
3.70%, 08/08/46		595	677,184
Oracle Corp.:
2.50%, 10/15/22		33	33,491
3.40%, 07/08/24		70	73,813
2.65%, 07/15/26		370	377,780
4.30%, 07/08/34		3	3,476
3.90%, 05/15/35		211	232,974

17

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Total Return V.I. Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Software (continued)
3.85%, 07/15/36	USD	67	$73,595
3.80%, 11/15/37		14	15,242
5.38%, 07/15/40		84	109,237
4.50%, 07/08/44		2	2,386
4.13%, 05/15/45		78	88,305
4.00%, 07/15/46		211	235,924
SAP SE, 0.75%, 12/10/24	EUR	200	226,979

			3,922,191

Specialty Retail — 0.2%
Home Depot, Inc. (The):
2.80%, 09/14/27	USD	55	57,534
3.90%, 12/06/28		85	95,502
2.95%, 06/15/29		102	107,043
5.88%, 12/16/36		67	92,658
5.40%, 09/15/40		80	106,466
5.95%, 04/01/41		28	40,084
4.20%, 04/01/43		40	46,992
4.88%, 02/15/44		35	45,119
4.25%, 04/01/46		2	2,395
3.90%, 06/15/47		14	16,029
3.50%, 09/15/56		75	79,793
Lowe’s Cos., Inc.:
4.38%, 09/15/45		150	165,743
3.70%, 04/15/46		55	55,384
4.05%, 05/03/47		55	58,708

			969,450

Technology Hardware, Storage & Peripherals — 0.3%
Apple, Inc.:
1.00%, 11/10/22	EUR	455	514,711
3.00%, 02/09/24	USD	183	190,681
3.35%, 02/09/27		22	23,521
3.85%, 05/04/43		1,004	1,125,719
3.45%, 02/09/45		32	33,918
4.38%, 05/13/45		2	2,421
4.65%, 02/23/46		10	12,574
Hewlett Packard Enterprise Co.(e):
3.60%, 10/15/20		2	2,026
4.40%, 10/15/22		20	21,186
HP, Inc., 3.75%, 12/01/20		3	3,049
Seagate HDD Cayman, 4.25%, 03/01/22		22	22,719

			1,952,525

Textiles, Apparel & Luxury Goods — 0.1%
LVMH Moet Hennessy Louis Vuitton SE, 0.13%, 02/28/23	EUR	500	549,054

Thrifts & Mortgage Finance — 0.1%
BPCE SA, 2.70%, 10/01/29(b)	USD	491	487,724

Tobacco — 0.6%
Altria Group, Inc.:
1.00%, 02/15/23	EUR	110	121,918
4.40%, 02/14/26	USD	335	358,232
4.80%, 02/14/29		292	319,865
5.80%, 02/14/39		14	16,214
4.50%, 05/02/43		92	92,281
5.38%, 01/31/44		356	395,741
6.20%, 02/14/59		22	25,795
BAT Capital Corp., 3.22%, 09/06/26		115	113,551
BAT International Finance plc:
3.95%, 06/15/25(b)		590	614,201
3.13%, 03/06/29	EUR	155	189,888
Philip Morris International, Inc.:
2.13%, 05/10/23	USD	85	84,719
2.88%, 05/01/24		150	153,820

Security	Par (000)		Value

Tobacco (continued)
4.50%, 03/20/42	USD	5	$5,551
3.88%, 08/21/42		8	8,179
Reynolds American, Inc.:
4.45%, 06/12/25		820	874,571
5.85%, 08/15/45		210	232,381

			3,606,907

Trading Companies & Distributors — 0.0%
BOC Aviation Ltd., 3.00%, 09/11/29		200	196,410
GATX Corp., 2.60%, 03/30/20		59	59,055

			255,465

Wireless Telecommunication Services — 0.2%
Sprint Spectrum Co. LLC, 3.36%, 09/20/21(b)(e)		396	396,983
Vodafone Group plc:
3.75%, 01/16/24		153	161,103
4.13%, 05/30/25		118	127,410
4.38%, 05/30/28		18	19,881
5.00%, 05/30/38		3	3,428
4.38%, 02/19/43		84	86,776
5.25%, 05/30/48		342	396,424
5.13%, 06/19/59		4	4,581

			1,196,586

Total Corporate Bonds — 35.0% (Cost: $210,990,465)			220,935,903

Floating Rate Loan Interests — 0.5%(k)

Air Freight & Logistics — 0.0%
XPO Logistics, Inc., Term Loan B, 02/24/25(l)		78	77,927

Banks — 0.1%
Goldman Sachs Bank USA, Term Loan, (LIBOR USD 6 Month + 1.90%), 4.10%, 09/17/22(c)		385	384,198

Building Products — 0.0%(l)
Advanced Drainage Systems, Inc., Term Loan, 09/18/26		48	48,180
Jeld-Wen, Inc., Term Loan, 12/14/24		152	151,534

			199,714

Capital Markets — 0.0%
Goldman Sachs Lending Partners LLC, Term Loan, (LIBOR USD 6 Month + 1.75%), 3.95%, 09/17/22(c)		161	160,305

Construction Materials — 0.0%
Foundation Building Materials, Inc., 1st Lien Term Loan B, (LIBOR USD 1 Month + 3.00%), 5.04%, 08/13/25		134	133,820

Diversified Financial Services — 0.0%
Triton Bidco, Term Loan B, 09/10/26(l)		102	100,326

Health Care Providers & Services — 0.1%
Acadia Healthcare Co., Term Loan B2, 02/16/23(l)		309	309,241

Media — 0.1%(l)
CSC Holdings LLC, Term Loan, 04/27/27(c)		181	180,997
Lamar Media Corp., Term Loan B, 03/14/25		19	19,411

			200,408

Oil, Gas & Consumable Fuels — 0.0%
CITGO Holding, Inc., Term Loan, (LIBOR USD 1 Month + 7.00%), 9.04%, 08/01/23		46	46,805
Midcoast Operating LP, Term Loan, (LIBOR USD 3 Month + 5.50%), 7.60%, 06/30/25		129	126,287

			173,092

18

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Total Return V.I. Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Thrifts & Mortgage Finance — 0.2%(c)(l)
Caliber Home Loans, Inc., Term Loan, 04/24/21	USD	471	$470,185
Roundpoint Mortgage Servicing Corp., Term Loan, 08/08/20		841	842,169

			1,312,354

Total Floating Rate Loan Interests — 0.5% (Cost: $3,054,445)			3,051,385

Foreign Agency Obligations — 0.7%

Colombia — 0.0%
Empresas Publicas de Medellin ESP, 4.25%, 07/18/29(b)		200	209,400

India — 0.0%
Power Finance Corp. Ltd., 4.50%, 06/18/29		200	208,938

Indonesia — 0.1%
Indonesia Asahan Aluminium Persero PT, 5.71%, 11/15/23		200	220,562

Mexico — 0.4%
Petroleos Mexicanos:
6.38%, 02/04/21		224	233,800
(LIBOR USD 3 Month + 3.65%), 5.79%, 03/11/22(a)		44	45,755
6.88%, 08/04/26		103	110,725
6.49%, 01/23/27(b)		46	47,955
6.50%, 03/13/27		1,611	1,673,577
5.35%, 02/12/28		140	133,963
7.69%, 01/23/50(b)		463	481,555

			2,727,330

Netherlands — 0.1%
TenneT Holding BV, 1.25%, 10/24/33	EUR	205	242,694

Norway — 0.1%
Telenor ASA:
0.00%, 09/25/23		100	109,453
0.75%, 05/31/26		520	587,849

			697,302

South Africa — 0.0%
Eskom Holdings SOC Ltd., 6.75%, 08/06/23(b)	USD	200	205,617

Total Foreign Agency Obligations — 0.7% (Cost: $4,438,279)			4,511,843

Foreign Government Obligations — 3.2%

Argentina — 0.1%
Bonos de la Nacion Argentina con Ajuste por CER, 4.00%, 03/06/20	ARS	2,541	15,859
Republic of Argentina:
7.50%, 04/22/26	USD	150	65,625
5.88%, 01/11/28		335	137,350
7.13%, 07/06/36		150	64,500
6.88%, 01/11/48		224	94,640

			377,974

Brazil — 0.1%
Federative Republic of Brazil, 4.50%, 05/30/29		356	371,019

Colombia — 0.5%
Republic of Colombia:
10.00%, 07/24/24	COP	2,454,600	849,045
6.25%, 11/26/25		1,796,200	537,420

Security	Par (000)		Value

Colombia (continued)
3.88%, 04/25/27	USD	1,408	$1,494,240

			2,880,705

Ecuador — 0.1%
Republic of Ecuador, 9.50%, 03/27/30(b)		232	234,668

Egypt — 0.1%
Arab Republic of Egypt:
15.90%, 07/02/24	EGP	550	35,610
16.10%, 05/07/29		5,041	337,996
5.63%, 04/16/30	EUR	117	127,285
6.38%, 04/11/31(b)		132	149,583
6.88%, 04/30/40	USD	185	180,260

			830,734

France — 0.3%
Republic of France, 1.75%, 05/25/66(b)	EUR	1,115	1,699,598

Hungary — 0.1%
Republic of Hungary, 5.38%, 03/25/24	USD	414	467,302

Indonesia — 0.3%
Republic of Indonesia:
4.10%, 04/24/28		270	291,431
8.25%, 05/15/29	IDR	9,034,000	677,252
6.63%, 05/15/33		1,064,000	67,910
8.38%, 03/15/34		4,623,000	343,102
7.50%, 06/15/35		1,360,000	94,097
8.38%, 04/15/39		7,876,000	581,753

			2,055,545

Mexico — 0.9%
United Mexican States:
6.50%, 06/09/22	MXN	253	1,275,292
8.00%, 12/07/23		79	419,755
8.00%, 09/05/24		62	331,276
10.00%, 12/05/24		186	1,078,754
4.15%, 03/28/27	USD	2,233	2,365,863

			5,470,940

Nigeria — 0.0%
Federal Republic of Nigeria, 13.98%, 02/23/28	NGN	19,895	53,704

Panama — 0.1%
Republic of Panama, 3.88%, 03/17/28	USD	626	680,188

Peru — 0.1%
Republic of Peru, 4.13%, 08/25/27		548	614,959

Philippines — 0.1%
Republic of the Philippines, 3.00%, 02/01/28 .		810	848,912

Russia — 0.2%
Russian Federation, 8.50%, 09/17/31	RUB	84,415	1,455,392

South Africa — 0.0%
Republic of South Africa, 5.75%, 09/30/49	USD	229	228,256

Turkey — 0.0%
Republic of Turkey, 7.63%, 04/26/29		200	212,750

United Arab Emirates — 0.1%
Emirate of Abu Dhabi United Arab Emirates:
2.13%, 09/30/24(b)		200	198,750
2.50%, 09/30/29		200	198,650
2.50%, 09/30/29(b)		230	228,447
3.13%, 09/30/49		200	193,999

			819,846

19

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Total Return V.I. Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Uruguay — 0.1%
Oriental Republic of Uruguay, 4.38%, 10/27/27	USD	683	$750,620

Total Foreign Government Obligations — 3.2% (Cost: $19,974,110)			20,053,112

	Shares

Investment Companies — 2.6%
BlackRock Allocation Target Shares- BATS Series A*		1,635,282	16,549,058

Total Investment Companies — 2.6% (Cost: $16,500,000)			16,549,058

	Par (000)

Municipal Bonds — 5.3%
Aldine Independent School District (Permanent School Fund Guarantee Program (The)), Series 2019F-1, GO, 5.00%, 02/15/43		40	49,136
American Municipal Power, Inc. (Combined Hydroelectric Project);
Series 2010B, RB, 7.83%, 02/15/41		50	79,735
Series 2009B, RB, 6.45%, 02/15/44		30	43,306
Arizona Health Facilities Authority (Banner Health), Series 2007B, RB, VRDN, 2.36%, 10/01/19(m)		35	34,178
Bay Area Toll Authority;
Series 2019F-1, RB, 2.43%, 04/01/26		285	286,653
Series 2010S-1, RB, 6.92%, 04/01/40		90	134,186
Series 2010S-1, RB, 7.04%, 04/01/50		600	1,006,224
Berks County Industrial Development Authority (Tower Health Project), Series 2017, RB, 5.00%, 11/01/47		60	69,182
Buckeye Tobacco Settlement Financing Authority, Series 2007A-2, RB, 5.88%, 06/01/47		180	180,227
California Health Facilities Financing Authority (Cedars- Sinai Medical Center);
Series 2016A, RB, 5.00%, 08/15/33		40	48,997
Series 2017A, RB, 5.00%, 08/15/47		60	70,046
California State Public Works Board (Various Capital Projects), Series 2009G, Sub-Series G-2, RB, 8.36%, 10/01/34		35	55,407
Canaveral Port Authority;
Series 2018A, RB, 5.00%, 06/01/45		80	94,581
Series 2018B, RB, 5.00%, 06/01/48		80	96,180
Central Puget Sound Regional Transit Authority, Series 2015S-1, RB, 5.00%, 11/01/50		60	70,354
Central Texas Regional Mobility Authority;
Series 2015A, RB, 5.00%, 01/01/45		30	34,156
Series 2016, RB, 5.00%, 01/01/46		30	34,392
Chesapeake Bay Bridge & Tunnel District (Parallel Thimble Shoal Tunnel Project);
Series 2016, RB, 5.00%, 07/01/41		30	35,355
Series 2016, RB, 5.00%, 07/01/51		25	28,712
City of Atlanta, Series 2015, RB, 5.00%, 11/01/40		30	35,060
City of Aurora;
Series 2016, RB, 5.00%, 08/01/41		120	144,542
Series 2016, RB, 5.00%, 08/01/46		130	153,952
City of Austin Water & Wastewater System, Series 2014, RB, 5.00%, 11/15/43		60	68,387

Security	Par (000)		Value

Municipal Bonds (continued)
City of New York;
Series 2019D, Sub-Series D-2, GO, 3.76%, 12/01/27	USD	115	$127,222
Series 2019A, Sub-Series A-3, GO, 2.85%, 08/01/31		220	225,551
Series 2019A, Sub-Series A-3, GO, 2.90%, 08/01/32		370	382,480
Series 2010F-1, GO, 6.27%, 12/01/37		170	245,188
Series 2018F, Sub-Series F-1, GO, 5.00%, 04/01/43		375	460,582
City of Riverside, Series 2010A, RB, 7.61%, 10/01/40		50	80,315
City of San Antonio Electric & Gas Systems, Series 2010A, RB, 5.81%, 02/01/41		160	230,045
Colorado Health Facilities Authority (Catholic Health Initiatives);
Series 2011A, RB, 5.25%, 02/01/31(n)		25	26,280
Series 2019A-2, RB, 5.00%, 08/01/44		520	618,088
Commonwealth Financing Authority;
Series 2018A, RB, 3.86%, 06/01/38		80	87,963
Series 2016A, RB, 4.14%, 06/01/38		60	68,450
Series 2019A, RB, 3.81%, 06/01/41		460	508,953
Commonwealth of Massachusetts, Series 2019H, GO, 2.90%, 09/01/49		175	170,709
Connecticut Housing Finance Authority, Series 2015A, RB, 3.75%, 11/15/40		1,350	1,396,845
Connecticut State Health & Educational Facilities Authority (Hartford Healthcare Corp.);
Series 2015F, RB, 5.00%, 07/01/45		60	68,033
Series 2015L, RB, 5.00%, 07/01/45		90	103,408
Contra Costa Community College District, Series 2010B, GO, 6.50%, 08/01/34		10	13,535
County of Miami-Dade;
Series 2017D, RB, 3.35%, 10/01/29		20	21,119
Series 2019E, RB, 2.53%, 10/01/30		235	232,403
Series 2017D, RB, 3.45%, 10/01/30		35	37,125
Series 2017D, RB, 3.50%, 10/01/31		30	31,838
Series 2018C, RB, 4.06%, 10/01/31		55	61,324
Series 2015A, RB, 5.00%, 10/01/38		10	11,555
Series 2017B, RB, 5.00%, 10/01/40		60	71,400
Dallas Area Rapid Transit;
Series 2016A, RB, 5.00%, 12/01/41		60	71,066
Series 2016A, RB, 5.00%, 12/01/46		90	106,119
Dallas/Fort Worth International Airport, Series 2019A-2, RB, 3.14%, 11/01/45		100	100,959
DuBois Hospital Authority (Penn Highlands Healthcare), Series 2018, RB, 5.00%, 07/15/43		60	71,063
Dutchess County Local Development Corp. (Health Quest Systems, Inc. Project), Series 2016B, RB, 5.00%, 07/01/46		100	116,623
Grant County Public Utility District No. 2 (The Priest Rapids Project), Series 2015M, RB, 4.58%, 01/01/40		15	17,664
Great Lakes Water Authority Water Supply System, Series 2016C, RB, 5.25%, 07/01/33		20	24,156
Health & Educational Facilities Authority of the State of Missouri (Saint Luke’s Health System, Inc.);
Series 2016, RB, 5.00%, 11/15/29		25	29,892
Series 2016A, RB, 3.65%, 01/15/46		20	22,064
Series 2016B, RB, 3.09%, 09/15/51		120	118,642

20

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Total Return V.I. Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds (continued)
Idaho Health Facilities Authority (Trinity Health Credit Group), Series 2017A, RB, 5.00%, 12/01/47	USD 50	$59,967
Indiana Finance Authority (CWA Authority Project);
Series 2015A, RB, 5.00%, 10/01/45	130	147,813
Series 2016A, RB, 5.00%, 10/01/46	420	495,037
Indiana Housing & Community Development Authority, Series 2018A, RB, 3.80%, 07/01/38	30	32,039
JobsOhio Beverage System, Series 2013B, RB, 3.99%, 01/01/29	340	373,633
Kansas City Industrial Development Authority (Kansas City International Airport Terminal Modernization Project), Series 2019B, RB, 5.00%, 03/01/49	130	156,022
Kentucky Economic Development Finance Authority (Owensboro Health, Inc.), Series 2015A, RB, 5.25%, 06/01/50	30	33,875
Lexington County Health Services District, Inc., Series 2016, RB, 5.00%, 11/01/41	30	34,700
Los Angeles Community College District, Series 2010E, GO, 6.60%, 08/01/42	185	289,418
Los Angeles Department of Water & Power System (Water System Revenue Bonds), Series 2010A, RB, 6.60%, 07/01/50	85	139,224
Los Angeles Unified School District, Series 2010I, GO, 6.76%, 07/01/34	375	527,040
Louisiana Public Facilities Authority, Series 2018E, RB, 5.00%, 07/01/48	50	59,430
Maryland Community Development Administration, Series 2018A, RB, 3.85%, 09/01/33	60	65,869
Massachusetts Development Finance Agency (Partners Healthcare System Issue);
Series 2018J-2, RB, 5.00%, 07/01/43	80	95,849
Series 2017L, RB, 5.00%, 07/01/44	100	116,290
Series 2016Q, RB, 5.00%, 07/01/47	50	59,576
Series 2018J-2, RB, 5.00%, 07/01/48	70	83,250
Massachusetts Housing Finance Agency;
Series 2014B, RB, 4.50%, 12/01/39	25	26,094
Series 2014B, RB, 4.60%, 12/01/44	40	42,866
Series 2015A, RB, 4.50%, 12/01/48	40	42,210
Massachusetts Port Authority, Series 2016B, RB, 5.00%, 07/01/43	50	58,468
Massachusetts Water Resources Authority, Series 2016C, RB, 5.00%, 08/01/40	30	36,165
Metropolitan Atlanta Rapid Transit Authority;
Series 2018A, RB, 4.00%, 07/01/25	60	68,728
Series 2015A, RB, 5.00%, 07/01/41	110	129,502
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (Vanderbilt University Medical Center);
Series 2016A, RB, 5.00%, 07/01/40	40	46,650
Series 2016A, RB, 5.00%, 07/01/46	60	69,691
Metropolitan Transportation Authority;
Series 2010A, RB, 6.67%, 11/15/39	55	80,653
Series 2009C, RB, 7.34%, 11/15/39	520	835,250
Series 2019C, RB, 5.00%, 11/15/40	120	148,662
Series 2010C-1, RB, 6.69%, 11/15/40	30	43,436
Series 2019C, RB, 5.00%, 11/15/41	80	100,172
Series 2019C, RB, 5.00%, 11/15/42	150	185,001
Series 2019C, RB, 5.00%, 11/15/43	100	124,924
Metropolitan Washington Airports Authority,
Series 2016A, RB, 5.00%, 10/01/32	90	107,711

Security	Par (000)	Value
Municipal Bonds (continued)
Metropolitan Washington Airports Authority Dulles Toll Road (Dulles Metrorail and Capital Improvement Project), Series 2009D, RB, 7.46%, 10/01/46	USD 30	$49,658
Michigan Finance Authority (Henry Ford Health System);
Series 2016, RB, 5.00%, 11/15/41	30	35,429
Series 2017A-MI, RB, 5.00%, 12/01/47	120	131,135
Michigan State Housing Development Authority;
Series 2018B, RB, 3.55%, 10/01/33	30	32,203
Series 2018A, RB, 4.00%, 10/01/43	30	32,522
Series 2018A, RB, 4.05%, 10/01/48	20	21,516
Series 2018A, RB, 4.15%, 10/01/53	80	86,303
Mississippi Hospital Equipment & Facilities Authority (Baptist Memorial Health Corp.), Series 2016A, RB, 5.00%, 09/01/46	60	67,190
Municipal Electric Authority of Georgia;
Series 2010A, RB, 6.64%, 04/01/57	40	54,919
, RB, 6.66%, 04/01/57	75	107,539
New Hope Cultural Education Facilities Finance Corp. (Children’s Health System of Texas Project), Series 2017A, RB, 5.00%, 08/15/47	60	71,321
New Jersey Transportation Trust Fund Authority;
Series 2010C, RB, 5.75%, 12/15/28	140	162,039
Series 2010C, RB, 6.10%, 12/15/28	135	140,627
Series 2016A, Sub-Series A-1, RB, 5.00%, 06/15/29	30	35,152
New Jersey Turnpike Authority, Series 2009F, RB, 7.41%, 01/01/40	565	905,452
New Orleans Aviation Board (North Terminal Project), Series 2015B, RB, 5.00%, 01/01/40	50	56,348
New York City Housing Development Corp.; Series 2018C-1-A, RB, 3.70%, 11/01/38	40	42,224
Series 2018C-1-B, RB, 3.85%, 11/01/43	110	114,133
Series 2018C-1-A, RB, 4.00%, 11/01/53	120	126,305
New York City Transitional Finance Authority Building Aid, Series 2015S-2, RB, 5.00%, 07/15/40	30	35,086
New York City Transitional Finance Authority Future Tax Secured; Series 2014A, Sub-Series A-2, RB, 3.65%, 11/01/24	165	174,882
Series 2018, Sub-Series C-4, RB, 3.55%, 05/01/25	170	182,126
Series 2014A, Sub-Series A-2, RB, 3.75%, 11/01/25	165	175,139
Series 2017F, Sub-Series F-2, RB, 3.05%, 05/01/27	160	167,827
Series 2019C, Sub-Series C-3, RB, 3.35%, 11/01/30	255	272,139
Series 2019B, Sub-Series B-3, RB, 3.90%, 08/01/31	210	231,792
New York City Water & Sewer System;
Series 2010AA, RB, 5.75%, 06/15/41	35	50,400
Series 2010EE, RB, 6.01%, 06/15/42	25	36,788
Series 2020AA, RB, 5.38%, 06/15/43(n)	135	141,619
Series 2020AA, RB, 5.38%, 06/15/43	65	67,949
Series 2011AA, RB, 5.44%, 06/15/43	60	84,082
Series 2011EE, RB, 5.50%, 06/15/43(n)	240	252,146
Series 2011CC, RB, 5.88%, 06/15/44	40	59,522
New York Convention Center Development Corp.;
Series 2015, RB, 5.00%, 11/15/40	30	35,888
Series 2016A, RB, 5.00%, 11/15/46	90	109,130

21

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Total Return V.I. Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Municipal Bonds (continued)
New York State Dormitory Authority, Series 2010H, RB, 5.39%, 03/15/40	USD	60	$79,769
New York State Urban Development Corp.;
Series 2017B, RB, 3.12%, 03/15/25		65	68,442
Series 2019B, RB, 3.25%, 03/15/25		100	106,060
Series 2019B, RB, 3.35%, 03/15/26		395	422,014
Series 2017D, RB, 3.32%, 03/15/29		140	148,488
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment Project);
Series 2016A, RB, 5.00%, 07/01/46		30	33,051
Series 2016A, RB, 5.25%, 01/01/50		340	379,919
North Carolina Turnpike Authority, Series 2018, RB, 5.00%, 01/01/35		60	74,046
Orange County Local Transportation Authority, Series 2010A, RB, 6.91%, 02/15/41		75	109,454
Oregon School Boards Association;
Series 2005A, GO, 4.76%, 06/30/28		220	248,926
Series 2002B, GO, 5.55%, 06/30/28		290	343,418
Series 2003B, GO, 5.68%, 06/30/28		210	254,010
Pennsylvania Economic Development Financing Authority (Pennsylvania Rapid Bridge Replacement Project (The)), Series 2015, RB, 5.00%, 06/30/23		310	342,069
Pennsylvania Turnpike Commission; Series 2016A-1, RB, 5.00%, 12/01/46		50	58,676
Series 2017B, Sub-Series B-1, RB, 5.25%, 06/01/47		100	118,194
Series 2018B, RB, 5.00%, 12/01/48		90	108,447
Port Authority of New York & New Jersey;
Series 165, RB, 5.65%, 11/01/40		95	130,053
Series 181, RB, 4.96%, 08/01/46		235	310,167
Series 174, RB, 4.46%, 10/01/62		105	134,000
Port of Seattle, Series 2018A, RB, 5.00%, 05/01/43		30	35,147
Public Finance Authority (Denver International Airport Great Hall Project), Series 2017, RB, 5.00%, 09/30/49		210	213,736
Public Power Generation Agency, Series 2016A, RB, 5.00%, 01/01/35		40	47,087
Putnam County Development Authority, Series 2018A, RB, 5.00%, 03/15/42		130	157,544
Royal Oak Hospital Finance Authority (William Beaumont Hospital Obligated Group), Series 2014D, RB, 5.00%, 09/01/39		40	44,895
Sacramento County Sanitation Districts Financing Authority, Series 2035B, RB, VRDN, 1.96%, 12/02/19(m)		330	314,204
Salt Lake City Corp.;
Series 2017A, RB, 5.00%, 07/01/47		105	123,245
Series 2017B, RB, 5.00%, 07/01/47		50	59,726
Salt River Project Agricultural Improvement & Power District, Series 2015A, RB, 5.00%, 12/01/45		180	209,189
San Antonio Water System, Series 2015B, RB, 5.00%, 05/15/39		30	35,039
San Diego Public Facilities Financing Authority, Series 2016A, RB, 5.00%, 05/15/39		50	60,836
San Francisco City & County Airport Comm- San Francisco International Airport, Series 2016B, RB, 5.00%, 05/01/46		110	128,550
San Jose Redevelopment Agency Successor Agency;
Series 2017A-T, 2.96%, 08/01/24		250	261,000
Series 2017A-T, 3.18%, 08/01/26		85	90,358

Security	Par (000)		Value
Municipal Bonds (continued)
South Carolina Public Service Authority;
Series 2016D, RB, 2.39%, 12/01/23	USD	472	$482,757
Series 2012E, RB, 3.72%, 12/01/23		80	83,624
Series 2010C, RB, 6.45%, 01/01/50		136	211,366
State of California;
Series 2018A, GO, 5.00%, 10/01/25		160	194,261
Series 2019, GO, 2.65%, 04/01/26		425	436,594
Series 2009, GO, 7.50%, 04/01/34		60	91,975
Series 2018, GO, 4.60%, 04/01/38		815	923,387
Series 2009, GO, 7.55%, 04/01/39		85	140,022
Series 2009, GO, 7.30%, 10/01/39		85	132,439
Series 2009, GO, 7.35%, 11/01/39		340	534,806
State of Colorado, Series 2018N, COP, 5.00%, 03/15/38		1,030	1,273,204
State of Connecticut;
Series 2017A, GO, 2.99%, 01/15/23		150	153,705
Series 2017A, GO, 3.31%, 01/15/26		155	163,161
Series 2008A, GO, 5.85%, 03/15/32		245	321,896
State of Illinois, Series 2003, GO, 5.10%, 06/01/33		580	627,276
State of Maryland, Series 2019A, GO, 5.00%, 08/01/30		130	171,206
State of Minnesota, Series 2018A, GO, 5.00%, 08/01/36		170	214,589
State of Ohio;
Series 2017A, GO, 5.00%, 05/01/36		90	106,220
Series 2017A, GO, 5.00%, 05/01/37		70	82,578
State of Oregon, Series 2003, GO, 5.89%, 06/01/27		335	406,328
State of Washington;
Series 2016A-1, GO, 5.00%, 08/01/40		100	117,687
Series 2018B, GO, 5.00%, 08/01/40		40	48,814
Series 2018B, GO, 5.00%, 08/01/41		40	48,770
State of Wisconsin;
Series 2017C, RB, 3.15%, 05/01/27		65	68,989
Series 2017B, GO, 5.00%, 05/01/36		50	58,950
Series 2017B, GO, 5.00%, 05/01/38		50	58,711
Sumter Landing Community Development District, Series 2016, RB, 4.17%, 10/01/47.		100	116,071
Tennessee Housing Development Agency (Residential Finance Program);
Series 2018-3, RB, 3.75%, 07/01/38		30	32,022
Series 2018-3, RB, 3.85%, 07/01/43		20	21,132
Series 2018-3, RB, 3.95%, 01/01/49		10	10,657
Texas A&M University, Series 2017B, RB, 2.84%, 05/15/27		75	77,975
Texas Municipal Gas Acquisition & Supply Corp. I, Series 2008D, RB, 6.25%, 12/15/26		30	34,926
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners Segments 3 LLC Segment 3C Project), RB, 5.00%, 06/30/58		290	338,871
Texas Water Development Board (State Water Plan projects), Series 2017A, RB, 5.00%, 04/15/23		140	157,793
Tobacco Settlement Finance Authority, Series 2007A, RB, 7.47%, 06/01/47		125	129,099
TSASC, Inc., Series 2017A, RB, 5.00%, 06/01/41		60	67,022
University of California;
Series 2017AX, RB, 3.06%, 07/01/25		520	546,109
Series 2019BD, RB, 3.35%, 07/01/29		255	275,872
Series 2013AJ, RB, 4.60%, 05/15/31		300	348,834
Series 2015AO, RB, 5.00%, 05/15/32		80	95,948

22

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Total Return V.I. Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Municipal Bonds (continued)
Series 2009R, RB, 5.77%, 05/15/43	USD	165	$224,030
Series 2012AD, RB, 4.86%, 05/15/12		20	26,471
University of California Medical Center;
Series 2016L, RB, 5.00%, 05/15/47		50	58,149
Series 2009F, RB, 6.58%, 05/15/49		75	112,080
Virginia Small Business Financing Authority (Transform 66 P3 Project);
Series 2017, RB, 5.00%, 12/31/52		90	103,812
Series 2017, RB, 5.00%, 12/31/56		80	92,034
West Virginia Hospital Finance Authority (West Virginia United Health System Obligated Group);
Series 2016A, RB, 5.00%, 06/01/20		30	30,687
Series 2016A, RB, 5.00%, 06/01/21		30	31,699
Series 2016A, RB, 5.00%, 06/01/22		30	32,678
Series 2016A, RB, 5.00%, 06/01/23		25	28,017
Series 2016A, RB, 5.00%, 06/01/24		25	28,773

Total Municipal Bonds — 5.3% (Cost: $31,373,235)			33,499,187

Non-Agency Mortgage-Backed Securities — 4.3%

Collateralized Mortgage Obligations — 1.5%
Alternative Loan Trust:
Series 2005-22T1, Class A1, 2.37%, 06/25/35(d)		158	136,927
Series 2005-72, Class A3, 2.62%, 01/25/36(d)		76	66,455
Series 2005-76, Class 2A1, 3.45%, 02/25/36(d)		26	24,104
Series 2006-11CB, Class 3A1, 6.50%, 05/25/36		66	50,999
Series 2006-15CB, Class A1, 6.50%, 06/25/36		11	8,006
Series 2006-OA14, Class 1A1, 4.18%, 11/25/46(d)		93	82,519
Series 2006-OA16, Class A4C, 2.36%, 10/25/46(d)		147	89,386
Series 2006-OA6, Class 1A2, 2.23%, 07/25/46(d)		40	39,489
Series 2006-OA8, Class 1A1, 2.21%, 07/25/46(d)		14	13,970
Series 2006-OC10, Class 2A3, 2.25%, 11/25/36(d)		57	47,226
Series 2006-OC7, Class 2A3, 2.27%, 07/25/46(d)		83	67,972
Series 2007-3T1, Class 1A1, 6.00%, 04/25/37		14	9,641
Series 2007-OA3, Class 1A1, 2.16%, 04/25/47(d)		24	23,063
American Home Mortgage Assets Trust(d):
Series 2006-3, Class 2A11, 3.42%, 10/25/46		66	59,164
Series 2006-4, Class 1A12, 2.23%, 10/25/46		80	55,477
Series 2006-5, Class A1, 3.37%, 11/25/46		126	61,937
Series 2007-1, Class A1, 3.15%, 02/25/47		67	41,309
APS Resecuritization Trust(b)(d):
Series 2016-1, Class 1MZ, 4.02%, 07/31/57		245	92,049
Series 2016-3, Class 3A, 4.87%, 09/27/46		205	207,736
Series 2016-3, Class 4A, 4.62%, 04/27/47(c)		42	41,124
Banc of America Funding Trust(b)(d):
Series 2014-R2, Class 1C, 0.00%, 11/26/36		146	34,660
Series 2016-R2, Class 1A1, 4.70%, 05/01/33(c)		88	91,836
Bear Stearns Mortgage Funding Trust(d):
Series 2006-SL1, Class A1, 2.30%, 08/25/36		55	54,454

Security	Par (000)		Value

Collateralized Mortgage Obligations (continued)
Series 2007-AR2, Class A1, 2.19%, 03/25/37	USD	163	$152,995
Series 2007-AR3, Class 1A1, 2.16%, 03/25/37		18	17,243
Series 2007-AR4, Class 1A1, 2.22%, 09/25/47		71	68,183
Series 2007-AR4, Class 2A1, 2.23%, 06/25/37		23	22,670
Chase Mortgage Finance Trust, Series 2007- S6, Class 1A1, 6.00%, 12/25/37		904	655,773
CHL Mortgage Pass-Through Trust: Series 2006-OA4, Class A1, 3.41%, 04/25/46(d)		156	75,349
Series 2006-OA5, Class 3A1, 2.22%, 04/25/46(d)		26	25,199
Series 2007-15, Class 2A2, 6.50%, 09/25/37		248	183,029
Citicorp Mortgage Securities Trust:
Series 2007-9, Class 1A1, 6.25%, 12/25/37		67	59,526
Series 2008-2, Class 1A1, 6.50%, 06/25/38		99	86,546
Credit Suisse Mortgage Capital Certificates(b):
Series 2009-12R, Class 3A1, 6.50%, 10/27/37		281	159,544
Series 2019-RPL4, Class A1, 3.83%, 08/26/58		393	397,663
CSFB Mortgage-Backed Pass-Through Certificates, Series 2005-10, Class 10A1, 3.37%, 11/25/35(d)		45	13,687
CSMC Trust(b)(d): Series 2009-5R, Class 4A4, 4.25%, 06/25/36		76	70,527
Series 2014-11R, Class 16A1, 4.00%, 09/27/47		50	50,488
Series 2015-6R, Class 5A1, 2.51%, 03/27/36		3	2,916
Series 2015-6R, Class 5A2, 2.51%, 03/27/36		60	46,310
Series 2019-JR1, Class A1, 4.10%, 09/27/66		1,748	1,752,295
Deutsche Alt-A Securities Mortgage Loan Trust, Series 2007-OA4, Class A2A, 2.19%, 08/25/47(d)		157	110,328
Deutsche Alt-B Securities Mortgage Loan Trust, Series 2006-AB3, Class A8, 6.36%, 07/25/36(d)		13	12,071
GreenPoint Mortgage Funding Trust, Series 2006-AR2, Class 4A1, 4.45%, 03/25/36(d)		27	27,297
GSMPS Mortgage Loan Trust(b)(d): Series 2005-RP1, Class 1AF, 2.37%, 01/25/35		50	45,765
Series 2005-RP2, Class 1AF, 2.37%, 03/25/35		59	54,396
Series 2006-RP1, Class 1AF1, 2.37%, 01/25/36		45	38,763
GSR Mortgage Loan Trust, Series 2007-1F, Class 2A4, 5.50%, 01/25/37		12	13,657
HarborView Mortgage Loan Trust, Series 2007-4, Class 2A2, 2.31%, 07/19/47(d)		165	151,415
IndyMac INDX Mortgage Loan Trust(d): Series 2007-AR19, Class 3A1, 3.72%, 09/25/37		89	63,821
Series 2007-FLX5, Class 2A2, 2.26%, 08/25/37		160	142,723
Lehman XS Trust, Series 2007-20N, Class A1, 3.17%, 12/25/37(d)		32	31,549
LSTAR Securities Investment Trust(b)(d): Series 2019-1, Class A1, 3.79%, 03/01/24		153	153,127

23

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Total Return V.I. Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Collateralized Mortgage Obligations (continued)
Series 2019-2, Class A1, 3.59%, 04/01/24	USD	190	$190,422
MASTR Resecuritization Trust, Series 2008-3, Class A1, 2.58%, 08/25/37(b)(c)(d)		28	22,142
MCM Trust(b)(c):
Series 2018-NPL1, Class A, 4.00%, 05/28/58		121	121,039
Series 2018-NPL2, Class A, 4.00%, 10/25/28(e)		863	869,500
Series 2018-NPL2, Class B, 0.00%, 10/25/28		1,000	221,300
Merrill Lynch Alternative Note Asset Trust, Series 2007-OAR2, Class A2, 2.23%, 04/25/37(d)		224	196,400
Mortgage Loan Resecuritization Trust, Series 2009-RS1, Class A85, 2.44%, 04/16/36(b)(d)		407	352,739
New Residential Mortgage Loan Trust(b):
Series 2019-2A, Class A1, 4.25%, 12/25/57(d)		99	102,989
Series 2019-RPL1, Class A1, 4.33%, 02/26/24(e)		778	783,440
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2007-2, Class A4, 2.44%, 06/25/37(d)		17	13,706
RALI Trust, Series 2007-QH9, Class A1, 3.65%, 11/25/37(d)		39	36,039
Reperforming Loan REMIC Trust, Series 2005- R3, Class AF, 2.42%, 09/25/35(b)(d)		6	5,618
Seasoned Credit Risk Transfer Trust(d):
Series 2017-3, Class M2, 4.75%, 07/25/56(b)		100	100,683
Series 2018-1, Class BX, 5.32%, 05/25/57		20	10,337
Series 2018-1, Class M, 4.75%, 05/25/57		20	20,377
Series 2018-3, Class M, 4.75%, 08/25/57(b)		90	91,674
STACR Trust, Series 2018-DNA2, Class M2, 4.17%, 12/25/30(b)(d)		47	47,787
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-3, Class 4A, 4.03%, 04/25/36(d)		70	58,923
Structured Asset Mortgage Investments II Trust(d):
Series 2006-AR4, Class 3A1, 2.21%, 06/25/36		96	92,984
Series 2006-AR5, Class 2A1, 2.23%, 05/25/46		61	52,657
WaMu Mortgage Pass-Through Certificates Trust, Series 2005-AR2, Class B1, 2.55%, 01/25/45(d)		97	75,062
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust:
Series 2006-4, Class 1A1, 6.00%, 04/25/36		90	84,280
Series 2006-4, Class 3A1, 6.50%, 05/25/36(e)		44	40,163

			9,674,619

Commercial Mortgage-Backed Securities — 2.5%
245 Park Avenue Trust, Series 2017-245P, Class E, 3.78%, 06/05/37(b)(d)		200	199,444
280 Park Avenue Mortgage Trust(b)(d):
Series 2017-280P, Class D, 3.56%, 09/15/34		100	100,187
Series 2017-280P, Class E, 4.15%, 09/15/34		150	150,467
AOA Mortgage Trust, Series 2015-1177, Class C, 3.11%, 12/13/29(b)(d)		100	100,638
Ashford Hospitality Trust, Series 2018-ASHF, Class D, 4.13%, 04/15/35(b)(d)		36	36,090
BAMLL Commercial Mortgage Securities Trust(b)(d):
Series 2015-200P, Class F, 3.72%, 04/14/33		300	302,851

Security	Par (000)		Value

Commercial Mortgage-Backed Securities (continued)
Series 2016-ISQ, Class E, 3.73%, 08/14/34	USD	200	$200,405
Series 2017-SCH, Class CL, 3.53%, 11/15/32		100	99,989
Series 2017-SCH, Class DL, 4.03%, 11/15/32		100	99,989
Series 2018-DSNY, Class D, 3.73%, 09/15/34		650	652,031
Banc of America Commercial Mortgage Trust, Series 2007-1, Class AMFX, 5.48%, 01/15/49(d)		10	10,144
Bancorp Commercial Mortgage Trust (The), Series 2018-CR3, Class A, 2.88%, 01/15/33(b)(d)		68	68,030
Bayview Commercial Asset Trust(b)(d):
Series 2005-2A, Class A1, 2.33%, 08/25/35		52	50,068
Series 2005-4A, Class A1, 2.32%, 01/25/36		47	45,401
Series 2005-4A, Class M1, 2.47%, 01/25/36		34	33,178
Series 2006-1A, Class A2, 2.38%, 04/25/36		12	11,466
Series 2006-3A, Class A1, 2.27%, 10/25/36		22	20,821
Series 2006-3A, Class A2, 2.32%, 10/25/36		18	17,389
Series 2007-2A, Class A1, 2.29%, 07/25/37		33	31,526
Series 2007-4A, Class A1, 2.47%, 09/25/37		175	166,174
BBCMS Mortgage Trust, Series 2018-TALL, Class A, 2.75%, 03/15/37(b)(d)		35	34,913
BBCMS Trust, Series 2015-SRCH, Class A1, 3.31%, 08/10/35(b)		100	104,130
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-T26, Class AM, 5.51%, 01/12/45(d)		29	28,963
Benchmark Mortgage Trust, Series 2019-B10, Class 3CCA, 4.03%, 03/15/62(b)(d)		198	210,197
BHMS, Series 2018-ATLS, Class A, 3.28%, 07/15/35(b)(d)		140	139,999
BWAY Mortgage Trust(b):
Series 2013-1515, Class A2, 3.45%, 03/10/33		150	158,917
Series 2013-1515, Class C, 3.45%, 03/10/33		105	108,492
BX Commercial Mortgage Trust, Series 2018- IND, Class H, 5.03%, 11/15/35(b)(d)		416	417,110
BXP Trust(b)(d):
Series 2017-CC, Class D, 3.67%, 08/13/37		60	61,746
Series 2017-CC, Class E, 3.67%, 08/13/37		110	110,477
Series 2017-GM, Class D, 3.54%, 06/13/39		200	206,884
Series 2017-GM, Class E, 3.54%, 06/13/39		50	50,022
CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class D, 3.78%, 12/15/37(b)(d)		218	219,087
CCRESG Commercial Mortgage Trust, Series 2016-HEAT, Class D, 5.67%, 04/10/29(b)(d)		20	20,449
CD Mortgage Trust:
Series 2006-CD3, Class AM, 5.65%, 10/15/48		19	19,167
Series 2017-CD3, Class A4, 3.63%, 02/10/50		30	32,503
CFCRE Commercial Mortgage Trust, Series 2016-C3, Class A3, 3.87%, 01/10/48		10	10,834
CFK Trust, Series 2019-FAX, Class D, 4.64%, 01/15/39(b)(d)		126	144,320
CGBAM Commercial Mortgage Trust, Series 2015-SMRT, Class E, 3.91%, 04/10/28(b)(d)		100	100,448
CGDBB Commercial Mortgage Trust(b)(d):
Series 2017-BIOC, Class A, 2.82%, 07/15/32		190	190,000
Series 2017-BIOC, Class D, 3.63%, 07/15/32		110	110,000

24

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Total Return V.I. Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Commercial Mortgage-Backed Securities (continued)
Series 2017-BIOC, Class E, 4.18%, 07/15/32	USD	270	$270,000
Citigroup Commercial Mortgage Trust(d):
Series 2016-C1, Class C, 5.12%, 05/10/49		40	44,501
Series 2016-GC37, Class C, 5.08%, 04/10/49		20	21,806
Series 2016-P3, Class C, 4.99%, 04/15/49		10	10,966
CLNS Trust, Series 2017-IKPR, Class E, 5.55%, 06/11/32(b)(d)		63	63,039
Commercial Mortgage Trust:
Series 2005-C6, Class F, 5.91%, 06/10/44(b)(d)		81	82,332
Series 2014-CR14, Class A4, 4.24%, 02/10/47(d)		30	32,363
Series 2014-CR16, Class A4, 4.05%, 04/10/47		177	190,049
Series 2014-CR17, Class A5, 3.98%, 05/10/47		59	63,348
Series 2014-CR19, Class A5, 3.80%, 08/10/47		50	53,514
Series 2014-LC15, Class A4, 4.01%, 04/10/47		50	53,606
Series 2014-UBS4, Class C, 4.80%, 08/10/47(d)		50	52,356
Series 2015-CR23, Class CMD, 3.81%, 05/10/48(b)(d)		350	350,574
Series 2015-CR25, Class A4, 3.76%, 08/10/48		100	107,671
Series 2015-LC19, Class A4, 3.18%, 02/10/48		59	61,648
Series 2015-LC19, Class C, 4.39%, 02/10/48(d)		10	10,590
Series 2015-LC19, Class D, 2.87%, 02/10/48(b)		10	9,549
Series 2015-LC21, Class C, 4.44%, 07/10/48(d)		150	158,819
Series 2016-667M, Class D, 3.28%, 10/10/36(b)(d)		100	101,373
Core Industrial Trust(b):
Series 2015-TEXW, Class A, 3.08%, 02/10/34		99	101,443
Series 2015-WEST, Class A, 3.29%, 02/10/37		540	581,905
CSAIL Commercial Mortgage Trust, Series 2015-C2, Class A4, 3.50%, 06/15/57		50	52,992
CSMC Trust(b):
Series 2015-GLPB, Class A, 3.64%, 11/15/34		99	103,682
Series 2017-PFHP, Class A, 2.98%, 12/15/30(d)		60	59,925
Series 2017-TIME, Class A, 3.65%, 11/13/39		100	106,193
DBGS Mortgage Trust, Series 2019-1735, Class F, 4.33%, 04/10/37(b)(d)		100	98,693
DBUBS Mortgage Trust(b):
Series 2017-BRBK, Class A, 3.45%, 10/10/34		140	147,089
Series 2017-BRBK, Class E, 3.65%, 10/10/34(d)		310	312,592
Series 2017-BRBK, Class F, 3.65%, 10/10/34(d)		80	79,579
Eleven Madison Mortgage Trust, Series 2015- 11MD, Class A, 3.67%, 09/10/35(b)(d)		100	107,084
Exantas Capital Corp. Ltd.(b)(d):
Series 2018-RSO6, Class A, 2.85%, 06/15/35		115	114,566

Security	Par (000)		Value
Commercial Mortgage-Backed Securities (continued)
Series 2019-RSO7, Class AS, 3.52%, 04/15/36	USD	160	$160,173
GPMT Ltd., Series 2018-FL1, Class A, 2.94%, 11/21/35(b)(d)		59	59,036
GRACE Mortgage Trust, Series 2014-GRCE, Class F, 3.71%, 06/10/28(b)(d)		330	332,999
GS Mortgage Securities Corp. II(b):
Series 2005-ROCK, Class A, 5.37%, 05/03/32		100	115,116
Series 2013-KING, Class D, 3.55%, 12/10/27(d)		124	123,850
Series 2013-KING, Class E, 3.55%, 12/10/27(d)		460	459,137
GS Mortgage Securities Corp. Trust(b):
Series 2017-500K, Class D, 3.33%, 07/15/32(d)		10	10,003
Series 2017-500K, Class E, 3.53%, 07/15/32(d)		20	20,025
Series 2017-500K, Class F, 3.83%, 07/15/32(d)		110	110,275
Series 2017-GPTX, Class A, 2.86%, 05/10/34		100	100,402
GS Mortgage Securities Trust:
Series 2015-GC32, Class C, 4.56%, 07/10/48(d)		30	32,113
Series 2017-GS6, Class A3, 3.43%, 05/10/50		150	160,487
Series 2017-GS7, Class A4, 3.43%, 08/10/50		76	81,026
Series 2017-GS7, Class D, 3.00%, 08/10/50(b)		20	19,120
HMH Trust, Series 2017-NSS, Class A, 3.06%, 07/05/31(b)		110	111,738
IMT Trust(b):
Series 2017-APTS, Class AFX, 3.48%, 06/15/34		100	104,943
Series 2017-APTS, Class EFX, 3.61%, 06/15/34(d)		100	99,886
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C21, Class A5, 3.77%, 08/15/47		50	53,399
Series 2015-C33, Class D1, 4.27%, 12/15/48(b)(d)		100	100,267
JPMCC Commercial Mortgage Securities Trust:
Series 2017-JP5, Class C, 4.05%, 03/15/50(d)		110	114,983
Series 2017-JP5, Class D, 4.80%, 03/15/50(b)(d)		100	105,228
Series 2017-JP7, Class B, 4.05%, 09/15/50		10	10,814
JPMDB Commercial Mortgage Securities Trust(d):
Series 2017-C5, Class C, 4.51%, 03/15/50		300	323,504
Series 2017-C5, Class D, 4.72%, 03/15/50(b)		70	72,438
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2012-CBX, Class A4FL, 3.32%, 06/15/45(b)(d)		98	98,472
Series 2014-C20, Class A5, 3.80%, 07/15/47		70	74,750
Series 2015-JP1, Class D, 4.39%, 01/15/49(d)		50	51,077
Series 2015-UES, Class D, 3.74%, 09/05/32(b)(d)		130	130,488
Series 2015-UES, Class E, 3.74%, 09/05/32(b)(d)		100	100,105
Series 2016-NINE, Class A, 2.95%, 10/06/38(b)(d)		150	154,679

25

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Total Return V.I. Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Commercial Mortgage-Backed Securities (continued)
Lehman Brothers Small Balance Commercial Mortgage Trust, Series 2007-1A, Class 1A, 2.27%, 03/25/37(b)(d)	USD	39	$38,226
LSTAR Commercial Mortgage Trust, Series 2015-3, Class AS, 3.30%, 04/20/48(b)(d)		100	102,170
Madison Avenue Trust, Series 2013-650M, Class D, 4.17%, 10/12/32(b)(d)		101	101,878
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2014-C16, Class A5, 3.89%, 06/15/47		140	149,557
Series 2015-C26, Class D, 3.06%, 10/15/48(b)		46	43,738
Morgan Stanley Capital I Trust:
Series 2007-T27, Class AJ, 6.14%, 06/11/42(d)		75	79,719
Series 2015-MS1, Class D, 4.17%, 05/15/48(b)(d)		100	96,544
Series 2017-CLS, Class F, 4.63%, 11/15/34(b)(d)		211	211,659
Series 2017-H1, Class D, 2.55%, 06/15/50(b)		140	127,357
Series 2019-AGLN, Class D, 3.78%, 03/15/34(b)(d)		150	150,000
Series 2019-AGLN, Class F, 4.63%, 03/15/34(b)(d)		150	150,000
Natixis Commercial Mortgage Securities Trust, Series 2018-FL1, Class MCR1, 4.55%, 06/15/35(b)(d)		85	85,240
Olympic Tower Mortgage Trust, Series 2017-OT, Class E, 4.08%, 05/10/39(b)(d)		190	195,429
PFP Ltd.(b)(d):
Series 2019-5, Class A, 3.00%, 04/14/36		63	63,032
Series 2019-5, Class AS, 3.45%, 04/14/36		40	40,053
Prima Capital CRE Securitization Ltd., Series 2015-4A, Class C, 4.00%, 08/24/49(b)(c)		100	101,970
USDC, Series 2018-USDC, Class E, 4.64%, 05/13/38(b)(d)		50	52,848
Velocity Commercial Capital Loan Trust(d):
Series 2016-2, Class M4, 7.23%, 10/25/46		100	107,550
Series 2017-2, Class M3, 4.24%, 11/25/47(b)		152	154,319
Series 2017-2, Class M4, 5.00%, 11/25/47(b)		76	77,433
Wells Fargo Commercial Mortgage Trust:
Series 2015-C27, Class C, 3.89%, 02/15/48		20	20,232
Series 2015-C31, Class A4, 3.70%, 11/15/48		50	53,850
Series 2015-NXS2, Class A5, 3.77%, 07/15/58(d)		110	118,569
Series 2015-NXS4, Class A4, 3.72%, 12/15/48		20	21,563
Series 2015-P2, Class A4, 3.81%, 12/15/48		70	75,951
Series 2015-P2, Class D, 3.24%, 12/15/48(b)		78	70,301
Series 2017-C39, Class C, 4.12%, 09/15/50		20	21,234
Series 2017-C39, Class D, 4.50%, 09/15/50(b)(d)		83	84,698
Series 2017-C41, Class D, 2.60%, 11/15/50(b)(d)		60	53,317
Series 2017-HSDB, Class A, 2.89%, 12/13/31(b)(d)		151	150,557
Series 2018-C44, Class A5, 4.21%, 05/15/51		770	868,922
WFRBS Commercial Mortgage Trust:
Series 2011-C3, Class A3FL, 2.97%, 03/15/44(b)(d)		2	1,762
Series 2014-C21, Class A5, 3.68%, 08/15/47		60	63,762

			15,702,766

Security	Par (000)		Value
Interest Only Commercial Mortgage-Backed Securities — 0.3%(d)
BAMLL Commercial Mortgage Securities Trust, Series 2016-SS1, Class XA, 0.70%, 12/15/35(b)	USD	15,000	$495,750
Banc of America Commercial Mortgage Trust, Series 2017-BNK3, Class XB, 0.78%, 02/15/50		1,000	43,045
BBCMS Trust, Series 2015-SRCH, Class XA, 1.12%, 08/10/35(b)		1,030	61,357
BB-UBS Trust, Series 2012-SHOW, Class XA, 0.73%, 11/05/36(b)		3,475	103,518
Benchmark Mortgage Trust:
Series 2018-B8, Class XA, 0.83%, 01/15/52		4,993	252,618
Series 2019-B9, Class XA, 1.21%, 03/15/52		1,048	85,499
CFCRE Commercial Mortgage Trust, Series 2016-C4, Class XB, 0.89%, 05/10/58		170	7,601
Commercial Mortgage Trust:
Series 2015-3BP, Class XA, 0.17%, 02/10/35(b)		1,916	9,791
Series 2015-CR25, Class XA, 1.05%, 08/10/48		213	8,844
CSAIL Commercial Mortgage Trust, Series 2017-CX10, Class XB, 0.22%, 11/15/50		1,430	23,690
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C22, Class XA, 1.01%, 09/15/47		1,227	42,106
Series 2014-C23, Class XA, 0.81%, 09/15/47		1,301	32,153
JPMDB Commercial Mortgage Securities Trust, Series 2016-C4, Class XC, 0.75%, 12/15/49(b)		1,800	83,305
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP3, Class XC, 0.75%, 08/15/49(b)		900	40,149
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2014-C19, Class XF, 1.35%, 12/15/47(b)		130	6,414
Series 2015-C26, Class XD, 1.49%, 10/15/48(b)		120	8,784
Series 2016-C31, Class XA, 1.56%, 11/15/49		965	70,924
Morgan Stanley Capital I Trust:
Series 2016-UBS9, Class XD, 1.69%, 03/15/49(b)		1,000	90,460
Series 2017-H1, Class XD, 2.36%, 06/15/50(b)		110	15,971
Series 2019-L2, Class XA, 1.20%, 03/15/52		385	31,471
One Market Plaza Trust(b):
Series 2017-1MKT, Class XCP, 0.22%, 02/10/32		1,880	6,467
Series 2017-1MKT, Class XNCP, 0.00%, 02/10/32(c)		376	4
UBS Commercial Mortgage Trust, Series 2018- C14, Class XA, 1.18%, 12/15/51		1,155	86,035
Wells Fargo Commercial Mortgage Trust, Series 2016-BNK1, Class XD, 1.40%, 08/15/49(b)		1,000	71,510

			1,677,466

Principal Only Collateralized Mortgage Obligations — 0.0%
Seasoned Credit Risk Transfer Trust, Series 2017-3, Class B, 0.00%, 07/25/56(b)(i)		118	9,856

Total Non-Agency Mortgage-Backed Securities — 4.3% (Cost: $26,433,102)			27,064,707

26

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Total Return V.I. Fund (Percentages shown are based on Net Assets)

Security	Beneficial Interest (000)		Value
Other Interests — 0.0%(o)

Capital Markets — 0.0%(c)(g)(h)
Lehman Brothers Holdings Capital Trust VII	USD	185	$—
Lehman Brothers Holdings, Inc.		1,365	—

Total Other Interests — 0.0%			—

	Par (000)
Capital Trusts — 0.3%

Banks — 0.1%
JPMorgan Chase & Co., Series FF, 5.00%(f)(k)		435	444,731

Capital Markets — 0.1%(f)(k)
Bank of New York Mellon Corp. (The), Series F, 4.62%		310	316,808
State Street Corp.:
Series F, 5.25%		205	208,587
Series H, 5.63%		335	346,635

			872,030

Entertainment — 0.1%
NBCUniversal Enterprise, Inc., 5.25%(b)(f)		620	638,600

Total Capital Trusts — 0.3% (Cost: $1,923,276)			1,955,361

U.S. Government Sponsored Agency Securities — 51.7%

Collateralized Mortgage Obligations — 0.1%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes, Series 2017-DNA3, Class B1, (LIBOR USD 1 Month + 4.45%), 6.47%, 03/25/30(a)		250	275,869

Commercial Mortgage-Backed Securities — 0.1%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K076, Class A2, 3.90%, 04/25/28		42	47,372
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Variable Rate Notes, Series KL4F, Class A2AS, 3.68%, 10/25/25(k)		71	76,152
Federal Home Loan Mortgage Corp. Variable Rate Notes(k):
Series 2017-K64, Class B, 4.12%, 05/25/50(b)		20	21,551
Series 2018-K77, Class B, 4.30%, 05/25/51(b)		20	21,672
Series 2018-K732, Class B, 4.19%, 05/25/25(b)		100	105,665
Series 2018-SB52, Class A10F, 3.48%, 06/25/28		78	81,658
Series 2018-SB53, Class A10F, 3.66%, 06/25/28		47	50,958
Government National Mortgage Association:
Series 2015-97, Class VA, 2.25%, 12/16/38		33	32,131
Series 2016-158, Class VA, 2.00%, 03/16/35		87	84,082

			521,241

Interest Only Commercial Mortgage-Backed Securities — 0.0%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Variable Rate Notes, Series KW03, Class X1, 0.98%, 06/25/27(k)		267	13,372
Federal National Mortgage Association ACES Variable Rate Notes, Series 2013-M5, Class X2, 2.16%, 01/25/22(k)		222	5,075

Security	Par (000)		Value
Interest Only Commercial Mortgage-Backed Securities (continued)
Government National Mortgage Association Variable Rate Notes:
Series 2013-63, 0.79%, 09/16/51(k)	USD	585	$29,646
Series 2013-191, 0.73%, 11/16/53(k)		97	3,108
Series 2015-48, 0.69%, 02/16/50(k)		191	8,234
Series 2015-173, 0.88%, 09/16/55(k)		218	13,466
Series 2016-26, 0.96%, 02/16/58(k)		581	39,971
Series 2016-67, 1.17%, 07/16/57(k)		150	11,616
Series 2016-87, 1.00%, 08/16/58(k)		264	17,815
Series 2016-110, 1.03%, 05/16/58(k)		194	14,392
Series 2016-113, (LIBOR USD 1 Month + 0.00%), 1.18%, 02/16/58(a)		281	25,263
Series 2016-125, 1.04%, 12/16/57(k)		275	20,848
Series 2016-128, 0.95%, 09/16/56(k)		151	11,064
Series 2016-152, 0.91%, 08/15/58(k)		521	37,520
Series 2016-162, 1.00%, 09/16/58(k)		123	9,693

			261,083

Mortgage-Backed Securities — 51.5%
Federal Home Loan Mortgage Corp.:
2.50%, 02/01/24 - 04/01/31		627	635,647
3.00%, 09/01/27 - 04/01/47		5,244	5,395,542
3.50%, 09/01/30 - 01/01/48		8,837	9,306,946
4.00%, 08/01/40 - 08/01/47		2,628	2,803,296
4.50%, 02/01/39 - 04/01/49		6,945	7,505,539
5.00%, 10/01/41 - 11/01/41		169	185,655
5.50%, 02/01/35 - 06/01/41		195	220,546
Federal National Mortgage Association:
4.00%, 01/01/41		30	31,973
6.00%, 07/01/39		155	175,194
Government National Mortgage Association:
3.00%, 02/15/45 - 12/20/46		5,721	5,901,114
3.00%, 10/15/49 - 11/15/49(p)		9,220	9,455,238
3.50%, 01/15/42 - 11/20/46		14,547	15,210,164
3.50%, 10/15/49(p)		2,418	2,505,360
4.00%, 04/20/39 - 06/20/47		1,282	1,355,407
4.00%, 10/15/49 - 11/15/49(p)		13,624	14,163,851
4.50%, 12/20/39 - 09/20/48		2,743	2,909,029
4.50%, 10/15/49 - 11/15/49(p)		4,530	4,731,303
5.00%, 12/15/38 - 07/20/44		174	193,799
5.00%, 10/15/49 - 11/15/49(p)		3,612	3,806,074
Uniform Mortgage-Backed Securities:
2.00%, 10/01/31 - 03/01/32		583	578,339
2.50%, 09/01/27 - 02/01/33		3,155	3,194,302
2.50%, 10/25/34 - 10/25/49(p)		2,867	2,857,971
3.00%, 04/01/28 - 11/01/48		12,041	12,383,806
3.00%, 10/25/34 - 10/25/49(p)		13,792	14,026,075
3.50%, 03/01/29 - 01/01/48		13,273	13,978,164
3.50%, 10/25/34 - 11/25/49(p)		62,762	64,388,313
4.00%, 08/01/31 - 08/01/48		17,122	18,347,756
4.00%, 10/25/49 - 11/25/49(p)		54,616	56,688,892
4.50%, 02/01/25 - 05/01/49		16,932	18,426,871
4.50%, 09/25/49 - 11/25/49(p)		26,799	28,195,637
5.00%, 02/01/35 - 06/01/45		1,134	1,246,859
5.00%, 10/25/49(p)		1,605	1,718,980
5.50%, 02/01/35 - 03/01/40		582	653,669
5.50%, 10/25/49(p)		987	1,068,389
6.00%, 04/01/35 - 06/01/41		319	367,117
6.00%, 10/25/49(p)		172	190,302
6.50%, 05/01/40		128	146,998

			324,950,117

Total U.S. Government Sponsored Agency Securities — 51.7% (Cost: $322,211,707)			326,008,310

27

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Total Return V.I. Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value
U.S. Treasury Obligations — 17.5%
U.S. Treasury Bonds:
4.25%, 05/15/39	USD	431	$593,635
4.50%, 08/15/39		431	612,980
4.38%, 11/15/39		431	604,595
3.13%, 02/15/43		1,623	1,935,744
2.88%, 05/15/43 - 05/15/49		3,287	3,787,202
3.63%, 08/15/43		1,623	2,093,226
3.75%, 11/15/43		1,623	2,134,816
3.00%, 02/15/48		1,559	1,851,008
2.25%, 08/15/49		2,365	2,432,347
U.S. Treasury Inflation Linked Notes, 0.50%, 04/15/24		25,925	26,235,574
U.S. Treasury Notes:
2.00%, 07/31/20 - 02/15/25		10,178	10,267,114
2.50%, 12/31/20		4,699	4,739,382
1.13%, 07/31/21		7,049	6,978,785
1.75%, 07/31/21 - 07/31/24		15,820	15,901,696
1.50%, 01/31/22 - 08/15/26		10,796	10,742,976
2.13%, 12/31/22 - 05/15/25		9,722	9,953,054
2.75%, 05/31/23		3,139	3,269,465
2.25%, 08/15/27		3,139	3,281,604
2.88%, 08/15/28		942	1,035,758
3.13%, 11/15/28		942	1,057,542
1.63%, 08/15/29		807	803,280

Total U.S. Treasury Obligations — 17.5% (Cost: $107,367,509)			110,311,783

Total Long-Term Investments — 128.8% (Cost: $793,024,270)			812,486,759

Short-Term Securities — 1.1%

Borrowed Bond Agreements — 0.0%
Credit Suisse Securities USA LLC, 1.25%, Open (Purchased on 09/17/19 to be repurchased at USD 38,301, collateralized by YPF SA, 8.50%, due at 03/23/21, par and fair value of USD 44,000 and $37,972, respectively)(q)(r)		38	38,280

Total Borrowed Bond Agreements — 0.0% (Cost: $38,280)			38,280

Foreign Government Obligations — 0.1%

Egypt — 0.1%
Arab Republic of Egypt Treasury Bills(s):
19.82%, 11/05/19	EGP	1,475	89,155
16.37%, 05/05/20		2,575	144,929

			234,084

Nigeria — 0.0%
Federal Republic of Nigeria Treasury Bills(s):
14.25%, 10/03/19	NGN	5,685	15,478
12.22%, 11/28/19		11,370	30,753
14.60%, 01/16/20		11,370	30,203
11.09%, 01/30/20		19,898	52,593
13.47%, 05/28/20		11,370	28,723

Security	Par (000)		Value
Nigeria (continued)
12.34%, 07/30/20	NGN	5,685	$13,988

			171,738

Total Foreign Government Obligations — 0.1% (Cost: $399,406)			405,822

	Shares
Money Market Funds — 1.0%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.87%(t)*		6,347,992	6,347,992

Total Money Market Funds — 1.0% (Cost: $6,347,992)			6,347,992

Total Short-Term Securities — 1.1% (Cost: $6,785,678)			6,792,094

Total Options Purchased — 0.0% (Cost: $249,252)			224,570

Total Investments Before Options Written, Borrowed Bonds and TBA Sale Commitments — 129.9% (Cost: $800,059,200)			819,503,423

Total Options Written — (0.0)% (Premium Received — $60,578)			(56,181)

	Par (000)
Borrowed Bonds — (0.0)%

Foreign Agency Obligations — (0.0)%
YPF SA, 8.50%, 03/23/21	USD	44	(37,972)

Total Foreign Agency Obligations — (0.0)% (Proceeds: $42,999)			(37,972)

Total Borrowed Bonds — (0.0)% (Proceeds: $42,999)			(37,972)

TBA Sale Commitments — (10.6)%(p)

Mortgage-Backed Securities — (10.6)%
Government National Mortgage Association:
3.00%, 10/15/49		1,782	(1,828,056)
4.00%, 10/15/49		4,351	(4,524,265)
4.50%, 10/15/49		1,981	(2,072,054)
5.00%, 10/15/49		1,806	(1,904,060)
Uniform Mortgage-Backed Securities:
2.50%, 10/25/34 - 11/25/34		322	(324,415)
4.00%, 10/25/34 - 10/25/49		15,446	(16,028,143)
4.50%, 09/25/49 - 10/25/49		15,800	(16,610,564)
3.00%, 10/25/49		2,581	(2,619,868)
3.50%, 10/25/49		20,442	(20,967,423)

Total TBA Sale Commitments — (10.6)% (Proceeds: $66,823,237)			(66,878,848)

Total Investments Net of Options Written, Borrowed Bonds and TBA Sale Commitments — 119.3% (Cost: $733,132,386)			752,530,422

Liabilities in Excess of Other Assets — (19.3)%			(121,763,461)

Net Assets — 100.0%			$630,766,961

28

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Total Return V.I. Fund

(a)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(e)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(f)	Perpetual security with no stated maturity date.
(g)	Issuer filed for bankruptcy and/or is in default.
(h)	Non-income producing security.
(i)	Zero-coupon bond.
(j)	Convertible security.
(k)	Variable rate security. Rate shown is the rate in effect as of period end.
(l)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(m)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(n)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(o)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(p)	Represents or includes a TBA transaction.
(q)	Certain agreements have no stated maturity and can be terminated by either party at any time.
(r)	The amount to be repurchased assumes the maturity will be the day after the period end.
(s)	Rates are discount rates or a range of discount rates as of period end.
(t)	Annualized 7-day yield as of period end.
*

During the period ended September 30, 2019, investments in issuers considered to be an affiliate/affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

Affiliated Persons and/or Related Parties	Shares Held at 12/31/18	Shares Purchased	Shares Sold	Shares Held at 09/30/19	Value at 09/30/19	Income	Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class(b)	22,894,841	—	(16,546,849)	6,347,992	$6,347,992	$393,890	$—		$—
BlackRock Allocation Target Shares- BATS Series A	—	1,635,282	—	1,635,282	16,549,058	274,821	—		49,058

					$22,897,050	$668,711	$—		$49,058

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares purchased (sold).

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

29

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Total Return V.I. Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro-BTP	15	12/06/19	$2,384	$10,421
Euro-Schatz	9	12/06/19	1,102	(106)
U.S. Treasury 10 Year Ultra Note	139	12/19/19	19,794	(72,191)
U.S. Treasury Ultra Bond	159	12/19/19	30,513	(403,101)
U.S. Treasury 2 Year Note	73	12/31/19	15,732	22,243
U.S. Treasury 5 Year Note	150	12/31/19	17,872	44,267

				(398,467)

Short Contracts
Euro-Bobl	60	12/06/19	8,871	45,797
Euro-Bund	26	12/06/19	4,938	502
Euro-Buxl	16	12/06/19	3,793	51,774
U.S. Treasury 10 Year Note	355	12/19/19	46,261	35,075
U.S. Treasury Long Bond	14	12/19/19	2,272	(12,460)

				120,688

				$(277,779)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	145,150	EUR	100,000	Deutsche Bank AG	10/01/19	$565
BRL	4,182,539	EUR	912,000	BNP Paribas SA	10/02/19	12,606
BRL	29,338	USD	7,000	Citibank NA	10/02/19	61
USD	125,000	BRL	514,225	Morgan Stanley & Co. International plc	10/02/19	1,238
USD	17,154,626	EUR	15,520,000	Bank of America NA	10/03/19	237,316
USD	855,562	EUR	772,000	BNP Paribas SA	10/03/19	14,056
USD	1,176,082	EUR	1,063,000	Citibank NA	10/03/19	17,377
USD	589,443	EUR	533,000	Goldman Sachs International	10/03/19	8,454
USD	3,445,523	EUR	3,126,000	State Street Bank and Trust Co.	10/03/19	38,081
INR	6,131,900	USD	85,000	BNP Paribas SA	10/07/19	1,598
USD	47,000	ARS	2,340,600	Citibank NA	10/07/19	10,042
EGP	1,508,452	USD	91,000	BNP Paribas SA	10/09/19	1,460
EGP	2,815,540	USD	169,000	Morgan Stanley & Co. International plc	10/09/19	3,578
USD	15,000	ARS	894,000	JPMorgan Chase Bank NA	10/09/19	907
USD	25,000	ARS	1,515,000	Morgan Stanley & Co. International plc	10/09/19	1,118
USD	270,626	EUR	245,148	Westpac Banking Corp.	10/09/19	3,285
TRY	558,781	USD	96,000	UBS AG	10/10/19	2,667
USD	96,000	KRW	114,384,000	BNP Paribas SA	10/10/19	577
USD	138,500	KRW	165,055,685	UBS AG	10/10/19	804
USD	15,000	ARS	903,750	Goldman Sachs International	10/15/19	825
USD	189,000	SGD	260,741	BNP Paribas SA	10/15/19	325
USD	125,000	CLP	88,762,500	Citibank NA	10/16/19	3,233
USD	125,000	CLP	88,862,500	Citibank NA	10/23/19	3,077
USD	156,838	COP	539,523,050	Citibank NA	10/23/19	1,958
USD	442,261	COP	1,516,819,750	Credit Suisse International	10/23/19	6,829
USD	488,023	COP	1,677,171,550	JPMorgan Chase Bank NA	10/23/19	6,559
USD	127,000	COP	439,674,000	Morgan Stanley & Co. International plc	10/23/19	783
USD	612,720	COP	2,092,907,550	Natwest Markets plc	10/23/19	11,911
USD	94,000	ZAR	1,384,133	Morgan Stanley & Co. International plc	10/23/19	2,880
ZAR	4,693,738	USD	308,829	Citibank NA	10/23/19	170
USD	126,000	RUB	8,099,280	Bank of America NA	10/25/19	1,498
TWD	3,874,500	USD	125,000	HSBC Bank plc	10/30/19	79
BRL	146,799	USD	35,000	JPMorgan Chase Bank NA	11/04/19	244
RUB	20,446,050	USD	310,000	JPMorgan Chase Bank NA	11/06/19	3,794
RUB	26,795,470	USD	403,000	Morgan Stanley & Co. International plc	11/06/19	8,241

30

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Total Return V.I. Fund

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	122,664	EUR	112,000	JPMorgan Chase Bank NA	11/06/19	$246
USD	3,192,632	MXN	62,557,067	BNP Paribas SA	11/06/19	42,276
USD	443,000	MXN	8,720,771	HSBC Bank plc	11/06/19	3,825
USD	606,500	RUB	39,259,618	Bank of America NA	11/06/19	3,966
USD	201,500	RUB	12,955,443	Citibank NA	11/06/19	2,668
USD	30,000	ARS	2,107,500	Goldman Sachs International	11/29/19	77
USD	1,504,520	EUR	1,160,000	Deutsche Bank AG	12/13/19	233,077
CAD	837,838	AUD	916,000	Citibank NA	12/18/19	13,447
CAD	1,326	USD	1,000	Citibank NA	12/18/19	2
CHF	124,821	EUR	114,000	JPMorgan Chase Bank NA	12/18/19	933
EUR	1,045,000	CAD	1,515,391	JPMorgan Chase Bank NA	12/18/19	613
JPY	82,947,879	ZAR	11,334,000	Bank of America NA	12/18/19	30,804
NOK	5,165,000	SEK	5,503,974	Bank of America NA	12/18/19	6,296
USD	171,000	AUD	249,282	BNP Paribas SA	12/18/19	2,329
USD	57,000	CHF	56,318	BNP Paribas SA	12/18/19	175
USD	637,409	EUR	572,000	JPMorgan Chase Bank NA	12/18/19	10,156
USD	55,000	EUR	49,879	Natwest Markets plc	12/18/19	302
USD	170,000	GBP	136,907	JPMorgan Chase Bank NA	12/18/19	1,119
USD	925,000	JPY	99,415,300	BNP Paribas SA	12/18/19	205
USD	200,000	JPY	21,499,778	Citibank NA	12/18/19	2
USD	125,000	JPY	13,434,500	Royal Bank of Canada	12/18/19	28
USD	2,000	NOK	18,074	Bank of America NA	12/18/19	11
USD	510,253	NZD	801,000	BNP Paribas SA	12/18/19	7,770
USD	577,098	NZD	916,000	Citibank NA	12/18/19	2,473
USD	1,514,264	EUR	1,160,000	Deutsche Bank AG	02/25/20	235,814
JPY	154,610,000	USD	1,432,635	JPMorgan Chase Bank NA	03/16/20	14,303
USD	1,543,322	JPY	154,610,000	HSBC Bank plc	03/16/20	96,383

						1,117,496

CAD	1,508,539	EUR	1,045,000	JPMorgan Chase Bank NA	10/01/19	(349)
EUR	1,145,000	CAD	1,657,388	Deutsche Bank AG	10/01/19	(3,007)
BRL	1,910,012	USD	467,000	Citibank NA	10/02/19	(7,305)
BRL	656,240	USD	160,000	Morgan Stanley & Co. International plc	10/02/19	(2,058)
EUR	915,000	BRL	4,200,553	BNP Paribas SA	10/02/19	(13,671)
USD	410,000	BRL	1,708,552	BNP Paribas SA	10/02/19	(1,209)
USD	35,000	BRL	146,521	JPMorgan Chase Bank NA	10/02/19	(264)
USD	64,000	BRL	266,618	Morgan Stanley & Co. International plc	10/02/19	(169)
USD	30,000	ARS	1,995,000	JPMorgan Chase Bank NA	10/04/19	(1,580)
USD	34,000	ARS	2,227,000	Morgan Stanley & Co. International plc	10/04/19	(1,252)
ARS	2,994,600	USD	62,000	BNP Paribas SA	10/07/19	(14,716)
ARS	870,000	USD	15,000	Goldman Sachs International	10/07/19	(1,263)
ARS	925,600	USD	16,000	Morgan Stanley & Co. International plc	10/07/19	(1,385)
USD	85,000	INR	6,107,250	HSBC Bank plc	10/07/19	(1,250)
KRW	114,968,697	USD	96,000	BNP Paribas SA	10/10/19	(89)
USD	96,000	TRY	559,717	UBS AG	10/10/19	(2,833)
ARS	3,451,000	USD	70,000	JPMorgan Chase Bank NA	10/15/19	(15,873)
SGD	260,823	USD	189,000	BNP Paribas SA	10/15/19	(265)
USD	30,000	ARS	2,070,000	BNP Paribas SA	10/15/19	(2,467)
USD	85,000	ARS	5,890,000	Goldman Sachs International	10/15/19	(7,381)
CLP	111,449,590	USD	157,000	Natwest Markets plc	10/16/19	(4,110)
CLP	60,182,500	USD	83,125	JPMorgan Chase Bank NA	10/23/19	(552)
CLP	30,338,438	USD	41,875	UBS AG	10/23/19	(249)
COP	525,294,000	USD	154,000	Barclays Bank plc	10/23/19	(3,204)
COP	419,500,000	USD	125,000	Citibank NA	10/23/19	(4,575)
COP	318,824,500	USD	94,000	UBS AG	10/23/19	(2,475)
USD	303,631	ZAR	4,693,738	HSBC Bank plc	10/23/19	(5,368)
ZAR	1,391,651	USD	94,000	Bank of America NA	10/23/19	(2,385)
EUR	114,000	USD	125,960	Citibank NA	10/28/19	(1,439)
USD	125,000	TWD	3,906,250	BNP Paribas SA	10/30/19	(1,104)
BRL	1,411,860	USD	341,000	Citibank NA	11/04/19	(2,033)
BRL	414,180	USD	100,000	Deutsche Bank AG	11/04/19	(562)
BRL	524,160	USD	126,000	JPMorgan Chase Bank NA	11/04/19	(157)
USD	45,000	ARS	3,335,250	BNP Paribas SA	11/04/19	(6,114)

31

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Total Return V.I. Fund

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	94,000	BRL	393,973	Citibank NA	11/04/19	$(587)
EUR	112,000	USD	123,471	JPMorgan Chase Bank NA	11/06/19	(1,053)
IDR	6,664,490,000	USD	469,000	BNP Paribas SA	11/06/19	(820)
IDR	4,492,524,000	USD	317,000	Citibank NA	11/06/19	(1,400)
MXN	9,503,187	USD	485,000	BNP Paribas SA	11/06/19	(6,423)
USD	835,861	IDR	12,021,356,210	Bank of America NA	11/06/19	(8,639)
USD	236,357	IDR	3,404,009,850	BNP Paribas SA	11/06/19	(2,775)
USD	652,233	IDR	9,466,469,628	Citibank NA	11/06/19	(12,787)
USD	469,000	IDR	6,929,475,000	JPMorgan Chase Bank NA	11/06/19	(17,796)
USD	469,000	MXN	9,363,022	Citibank NA	11/06/19	(2,519)
USD	1,497,104	RUB	98,899,738	Morgan Stanley & Co. International plc	11/06/19	(20,751)
ARS	3,596,750	USD	70,000	HSBC Bank plc	11/13/19	(16,338)
USD	34,000	ARS	2,524,500	Morgan Stanley & Co. International plc	11/29/19	(1,844)
EUR	1,160,000	USD	1,419,283	JPMorgan Chase Bank NA	12/13/19	(147,840)
AUD	916,000	CAD	833,711	Citibank NA	12/18/19	(10,328)
AUD	1,145,000	NZD	1,237,462	JPMorgan Chase Bank NA	12/18/19	(1,548)
AUD	48,749	USD	33,000	JPMorgan Chase Bank NA	12/18/19	(15)
BRL	3,433,803	USD	841,000	UBS AG	12/18/19	(18,482)
CHF	55,003	USD	56,000	JPMorgan Chase Bank NA	12/18/19	(502)
EUR	114,000	CHF	124,425	Citibank NA	12/18/19	(533)
EUR	343,000	USD	380,006	Bank of America NA	12/18/19	(3,873)
EUR	95,224	USD	106,000	BNP Paribas SA	12/18/19	(1,578)
EUR	229,500	USD	254,957	HSBC Bank plc	12/18/19	(3,288)
EUR	340,000	USD	376,825	JPMorgan Chase Bank NA	12/18/19	(3,981)
EUR	229,500	USD	254,805	Standard Chartered Bank	12/18/19	(3,136)
JPY	134,325,712	USD	1,250,000	Citibank NA	12/18/19	(457)
JPY	9,640,710	USD	90,000	UBS AG	12/18/19	(319)
NOK	1,533,337	USD	172,000	BNP Paribas SA	12/18/19	(3,246)
NZD	271,108	USD	172,000	BNP Paribas SA	12/18/19	(1,928)
NZD	801,000	USD	509,437	Deutsche Bank AG	12/18/19	(6,953)
NZD	916,000	USD	575,834	JPMorgan Chase Bank NA	12/18/19	(1,208)
SEK	5,537,820	NOK	5,165,000	JPMorgan Chase Bank NA	12/18/19	(2,839)
SEK	1,186,389	USD	123,000	BNP Paribas SA	12/18/19	(1,828)
SEK	455,095	USD	47,000	Natwest Markets plc	12/18/19	(519)
USD	841,000	BRL	3,521,242	JPMorgan Chase Bank NA	12/18/19	(2,463)
USD	172,000	CAD	227,883	BNP Paribas SA	12/18/19	(234)
USD	171,000	JPY	18,393,919	BNP Paribas SA	12/18/19	(106)
ZAR	10,604,000	JPY	76,679,115	BNP Paribas SA	12/18/19	(20,202)
ZAR	730,000	JPY	5,270,642	JPMorgan Chase Bank NA	12/18/19	(1,316)
EUR	1,160,000	USD	1,429,520	JPMorgan Chase Bank NA	02/25/20	(151,070)

						(596,237)

	Net Unrealized Appreciation					$521,259

OTC Barrier Options Purchased

Description	Type of Option	Counterparty	Expiration Date	Exercise Price	Barrier Price/Range	Notional Amount (000)	Value
Put
USD Currency	Up and In	Deutsche Bank AG	11/07/19	BRL 3.90	BRL 4.10	USD 560	$627

OTC Currency Options Purchased

Description	Counterparty	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
EUR Currency	BNP Paribas SA	10/11/19	USD	1.14	EUR	112	$—
USD Currency	BNP Paribas SA	10/11/19	BRL	4.07	USD	424	10,621
EUR Currency	Morgan Stanley & Co. International plc	10/23/19	CHF	1.13	EUR	1,145	36

32

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Total Return V.I. Fund

OTC Currency Options Purchased (continued)

Description	Counterparty	Expiration Date	Exercise Price		Notional Amount (000)		Value
USD Currency	Morgan Stanley & Co. International plc	11/14/19	TWD	30.75	USD	251	$2,537

							13,194

Put
USD Currency	Citibank NA	10/04/19	ZAR	14.75	USD	119	10
USD Currency	Morgan Stanley & Co. International plc	10/04/19	ZAR	14.40	USD	125	—
USD Currency	Deutsche Bank AG	10/07/19	BRL	3.93	USD	238	1
EUR Currency	UBS AG	10/11/19	USD	1.12	EUR	225	5,170
USD Currency	Deutsche Bank AG	10/18/19	RUB	66.25	USD	190	3,978
USD Currency	BNP Paribas SA	10/29/19	BRL	4.08	USD	129	727
USD Currency	Morgan Stanley & Co. International plc	10/29/19	BRL	4.08	USD	129	724
USD Currency	Bank of America NA	10/30/19	MXN	20.15	USD	193	4,201
USD Currency	HSBC Bank plc	10/30/19	MXN	20.00	USD	481	7,822
USD Currency	Morgan Stanley & Co. International plc	10/30/19	MXN	19.50	USD	769	3,043
USD Currency	BNP Paribas SA	11/04/19	BRL	4.12	USD	129	1,290
USD Currency	HSBC Bank plc	11/14/19	BRL	4.08	USD	250	2,027
USD Currency	Bank of America NA	11/18/19	INR	71.50	USD	187	2,500
USD Currency	Bank of America NA	11/18/19	RUB	64.50	USD	187	1,459
USD Currency	JPMorgan Chase Bank NA	11/22/19	BRL	3.40	USD	368	—
USD Currency	JPMorgan Chase Bank NA	11/22/19	BRL	3.65	USD	883	33
USD Currency	BNP Paribas SA	12/17/19	JPY	106.00	USD	4,900	36,389
USD Currency	Royal Bank of Canada	12/17/19	JPY	106.00	USD	575	4,270
USD Currency	Deutsche Bank AG	12/20/19	JPY	106.00	USD	4,832	37,525

							111,169

							$124,363

OTC Interest Rate Swaptions Purchased

	Paid by the Fund		Received by the Fund
Description	Rate	Frequency	Rate	Frequency	Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
Call
10-Year Interest Rate Swap	3 month LIBOR	Quarterly	1.70%	Semi-Annual	Bank of America NA	03/17/20	1.70%	USD	2,507	$63,495
10-Year Interest Rate Swap	3 month LIBOR	Quarterly	1.70%	Semi-Annual	Bank of America NA	03/17/20	1.70%	USD	159	4,027

										67,522

Put
10-Year Interest Rate Swap	1.70%	Semi-Annual	3 month LIBOR	Quarterly	Bank of America NA	03/17/20	1.70%	USD	2,507	30,146
10-Year Interest Rate Swap	1.70%	Semi-Annual	3 month LIBOR	Quarterly	Bank of America NA	03/17/20	1.70%	USD	159	1,912

										32,058

										$ 99,580

OTC Currency Options Written

Description	Counterparty	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
USD Currency	Deutsche Bank AG	10/07/19	BRL	4.20	USD	119	$(492)
EUR Currency	UBS AG	10/11/19	USD	1.14	EUR	112	—
USD Currency	BNP Paribas SA	10/11/19	BRL	4.22	USD	849	(3,303)
USD Currency	Deutsche Bank AG	10/18/19	RUB	70.00	USD	95	(4)
USD Currency	BNP Paribas SA	10/29/19	BRL	4.30	USD	64	(351)
USD Currency	Morgan Stanley & Co. International plc	10/29/19	BRL	4.30	USD	64	(351)
USD Currency	BNP Paribas SA	11/04/19	BRL	4.30	USD	64	(428)
USD Currency	Deutsche Bank AG	11/07/19	BRL	4.10	USD	100	(2,720)
USD Currency	Bank of America NA	11/18/19	RUB	66.00	USD	94	(931)

33

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Total Return V.I. Fund

OTC Currency Options Written (continued)

Description	Counterparty	Expiration Date	Exercise Price		Notional Amount (000)		Value
USD Currency	JPMorgan Chase Bank NA	11/22/19	BRL	3.95	USD	276	$(15,929)

							(24,509)

Put
USD Currency	Citibank NA	10/04/19	ZAR	14.40	USD	179	—
USD Currency	Deutsche Bank AG	10/07/19	BRL	3.80	USD	238	—
EUR Currency	UBS AG	10/11/19	USD	1.10	EUR	169	(942)
USD Currency	BNP Paribas SA	10/11/19	BRL	3.95	USD	424	(12)
USD Currency	Morgan Stanley & Co. International plc	10/29/19	BRL	3.92	USD	129	(74)
USD Currency	BNP Paribas SA	10/29/19	BRL	3.92	USD	129	(74)
USD Currency	Bank of America NA	10/30/19	MXN	19.65	USD	289	(1,872)
USD Currency	HSBC Bank plc	10/30/19	MXN	19.50	USD	769	(3,019)
USD Currency	BNP Paribas SA	11/04/19	BRL	4.00	USD	193	(512)
USD Currency	HSBC Bank plc	11/14/19	BRL	3.99	USD	375	(1,220)
USD Currency	Bank of America NA	11/18/19	RUB	62.90	USD	281	(522)
USD Currency	Bank of America NA	11/18/19	INR	70.50	USD	281	(1,644)
USD Currency	JPMorgan Chase Bank NA	11/22/19	BRL	3.50	USD	1,104	(2)
USD Currency	BNP Paribas SA	12/17/19	JPY	102.00	USD	5,475	(11,161)
USD Currency	Deutsche Bank AG	12/20/19	JPY	102.00	USD	4,832	(10,618)

							(31,672)

							$(56,181)

Centrally Cleared Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.IG.33.V1	1.00%	Quarterly	12/20/24	USD	6,894	$(139,159)	$(143,746)	$4,587
ITRAXX.EUR.Main.32.V1	1.00%	Quarterly	12/20/24	EUR	14,709	(378,526)	(369,230)	(9,296)

						$(517,685)	$(512,976)	$(4,709)

Centrally Cleared Inflation Swaps

Paid by the Fund		Received by the Fund
Reference	Frequency	Rate	Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
0.81%	At Termination	1 month HICPXT	At Termination	09/15/24	EUR	9,619	$(7,410)	$—	$(7,410)
1 month HICPXT	At Termination	0.99%	At Termination	09/15/29	EUR	9,619	14,472	—	14,472

							$7,062	$—	$7,062

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund
Rate	Frequency	Rate	Frequency	Effective Date		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
28 day MXIBTIIE	Monthly	8.21%	Monthly	N/A		10/07/20	MXN	22,534	$12,767	$—	$12,767
6.86%	Monthly	28 day MXIBTIIE	Monthly	07/24/20	(a)	07/23/21	MXN	5,597	(1,643)	—	(1,643)
6.90%	Monthly	28 day MXIBTIIE	Monthly	07/27/20	(a)	07/26/21	MXN	7,812	(2,436)	—	(2,436)
6.78%	Monthly	28 day MXIBTIIE	Monthly	08/07/20	(a)	08/06/21	MXN	24,720	(6,384)	—	(6,384)

34

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Total Return V.I. Fund

Centrally Cleared Interest Rate Swaps (continued)

Paid by the Fund		Received by the Fund
Rate	Frequency	Rate	Frequency	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
6 month GBP LIBOR	Semi-Annual	0.75%	Semi-Annual	N/A	09/24/21	GBP	12,785	$26,108	$—	$26,108
6 month GBP LIBOR	Semi-Annual	0.73%	Semi-Annual	N/A	09/26/21	GBP	12,725	19,415	—	19,415
7.23%	Monthly	28 day MXIBTIIE	Monthly	N/A	07/18/22	MXN	6,068	(5,333)	—	(5,333)
7.23%	Monthly	28 day MXIBTIIE	Monthly	N/A	07/19/22	MXN	3,034	(2,669)	—	(2,669)
7.22%	Monthly	28 day MXIBTIIE	Monthly	N/A	07/20/22	MXN	1,167	(1,014)	—	(1,014)
7.21%	Monthly	28 day MXIBTIIE	Monthly	N/A	07/25/22	MXN	1,633	(1,416)	—	(1,416)
7.20%	Monthly	28 day MXIBTIIE	Monthly	N/A	08/03/22	MXN	11,114	(9,340)	—	(9,340)
28 day MXIBTIIE	Monthly	7.00%	Monthly	N/A	08/11/22	MXN	14,122	8,285	—	8,285
7.11%	Monthly	28 day MXIBTIIE	Monthly	N/A	10/14/22	MXN	5,081	(4,052)	—	(4,052)
7.11%	Monthly	28 day MXIBTIIE	Monthly	N/A	10/14/22	MXN	3,855	(3,102)	—	(3,102)
28 day MXIBTIIE	Monthly	8.13%	Monthly	N/A	02/02/24	MXN	7,278	22,616	—	22,616
28 day MXIBTIIE	Monthly	8.14%	Monthly	N/A	02/05/24	MXN	5,230	16,389	—	16,389
28 day MXIBTIIE	Monthly	6.73%	Monthly	N/A	08/09/24	MXN	4,769	1,835	—	1,835
28 day MXIBTIIE	Monthly	6.67%	Monthly	N/A	08/12/24	MXN	10,494	2,757	—	2,757
28 day MXIBTIIE	Monthly	6.72%	Monthly	N/A	08/13/24	MXN	9,029	3,248	—	3,248
28 day MXIBTIIE	Monthly	6.32%	Monthly	N/A	07/17/25	MXN	1,733	(1,143)	—	(1,143)
3 month LIBOR	Quarterly	2.13%	Semi-Annual	N/A	08/25/25	USD	60	2,101	—	2,101
2.27%	Semi-Annual	3 month LIBOR	Quarterly	N/A	09/11/25	USD	91	(3,946)	—	(3,946)
2.91%	Semi-Annual	3 month LIBOR	Quarterly	N/A	08/23/26	USD	125	(11,582)	—	(11,582)
3.16%	Semi-Annual	3 month LIBOR	Quarterly	N/A	10/03/28	USD	152	(22,088)	—	(22,088)

								$39,373	$—	$39,373

(a)	Forward swap.

OTC Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
United Mexican States	1.00%	Quarterly	JPMorgan Chase Bank NA	06/20/20	USD	135	$(705)	$177	$(882)
United Mexican States	1.00%	Quarterly	Bank of America NA	09/20/20	USD	135	(864)	337	(1,201)
Federative Republic of Brazil	1.00%	Quarterly	Barclays Bank plc	12/20/23	USD	142	479	5,306	(4,827)
Argentine Republic	5.00%	Quarterly	Morgan Stanley & Co. International plc	12/20/24	USD	108	64,874	61,991	2,883
CDX.NA.EM.32.V1	1.00%	Quarterly	Citibank NA	12/20/24	USD	328	17,167	15,996	1,171
Federative Republic of Brazil	1.00%	Quarterly	Citibank NA	12/20/24	USD	250	4,444	4,340	104
Federative Republic of Brazil	1.00%	Quarterly	Citibank NA	12/20/24	USD	1,491	26,495	25,872	623
Federative Republic of Brazil	1.00%	Quarterly	Goldman Sachs International	12/20/24	USD	155	2,756	2,938	(182)
Federative Republic of Brazil	1.00%	Quarterly	Goldman Sachs International	12/20/24	USD	982	17,464	18,623	(1,159)
Republic of Colombia	1.00%	Quarterly	Citibank NA	12/20/24	USD	46	(159)	(174)	15
Republic of Colombia	1.00%	Quarterly	Citibank NA	12/20/24	USD	671	(2,321)	(2,546)	225
Republic of Colombia	1.00%	Quarterly	Morgan Stanley & Co. International plc	12/20/24	USD	360	(1,245)	(1,433)	188
Republic of Colombia	1.00%	Quarterly	Morgan Stanley & Co. International plc	12/20/24	USD	20	(69)	(80)	11
Republic of South Africa	1.00%	Quarterly	Goldman Sachs International	12/20/24	USD	731	32,250	29,494	2,756
Republic of the Philippines	1.00%	Quarterly	Citibank NA	12/20/24	USD	1,046	(27,203)	(27,609)	406
Republic of Turkey	1.00%	Quarterly	Goldman Sachs International	12/20/24	USD	508	58,804	65,986	(7,182)
State of Qatar	1.00%	Quarterly	JPMorgan Chase Bank NA	12/20/24	USD	172	(4,019)	(4,467)	448
United Mexican States	1.00%	Quarterly	Citibank NA	12/20/24	USD	160	1,229	1,015	214
United Mexican States	1.00%	Quarterly	Citibank NA	12/20/24	USD	277	2,127	2,185	(58)
United Mexican States	1.00%	Quarterly	Citibank NA	12/20/24	USD	1,709	13,123	13,480	(357)
United Mexican States	1.00%	Quarterly	Citibank NA	12/20/24	USD	1,000	7,679	6,341	1,338
CMBX.NA.9.AAA-	0.50%	Monthly	Credit Suisse International	09/17/58	USD	150	(1,923)	1,742	(3,665)
CMBX.NA.9.AAA-	0.50%	Monthly	Deutsche Bank AG	09/17/58	USD	120	(1,538)	1,410	(2,948)
CMBX.NA.9.AAA-	0.50%	Monthly	Morgan Stanley & Co. International plc	09/17/58	USD	90	(1,154)	1,047	(2,201)
CMBX.NA.9.AAA-	0.50%	Monthly	Morgan Stanley & Co. International plc	09/17/58	USD	230	(2,949)	2,878	(5,827)
CMBX.NA.9.AAA-	0.50%	Monthly	Morgan Stanley & Co. International plc	09/17/58	USD	100	(1,282)	1,161	(2,443)

35

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Total Return V.I. Fund

OTC Credit Default Swaps — Buy Protection (continued)

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.9.BBB-	3.00%	Monthly	Morgan Stanley & Co. International plc	09/17/58	USD	8	$217	$450	$(233)
CMBX.NA.6.AAA-	0.50%	Monthly	Deutsche Bank AG	05/11/63	USD	380	(1,641)	(144)	(1,497)
CMBX.NA.6.AAA-	0.50%	Monthly	Deutsche Bank AG	05/11/63	USD	161	(697)	(12)	(685)
CMBX.NA.6.BBB-	3.00%	Monthly	JPMorgan Securities LLC	05/11/63	USD	30	2,526	2,797	(271)

							$203,865	$229,101	$(25,236)

OTC Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating	(a)		Notional Amount (000)	(b)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
United Mexican States	1.00%	Quarterly	Bank of America NA	06/20/20	BBB+		USD	135		$706	$(204)	$910
United Mexican States	1.00%	Quarterly	JPMorgan Chase Bank NA	09/20/20	BBB+		USD	135		864	(294)	1,158
Republic of Turkey	1.00%	Quarterly	Goldman Sachs International	12/20/24	B+		USD	127		(14,701)	(16,497)	1,796
CMBX.NA.3.AM	0.50%	Monthly	Credit Suisse International	12/13/49	NR		USD	5		(17)	(464)	447
CMBX.NA.9.BBB-	3.00%	Monthly	Deutsche Bank AG	09/17/58	NR		USD	37		(1,002)	(4,338)	3,336
CMBX.NA.9.BBB-	3.00%	Monthly	Morgan Stanley & Co. International plc	09/17/58	NR		USD	8		(217)	(478)	261
CMBX.NA.10.A	2.00%	Monthly	Deutsche Bank AG	11/17/59	A-		USD	120		464	(5,045)	5,509
CMBX.NA.10.A	2.00%	Monthly	Deutsche Bank AG	11/17/59	A-		USD	60		232	(2,568)	2,800
CMBX.NA.10.BBB-	3.00%	Monthly	JPMorgan Securities LLC	11/17/59	NR		USD	10		(328)	(835)	507
CMBX.NA.6.BBB-	3.00%	Monthly	Credit Suisse International	05/11/63	BBB-		USD	30		(2,527)	(2,312)	(215)

										$(16,526)	$(33,035)	$16,509

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

OTC Interest Rate Swaps

Paid by the Fund		Received by the Fund
Rate	Frequency	Rate	Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
3.27%	Semi-Annual	3 month LIBOR	Quarterly	Deutsche Bank AG	05/16/21	USD	470	$(16,315)	$—	$(16,315)
1 day BZDIOVER	At Termination	6.35%	At Termination	JPMorgan Chase Bank NA	01/02/23	BRL	4,521	12,650	—	12,650
1 day BZDIOVER	At Termination	8.27%	At Termination	JPMorgan Chase Bank NA	01/02/23	BRL	2,627	54,762	—	54,762
5.73%	Monthly	28 day MXIBTIIE	Monthly	Bank of America NA	01/03/25	MXN	672	1,292	—	1,292
28 day MXIBTIIE	Monthly	6.43%	Monthly	Bank of America NA	06/06/25	MXN	541	(220)	—	(220)
28 day MXIBTIIE	Monthly	6.33%	Monthly	Citibank NA	06/09/25	MXN	271	(172)	—	(172)
28 day MXIBTIIE	Monthly	6.33%	Monthly	Citibank NA	07/17/25	MXN	864	(559)	—	(559)

36

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Total Return V.I. Fund

OTC Interest Rate Swaps (continued)

Paid by the Fund		Received by the Fund		Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
6.31%	Monthly	28 day MXIBTIIE	Monthly	Deutsche Bank AG	08/11/25	MXN	3,395	$2,416	$—	$2,416
28 day MXIBTIIE	Monthly	6.27%	Monthly	Bank of America NA	12/05/25	MXN	122	(106)	—	(106)

								$53,748	$—	$53,748

The following reference rates, and their values as of period end, are used for security descriptions:

Reference Index		Reference Rate
1 day BZDIOVER	Overnight Brazil CETIP — Interbank Rate	0.02%
1 month HICPXT	Harmonized Index Of Consumer Prices Excluding Tobacco	0.19%
28 day MXIBTIIE	Mexico Interbank TIIE 28-Day	8.00%
3 month LIBOR	London Interbank Offered Rate	2.09%
6 month GBP LIBOR	London Interbank Offered Rate	0.83%

Glossary of Terms Used in this Report

Currency

ARS	Argentine Peso

AUD	Australian Dollar

BRL	Brazilian Real

CAD	Canadian Dollar

CHF	Swiss Franc

CLP	Chilean Peso

COP	Colombian Peso

EGP	Egyptian Pound

EUR	Euro

GBP	British Pound

IDR	Indonesian Rupiah

INR	Indian Rupee

JPY	Japanese Yen

KRW	South Korean Won

MXN	Mexican Peso

NGN	Nigerian Naira

NOK	Norwegian Krone

NZD	New Zealand Dollar

RUB	New Russian Ruble

SEK	Swedish Krona

SGD	Singapore Dollar

TRY	Turkish Lira

TWD	Taiwan New Dollar

USD	United States Dollar

ZAR	South African Rand

37

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Total Return V.I. Fund

Portfolio Abbreviations

ABS	Asset-Backed Security

BZDIOVER	Overnight Brazil CETIP — Interbank Rate

CLO	Collateralized Loan Obligation

COP	Certificates of Participation

CSMC	Credit Suisse Mortgage Capital

CWABS	Countrywide Asset-Backed Certificates

DAC	Designated Activity Company

EURIBOR	Euro Interbank Offered Rate

GO	General Obligation Bonds

LIBOR	London Interbank Offered Rate

MXIBTIIE	Mexico Interbank TIIE 28-Day

OTC	Over-the-counter

PCL	Public Company Limited

PJSC	Public Joint Stock Company

RB	Revenue Bonds

REMIC	Real Estate Mortgage Investment Conduit

SCA	Svenska Cellulosa Aktiebolaget

SOFR	Secured Overnight Financing Rate

TBA	To-be-announced

VRDN	Variable Rate Demand Notes

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	$—	$44,776,694	$3,769,416	$48,546,110
Corporate Bonds:
Aerospace & Defense	—	8,576,272	—	8,576,272
Air Freight & Logistics	—	984,282	—	984,282
Airlines	—	3,673,385	—	3,673,385
Auto Components	—	15,429	—	15,429
Automobiles	—	2,701,179	—	2,701,179
Banks	—	49,931,590	—	49,931,590
Beverages	—	3,670,220	—	3,670,220
Biotechnology	—	3,043,708	—	3,043,708
Building Products	—	433,716	—	433,716

38

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Total Return V.I. Fund

	Level 1	Level 2	Level 3	Total
Capital Markets	$—	$11,592,646	$833,441	$12,426,087
Chemicals	—	2,419,403	—	2,419,403
Commercial Services & Supplies	—	2,482,675	—	2,482,675
Communications Equipment	—	514,583	—	514,583
Construction Materials	—	23,892	—	23,892
Consumer Finance	—	6,234,541	—	6,234,541
Containers & Packaging	—	219,667	—	219,667
Diversified Consumer Services	—	878,488	—	878,488
Diversified Financial Services	—	2,028,805	—	2,028,805
Diversified Telecommunication Services	—	9,289,646	—	9,289,646
Electric Utilities	—	16,251,224	—	16,251,224
Electrical Equipment	—	492,659	—	492,659
Electronic Equipment, Instruments & Components	—	211,995	—	211,995
Energy Equipment & Services	—	270,185	—	270,185
Entertainment	—	1,067,075	—	1,067,075
Equity Real Estate Investment Trusts (REITs)	—	2,193,720	—	2,193,720
Food & Staples Retailing	—	2,313,529	—	2,313,529
Food Products	—	432,466	—	432,466
Gas Utilities	—	304,571	—	304,571
Health Care Equipment & Supplies	—	2,138,101	—	2,138,101
Health Care Providers & Services	—	7,956,785	—	7,956,785
Hotels, Restaurants & Leisure	—	1,098,285	—	1,098,285
Household Products	—	294,312	—	294,312
Independent Power and Renewable Electricity Producers	—	108,110	—	108,110
Industrial Conglomerates	—	1,632,389	—	1,632,389
Insurance	—	4,717,782	—	4,717,782
Internet & Direct Marketing Retail	—	909,734	—	909,734
IT Services	—	7,390,148	—	7,390,148
Life Sciences Tools & Services	—	1,543,719	—	1,543,719
Machinery	—	41,221	—	41,221
Media	—	6,215,575	—	6,215,575
Metals & Mining	—	1,541,387	—	1,541,387
Multiline Retail	—	55,928	—	55,928
Multi-Utilities	—	946,157	—	946,157
Oil, Gas & Consumable Fuels	—	19,591,666	—	19,591,666
Paper & Forest Products	—	647,950	—	647,950
Pharmaceuticals	—	6,613,405	—	6,613,405
Real Estate Management & Development	—	1,957,685	—	1,957,685
Road & Rail	—	4,081,463	—	4,081,463
Semiconductors & Semiconductor Equipment	—	5,429,207	—	5,429,207
Software	—	3,922,191	—	3,922,191
Specialty Retail	—	969,450	—	969,450
Technology Hardware, Storage & Peripherals	—	1,952,525	—	1,952,525
Textiles, Apparel & Luxury Goods	—	549,054	—	549,054
Thrifts & Mortgage Finance	—	487,724	—	487,724
Tobacco	—	3,606,907	—	3,606,907
Trading Companies & Distributors	—	255,465	—	255,465
Wireless Telecommunication Services	—	1,196,586	—	1,196,586
Floating Rate Loan Interests:
Air Freight & Logistics	—	77,927	—	77,927
Banks	—	—	384,198	384,198
Building Products	—	199,714	—	199,714
Capital Markets	—	—	160,305	160,305
Construction Materials	—	133,820	—	133,820
Diversified Financial Services	—	100,326	—	100,326
Health Care Providers & Services	—	309,241	—	309,241
Media	—	19,411	180,997	200,408
Oil, Gas & Consumable Fuels	—	173,092	—	173,092
Thrifts & Mortgage Finance	—	—	1,312,354	1,312,354
Foreign Agency Obligations(a)	—	4,511,843	—	4,511,843
Foreign Government Obligations(a)	—	20,053,112	—	20,053,112
Investment Companies	16,549,058	—	—	16,549,058
Municipal Bonds	—	33,499,187	—	33,499,187
Non-Agency Mortgage-Backed Securities	—	25,595,792	1,468,915	27,064,707
Capital Trusts(a)	—	1,955,361	—	1,955,361
U.S. Government Sponsored Agency Securities	—	326,008,310	—	326,008,310

39

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Total Return V.I. Fund

	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$—	$110,311,783	$—	$110,311,783
Short-Term Securities:
Borrowed Bond Agreements	—	38,280	—	38,280
Foreign Government Obligations(a)	—	405,822	—	405,822
Money Market Funds	6,347,992	—	—	6,347,992
Options Purchased:
Foreign currency exchange contracts	—	124,990	—	124,990
Interest rate contracts	—	99,580	—	99,580
Liabilities:
Investments:
Borrowed Bonds	—	(37,972)	—	(37,972)
TBA Sale Commitments	—	(66,878,848)	—	(66,878,848)

	$22,897,050	$721,579,927	$8,109,626	$752,586,603

Derivative Financial Instruments(b)
Assets:
Credit contracts	$—	$31,693	$—	$31,693
Foreign currency exchange contracts	—	1,117,496	—	1,117,496
Interest rate contracts	210,079	186,641	—	396,720
Other contracts	—	14,472	—	14,472
Liabilities:
Credit contracts	—	(45,129)	—	(45,129)
Foreign currency exchange contracts	—	(652,418)	—	(652,418)
Interest rate contracts	(487,858)	(93,520)	—	(581,378)
Other contracts	—	(7,410)	—	(7,410)

	$(277,779)	$551,825	$—	$274,046

(a)	See above Schedule of Investments for values in each industry or country.
(b)

Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset- Backed Securities	Corporate Bonds	Floating Rate Loan Interests	Non-Agency Mortgage- Backed Securities	U.S. Government Sponsored Agency Securities	Total
Investments:
Assets:
Opening balance, as of December 31, 2018	$1,026,437	$894,031	$3,465,229	$3,137,920	$81,630	$8,605,247
Transfers into level 3	2,471,279	—	—	—	—	2,471,279
Transfers out of level 3	(20,381)	—	—	(426,147)	(81,630)	(528,158)
Other(a)	808,297	—	—	(808,297)	—	—
Accrued discounts/premiums	5,562	—	—	28,271	—	33,833
Net realized gain	25,034	—	4,587	18,685	—	48,306
Net change in unrealized appreciation (depreciation)(b)	80,283	—	(117)	(57,081)	—	23,085
Purchases	338,440	—	576,915	—	—	915,355
Sales	(965,535)	(60,590)	(2,008,760)	(424,436)	—	(3,459,321)

Closing balance, as of September 30, 2019	$3,769,416	$833,441	$2,037,854	$1,468,915	$—	$8,109,626

Net change in unrealized appreciation (depreciation) on investments still held at September 30, 2019(b)	$78,827	$—	$(117)	$(57,181)	$—	$21,529

(a)	Certain Level 3 investments were re-classified between Asset-Backed Securities and Non-Agency Mortgage-Backed Securities.
(b)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at September 30, 2019 is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

40